united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2024

Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the year ended June 30, 2024, which was originally filed with the Securities and Exchange Commission on September 6, 2024 (Accession Number 0001580642-24-005355), amended filing for change to the Report to Shareholders under Item 1.

Item 1. Reports to Stockholders.

(a)

Catalyst Enhanced Income Strategy Fund

Class A (EIXAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$178	1.78%

How did the Fund perform during the reporting period?

This past year has been challenging for most subsectors within fixed income as persistent inflation and thus elevated interest rates have caused most fixed income assets to go sideways. Fortunately, due to the credit strength of our investments and our tactful investment thesis, we have fared considerably better than our benchmark historically. During the last year, duration rallied considerably; however, the Fund has much less exposure to interest rate duration and thus underperformed its benchmark.

Due to macro uncertainty and higher rates, investments in the Fund now yield more than they have in years and are less volatile than they were in the past. For example, before the 2022 bond rout, generic Non-agency RMBS senior bonds yielded 3-5% and now yield 7-12%. They are generally less volatile now than they were then due to amortization and continued strength in the housing market.

We have added and continue to optimistically add agency inverse interest only securities (IIO). These bonds benefit from the front end of the rate curve going lower, which would drive the coupon higher, hence the term inverse. This small position serves as a bit of a macro hedge in the event of large market disruption or recession. We anticipate the interest rate curve steepening towards the end of this year and into 2025, which would be beneficial for this position. This small position can have an outsized impact on total return for the fund.

Over the past year, we have maintained an allocation to select commercial mortgage-backed securities. While these securities provided positive performance in the past, they came under significant pressure late in 2022 and 2023. We did sell some bonds at the end of 2023/early 2024 as this subsector rallied. We find this sector to be one of the best opportunities in fixed income, albeit with specific asset selection.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Enhanced Income Strategy Fund
Catalyst Enhanced Income Strategy Fund - with load
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$15,000
$10,000
$5,000
$0
$11,628
$10,960
$10,489
$10,028
12/31/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst Enhanced Income Strategy Fund	Catalyst Enhanced Income Strategy Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/18	$10,000	$9,425	$10,000	$10,000
06/30/19	$11,318	$10,668	$10,611	$10,417
06/30/20	$11,850	$11,168	$11,539	$11,008
06/30/21	$12,726	$11,994	$11,500	$10,962
06/30/22	$12,467	$11,750	$10,317	$9,972
06/30/23	$11,862	$11,180	$10,220	$9,821
06/30/24	$11,628	$10,960	$10,489	$10,028

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/31/2018)
Catalyst Enhanced Income Strategy Fund
Without Load	- 1.97%	0.54%	2.78%
With Load	- 7.60%	- 0.64%	1.68%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.87%
Bloomberg U.S. Mortgage Backed Securities Index	2.12%	- 0.76%	0.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$219,641,002
  Number of Portfolio Holdings312
  Advisory Fee (net of waivers)$3,359,700
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.3%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%
CMBS	23.6%
CMO	29.0%
ABS	37.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 8.500%, 11/15/27	4.4%
Terwin Mortgage Trust, 2006-3 2A3, 1.566%, 04/25/37	3.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 2.789%, 10/25/36	3.3%
JP Morgan Chase Commercial Mortgage Securities Trust, 2011-C3, 5.360%, 02/15/46	2.8%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	2.1%
Credit Suisse Seasoned Loan Trust, 2006-1 M1, 3.268%, 10/25/34	2.0%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 2.789%, 03/25/35	1.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.187%, 10/12/52	1.8%
EMC Mortgage Loan Trust, 2004-B M2, 4.898%, 01/25/41	1.8%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	1.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Enhanced Income Strategy Fund - Class A (EIXAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-EIXAX

Catalyst Enhanced Income Strategy Fund

Class C (EIXCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$253	2.53%

How did the Fund perform during the reporting period?

This past year has been challenging for most subsectors within fixed income as persistent inflation and thus elevated interest rates have caused most fixed income assets to go sideways. Fortunately, due to the credit strength of our investments and our tactful investment thesis, we have fared considerably better than our benchmark historically. During the last year, duration rallied considerably; however, the Fund has much less exposure to interest rate duration and thus underperformed its benchmark.

Due to macro uncertainty and higher rates, investments in the Fund now yield more than they have in years and are less volatile than they were in the past. For example, before the 2022 bond rout, generic Non-agency RMBS senior bonds yielded 3-5% and now yield 7-12%. They are generally less volatile now than they were then due to amortization and continued strength in the housing market.

We have added and continue to optimistically add agency inverse interest only securities (IIO). These bonds benefit from the front end of the rate curve going lower, which would drive the coupon higher, hence the term inverse. This small position serves as a bit of a macro hedge in the event of large market disruption or recession. We anticipate the interest rate curve steepening towards the end of this year and into 2025, which would be beneficial for this position. This small position can have an outsized impact on total return for the fund.

Over the past year, we have maintained an allocation to select commercial mortgage-backed securities. While these securities provided positive performance in the past, they came under significant pressure late in 2022 and 2023. We did sell some bonds at the end of 2023/early 2024 as this subsector rallied. We find this sector to be one of the best opportunities in fixed income, albeit with specific asset selection.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Enhanced Income Strategy Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$15,000
$10,000
$5,000
$0
$11,149
$10,489
$10,028
12/31/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst Enhanced Income Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/18	$10,000	$10,000	$10,000
06/30/19	$11,275	$10,611	$10,417
06/30/20	$11,706	$11,539	$11,008
06/30/21	$12,480	$11,500	$10,962
06/30/22	$12,138	$10,317	$9,972
06/30/23	$11,460	$10,220	$9,821
06/30/24	$11,149	$10,489	$10,028

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund	- 2.72%	- 0.23%	2.00%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.87%
Bloomberg U.S. Mortgage Backed Securities Index	2.12%	- 0.76%	0.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$219,641,002
  Number of Portfolio Holdings312
  Advisory Fee (net of waivers)$3,359,700
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.3%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%
CMBS	23.6%
CMO	29.0%
ABS	37.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 8.500%, 11/15/27	4.4%
Terwin Mortgage Trust, 2006-3 2A3, 1.566%, 04/25/37	3.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 2.789%, 10/25/36	3.3%
JP Morgan Chase Commercial Mortgage Securities Trust, 2011-C3, 5.360%, 02/15/46	2.8%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	2.1%
Credit Suisse Seasoned Loan Trust, 2006-1 M1, 3.268%, 10/25/34	2.0%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 2.789%, 03/25/35	1.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.187%, 10/12/52	1.8%
EMC Mortgage Loan Trust, 2004-B M2, 4.898%, 01/25/41	1.8%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	1.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Enhanced Income Strategy Fund - Class C (EIXCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-EIXCX

Catalyst Enhanced Income Strategy Fund

Class I (EIXIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$153	1.53%

How did the Fund perform during the reporting period?

This past year has been challenging for most subsectors within fixed income as persistent inflation and thus elevated interest rates have caused most fixed income assets to go sideways. Fortunately, due to the credit strength of our investments and our tactful investment thesis, we have fared considerably better than our benchmark historically. During the last year, duration rallied considerably; however, the Fund has much less exposure to interest rate duration and thus underperformed its benchmark.

Due to macro uncertainty and higher rates, investments in the Fund now yield more than they have in years and are less volatile than they were in the past. For example, before the 2022 bond rout, generic Non-agency RMBS senior bonds yielded 3-5% and now yield 7-12%. They are generally less volatile now than they were then due to amortization and continued strength in the housing market.

We have added and continue to optimistically add agency inverse interest only securities (IIO). These bonds benefit from the front end of the rate curve going lower, which would drive the coupon higher, hence the term inverse. This small position serves as a bit of a macro hedge in the event of large market disruption or recession. We anticipate the interest rate curve steepening towards the end of this year and into 2025, which would be beneficial for this position. This small position can have an outsized impact on total return for the fund.

Over the past year, we have maintained an allocation to select commercial mortgage-backed securities. While these securities provided positive performance in the past, they came under significant pressure late in 2022 and 2023. We did sell some bonds at the end of 2023/early 2024 as this subsector rallied. We find this sector to be one of the best opportunities in fixed income, albeit with specific asset selection.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Enhanced Income Strategy Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Mortgage Backed Securities Index
$15,000
$10,000
$5,000
$0
$11,784
$10,489
$10,028
12/31/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst Enhanced Income Strategy Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
12/31/18	$10,000	$10,000	$10,000
06/30/19	$11,332	$10,611	$10,417
06/30/20	$11,891	$11,539	$11,008
06/30/21	$12,800	$11,500	$10,962
06/30/22	$12,571	$10,317	$9,972
06/30/23	$11,991	$10,220	$9,821
06/30/24	$11,784	$10,489	$10,028

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Catalyst Enhanced Income Strategy Fund	- 1.73%	0.79%	3.03%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.87%
Bloomberg U.S. Mortgage Backed Securities Index	2.12%	- 0.76%	0.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$219,641,002
  Number of Portfolio Holdings312
  Advisory Fee (net of waivers)$3,359,700
  Portfolio Turnover13%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	90.3%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	2.9%
U.S. Government & Agency Obligations	6.8%
CMBS	23.6%
CMO	29.0%
ABS	37.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 8.500%, 11/15/27	4.4%
Terwin Mortgage Trust, 2006-3 2A3, 1.566%, 04/25/37	3.4%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 2.789%, 10/25/36	3.3%
JP Morgan Chase Commercial Mortgage Securities Trust, 2011-C3, 5.360%, 02/15/46	2.8%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	2.1%
Credit Suisse Seasoned Loan Trust, 2006-1 M1, 3.268%, 10/25/34	2.0%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 2.789%, 03/25/35	1.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.187%, 10/12/52	1.8%
EMC Mortgage Loan Trust, 2004-B M2, 4.898%, 01/25/41	1.8%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	1.8%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Enhanced Income Strategy Fund - Class I (EIXIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-EIXIX

Catalyst Insider Income Fund

Class A (IIXAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.00%

How did the Fund perform during the reporting period?

The Catalyst Insider Income Fund holds a portfolio of short-term bonds issued by corporations whose executives are purchasing shares of the company’s common stock. Our historical research indicates that companies where insiders are buying the company’s common stock experience substantially lower default rates and bankruptcy rates. The intuition is that corporate insiders would not take an equity stake if the company were in jeopardy of bankruptcy. We believe this provides us with opportunities to identify undervalued bonds of companies with very high-quality credit fundamentals before the market does.

During the reporting period the fund outperformed the Bloomberg U.S. Aggregate Bond Index by over 548 basis points. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were highest in the front end of the yield curve. Additionally, the Fund remained default-free during the year and remains default-free since inception. The Fund significantly outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short dated (which limited the portfolio’s interest rate risk).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Catalyst Insider Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year US Government/Credit Index
$15,000
$10,000
$5,000
$0
$12,083
$11,508
$11,444
$11,412
07/29/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst Insider Income Fund	Catalyst Insider Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
07/29/14	$10,000	$9,524	$10,000	$10,000
06/30/15	$9,768	$9,303	$10,169	$10,098
06/30/16	$9,528	$9,074	$10,780	$10,259
06/30/17	$9,841	$9,372	$10,746	$10,294
06/30/18	$10,163	$9,680	$10,703	$10,316
06/30/19	$10,576	$10,072	$11,545	$10,756
06/30/20	$10,862	$10,345	$12,554	$11,208
06/30/21	$11,639	$11,085	$12,512	$11,257
06/30/22	$10,701	$10,192	$11,225	$10,856
06/30/23	$11,205	$10,672	$11,119	$10,913
06/30/24	$12,083	$11,508	$11,412	$11,444

Average Annual Total Returns

	1 Year	5 Years	Since Inception (7/29/2014)
Catalyst Insider Income Fund
Without Load	7.84%	2.70%	1.93%
With Load	2.71%	1.70%	1.43%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.34%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$55,632,643
  Number of Portfolio Holdings20
  Advisory Fee (net of waivers)$213,631
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	45.3%
Corporate Bonds	50.7%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
61.6%
Communications
8.3%
Technology
8.1%
Real Estate
5.5%
Money Market Funds
4.0%
Industrials
3.6%
Health Care
3.6%
Utilities
3.0%
Materials
0.5%
Other Assets in Excess of Liabilities
1.8%

Value	Value
Other Assets in Excess of Liabilities	1.8%
Materials	0.5%
Utilities	3.0%
Health Care	3.6%
Industrials	3.6%
Money Market Funds	4.0%
Real Estate	5.5%
Technology	8.1%
Communications	8.3%
Financials	61.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.1%
Redwood Trust, Inc., 5.625%, due 07/15/24	8.3%
SoFi Technologies, Inc., 10.320%, due 10/15/26	7.8%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.5%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Prospect Capital Corporation, 3.706%, due 01/22/26	4.9%
Ares Capital Corporation, 4.250%, due 03/1/25	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
VeriSign, Inc., 5.250%, due 04/1/25	4.7%
Broadcom, Inc., 3.625%, due 10/15/24	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Insider Income Fund - Class A (IIXAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-IIXAX

Catalyst Insider Income Fund

Class C (IIXCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.75%

How did the Fund perform during the reporting period?

The Catalyst Insider Income Fund holds a portfolio of short-term bonds issued by corporations whose executives are purchasing shares of the company’s common stock. Our historical research indicates that companies where insiders are buying the company’s common stock experience substantially lower default rates and bankruptcy rates. The intuition is that corporate insiders would not take an equity stake if the company were in jeopardy of bankruptcy. We believe this provides us with opportunities to identify undervalued bonds of companies with very high-quality credit fundamentals before the market does.

During the reporting period the fund outperformed the Bloomberg U.S. Aggregate Bond Index by over 548 basis points. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were highest in the front end of the yield curve. Additionally, the Fund remained default-free during the year and remains default-free since inception. The Fund significantly outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short dated (which limited the portfolio’s interest rate risk).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year US Government/Credit Index
$15,000
$10,000
$5,000
$0
$11,444
$11,412
$11,259
Jul-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Insider Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,706	$10,169	$10,098
Jun-2016	$9,399	$10,780	$10,259
Jun-2017	$9,630	$10,746	$10,294
Jun-2018	$9,883	$10,703	$10,316
Jun-2019	$10,230	$11,545	$10,756
Jun-2020	$10,418	$12,554	$11,208
Jun-2021	$11,093	$12,512	$11,257
Jun-2022	$10,120	$11,225	$10,856
Jun-2023	$10,519	$11,119	$10,913
Jun-2024	$11,259	$11,412	$11,444

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 29, 2014)
Catalyst Insider Income Fund	7.04%	1.94%	1.20%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.34%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$55,632,643
  Number of Portfolio Holdings20
  Advisory Fee (net of waivers)$213,631
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	45.3%
Corporate Bonds	50.7%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Materials	0.5%
Utilities	3.0%
Health Care	3.6%
Industrials	3.6%
Money Market Funds	4.0%
Real Estate	5.5%
Technology	8.1%
Communications	8.3%
Financials	61.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.1%
Redwood Trust, Inc., 5.625%, due 07/15/24	8.3%
SoFi Technologies, Inc., 10.320%, due 10/15/26	7.8%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.5%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Prospect Capital Corporation, 3.706%, due 01/22/26	4.9%
Ares Capital Corporation, 4.250%, due 03/1/25	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
VeriSign, Inc., 5.250%, due 04/1/25	4.7%
Broadcom, Inc., 3.625%, due 10/15/24	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Insider Income Fund - Class C (IIXCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-IIXCX

Catalyst Insider Income Fund

Class I (IIXIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

How did the Fund perform during the reporting period?

The Catalyst Insider Income Fund holds a portfolio of short-term bonds issued by corporations whose executives are purchasing shares of the company’s common stock. Our historical research indicates that companies where insiders are buying the company’s common stock experience substantially lower default rates and bankruptcy rates. The intuition is that corporate insiders would not take an equity stake if the company were in jeopardy of bankruptcy. We believe this provides us with opportunities to identify undervalued bonds of companies with very high-quality credit fundamentals before the market does.

During the reporting period the fund outperformed the Bloomberg U.S. Aggregate Bond Index by over 548 basis points. By using the insider buying signal as the first step in our credit evaluation process, we identified a number of bonds that we believe have been overlooked by the market and possess superior yields to bonds of comparable credit fundamentals. Throughout the year, the portfolio’s average maturity was under 2 years, which worked to the Fund's benefit as yields were highest in the front end of the yield curve. Additionally, the Fund remained default-free during the year and remains default-free since inception. The Fund significantly outperformed the benchmark in part because we identified bonds that had superior yields, did not default, and were short dated (which limited the portfolio’s interest rate risk).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst Insider Income Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg 1-3 Year US Government/Credit Index
$15,000
$10,000
$5,000
$0
$12,416
$11,444
$11,412
Jul-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst Insider Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year US Government/Credit Index
Jul-2014	$10,000	$10,000	$10,000
Jun-2015	$9,791	$10,169	$10,098
Jun-2016	$9,563	$10,780	$10,259
Jun-2017	$9,910	$10,746	$10,294
Jun-2018	$10,272	$10,703	$10,316
Jun-2019	$10,733	$11,545	$10,756
Jun-2020	$11,044	$12,554	$11,208
Jun-2021	$11,866	$12,512	$11,257
Jun-2022	$10,941	$11,225	$10,856
Jun-2023	$11,485	$11,119	$10,913
Jun-2024	$12,416	$11,412	$11,444

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 29, 2014)
Catalyst Insider Income Fund	8.11%	2.96%	2.21%
Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.34%
Bloomberg 1-3 Year US Government/Credit Index	4.87%	1.25%	1.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$55,632,643
  Number of Portfolio Holdings20
  Advisory Fee (net of waivers)$213,631
  Portfolio Turnover17%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	45.3%
Corporate Bonds	50.7%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Materials	0.5%
Utilities	3.0%
Health Care	3.6%
Industrials	3.6%
Money Market Funds	4.0%
Real Estate	5.5%
Technology	8.1%
Communications	8.3%
Financials	61.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.1%
Redwood Trust, Inc., 5.625%, due 07/15/24	8.3%
SoFi Technologies, Inc., 10.320%, due 10/15/26	7.8%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.5%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Prospect Capital Corporation, 3.706%, due 01/22/26	4.9%
Ares Capital Corporation, 4.250%, due 03/1/25	4.8%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.7%
VeriSign, Inc., 5.250%, due 04/1/25	4.7%
Broadcom, Inc., 3.625%, due 10/15/24	4.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst Insider Income Fund - Class I (IIXIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-IIXIX

Catalyst/CIFC Senior Secured Income Fund

Class A (CFRAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.15%

How did the Fund perform during the reporting period?

Overall, 2023 was a blockbuster year for the loan market, which performed exceptionally well despite various macroeconomic challenges, including pervasive expectations of a recession that ultimately never materialized. The positive momentum carried over into 2024 as loans continued to benefit from higher base rates and a resilient economic growth and labor market environment, which drove the Fund’s strong positive returns.

During the fiscal year ended June 30, 2024, the Fund maintained its higher quality and diversification bias, positioning our portfolio toward what we perceive as stable revenue, EBITDA, and cash flow corporate profiles. The Fund also maintained a structural underweight to lower-quality names and significantly reduced downgrade vulnerable risks, particularly in the B- segment of the market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Catalyst/CIFC Senior Secured Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
S&P LSTA U.S. Leveraged Loan 100 Index TR
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,043
$14,617
$13,923
$11,430
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst/CIFC Senior Secured Income Fund	Catalyst/CIFC Senior Secured Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
06/30/14	$10,000	$9,525	$10,000	$10,000
06/30/15	$10,011	$9,536	$10,186	$10,028
06/30/16	$9,465	$9,015	$10,797	$10,098
06/30/17	$10,251	$9,764	$10,763	$10,778
06/30/18	$11,023	$10,500	$10,720	$11,180
06/30/19	$11,490	$10,944	$11,564	$11,652
06/30/20	$11,483	$10,938	$12,575	$11,598
06/30/21	$12,527	$11,932	$12,533	$12,684
06/30/22	$12,036	$11,465	$11,243	$12,148
06/30/23	$13,134	$12,511	$11,137	$13,580
06/30/24	$14,617	$13,923	$11,430	$15,043

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund
Without Load	11.29%	4.93%	3.87%
With Load	6.02%	3.91%	3.36%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$467,457,691
  Number of Portfolio Holdings352
  Advisory Fee (net of waivers)$2,359,996
  Portfolio Turnover103%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.0%
Corporate Bonds	2.9%
Exchange-Traded Funds	2.6%
Money Market Funds	11.1%
Term Loans	77.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 21.0%
Technology 19.7%
Industrials 14.3%
Money Market Funds 12.3%
Consumer Discretionary 11.0%
Health Care 8.2%
CLO 6.6%
Communications 6.2%
Energy 3.2%
Materials 3.0%
Fixed Income 2.9%
Consumer Staples 1.9%
Utilities 0.2%
Real Estate 0.1%
Liabilities in Excess of Other Assets -10.6%

Value	Value
Liabilities in Excess of Other Assets	-10.6%
Real Estate	0.1%
Utilities	0.2%
Consumer Staples	1.9%
Fixed Income	2.9%
Materials	3.0%
Energy	3.2%
Communications	6.2%
CLO	6.6%
Health Care	8.2%
Consumer Discretionary	11.0%
Money Market Funds	12.3%
Industrials	14.3%
Technology	19.7%
Financials	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.9%
Aretec Group, Inc., 9.320%, 08/09/30	1.4%
BroadStreet Partners, Inc., 8.571%, 05/12/31	1.4%
Pug, LLC, 10.079%, 03/12/30	1.2%
Genesys Cloud Services Holdings II, LLC, 8.829%, 12/01/27	1.2%
Osaic Holdings, Inc., 9.321%, 08/16/28	1.2%
Cloud Software Group, Inc., 9.331%, 03/29/29	1.2%
GTCR W Merger Sub, LLC, 8.309%, 09/20/30	1.2%
Cotiviti, Inc., 8.579%, 02/24/31	1.1%
UKG, Inc., 8.576%, 01/31/31	1.1%

Material Fund Changes

During the reporting period, Rick Lam was added as a portfolio manager of the Fund.

Effective April 26, 2024, the Fund’s name changed from “Catalyst/CIFC Floating Rate Income Fund” to “Catalyst/CIFC Senior Secured Income Fund. The Fund further adopted a policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in senior secured debt instruments.

Catalyst/CIFC Senior Secured Income Fund - Class A (CFRAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CFRAX

Catalyst/CIFC Senior Secured Income Fund

Class C (CFRCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.90%

How did the Fund perform during the reporting period?

Overall, 2023 was a blockbuster year for the loan market, which performed exceptionally well despite various macroeconomic challenges, including pervasive expectations of a recession that ultimately never materialized. The positive momentum carried over into 2024 as loans continued to benefit from higher base rates and a resilient economic growth and labor market environment, which drove the Fund’s strong positive returns.

During the fiscal year ended June 30, 2024, the Fund maintained its higher quality and diversification bias, positioning our portfolio toward what we perceive as stable revenue, EBITDA, and cash flow corporate profiles. The Fund also maintained a structural underweight to lower-quality names and significantly reduced downgrade vulnerable risks, particularly in the B- segment of the market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P LSTA U.S. Leveraged Loan 100 Index TR
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,043
$13,558
$11,430
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,936	$10,186	$10,028
Jun-2016	$9,320	$10,797	$10,098
Jun-2017	$10,034	$10,763	$10,778
Jun-2018	$10,700	$10,720	$11,180
Jun-2019	$11,071	$11,564	$11,652
Jun-2020	$10,981	$12,575	$11,598
Jun-2021	$11,893	$12,533	$12,684
Jun-2022	$11,342	$11,243	$12,148
Jun-2023	$12,285	$11,137	$13,580
Jun-2024	$13,558	$11,430	$15,043

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	10.36%	4.14%	3.09%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$467,457,691
  Number of Portfolio Holdings352
  Advisory Fee (net of waivers)$2,359,996
  Portfolio Turnover103%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.0%
Corporate Bonds	2.9%
Exchange-Traded Funds	2.6%
Money Market Funds	11.1%
Term Loans	77.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.6%
Real Estate	0.1%
Utilities	0.2%
Consumer Staples	1.9%
Fixed Income	2.9%
Materials	3.0%
Energy	3.2%
Communications	6.2%
CLO	6.6%
Health Care	8.2%
Consumer Discretionary	11.0%
Money Market Funds	12.3%
Industrials	14.3%
Technology	19.7%
Financials	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.9%
Aretec Group, Inc., 9.320%, 08/09/30	1.4%
BroadStreet Partners, Inc., 8.571%, 05/12/31	1.4%
Pug, LLC, 10.079%, 03/12/30	1.2%
Genesys Cloud Services Holdings II, LLC, 8.829%, 12/01/27	1.2%
Osaic Holdings, Inc., 9.321%, 08/16/28	1.2%
Cloud Software Group, Inc., 9.331%, 03/29/29	1.2%
GTCR W Merger Sub, LLC, 8.309%, 09/20/30	1.2%
Cotiviti, Inc., 8.579%, 02/24/31	1.1%
UKG, Inc., 8.576%, 01/31/31	1.1%

Material Fund Changes

During the reporting period, Rick Lam was added as a portfolio manager of the Fund.

Effective April 26, 2024, the Fund’s name changed from “Catalyst/CIFC Floating Rate Income Fund” to “Catalyst/CIFC Senior Secured Income Fund. The Fund further adopted a policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in senior secured debt instruments.

Catalyst/CIFC Senior Secured Income Fund - Class C (CFRCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CFRCX

Catalyst/CIFC Senior Secured Income Fund

Class C1 (CFRFX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$190	1.90%

How did the Fund perform during the reporting period?

Overall, 2023 was a blockbuster year for the loan market, which performed exceptionally well despite various macroeconomic challenges, including pervasive expectations of a recession that ultimately never materialized. The positive momentum carried over into 2024 as loans continued to benefit from higher base rates and a resilient economic growth and labor market environment, which drove the Fund’s strong positive returns.

During the fiscal year ended June 30, 2024, the Fund maintained its higher quality and diversification bias, positioning our portfolio toward what we perceive as stable revenue, EBITDA, and cash flow corporate profiles. The Fund also maintained a structural underweight to lower-quality names and significantly reduced downgrade vulnerable risks, particularly in the B- segment of the market.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P LSTA U.S. Leveraged Loan 100 Index TR
$12,000
$11,500
$11,000
$10,500
$10,000
$11,993
$11,852
$10,792
Nov-2022
Jun-2023
Jun-2024

	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
Nov-2022	$10,000	$10,000	$10,000
Jun-2023	$10,741	$10,515	$10,826
Jun-2024	$11,852	$10,792	$11,993

Average Annual Total Returns

	1 Year	Since Inception (November 1, 2022)
Catalyst/CIFC Senior Secured Income Fund	10.34%	10.77%
Bloomberg U.S. Aggregate Bond Index	2.63%	4.70%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	11.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$467,457,691
  Number of Portfolio Holdings352
  Advisory Fee (net of waivers)$2,359,996
  Portfolio Turnover103%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.0%
Corporate Bonds	2.9%
Exchange-Traded Funds	2.6%
Money Market Funds	11.1%
Term Loans	77.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.6%
Real Estate	0.1%
Utilities	0.2%
Consumer Staples	1.9%
Fixed Income	2.9%
Materials	3.0%
Energy	3.2%
Communications	6.2%
CLO	6.6%
Health Care	8.2%
Consumer Discretionary	11.0%
Money Market Funds	12.3%
Industrials	14.3%
Technology	19.7%
Financials	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.9%
Aretec Group, Inc., 9.320%, 08/09/30	1.4%
BroadStreet Partners, Inc., 8.571%, 05/12/31	1.4%
Pug, LLC, 10.079%, 03/12/30	1.2%
Genesys Cloud Services Holdings II, LLC, 8.829%, 12/01/27	1.2%
Osaic Holdings, Inc., 9.321%, 08/16/28	1.2%
Cloud Software Group, Inc., 9.331%, 03/29/29	1.2%
GTCR W Merger Sub, LLC, 8.309%, 09/20/30	1.2%
Cotiviti, Inc., 8.579%, 02/24/31	1.1%
UKG, Inc., 8.576%, 01/31/31	1.1%

Material Fund Changes

During the reporting period, Rick Lam was added as a portfolio manager of the Fund.

Effective April 26, 2024, the Fund’s name changed from “Catalyst/CIFC Floating Rate Income Fund” to “Catalyst/CIFC Senior Secured Income Fund. The Fund further adopted a policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in senior secured debt instruments.

Catalyst/CIFC Senior Secured Income Fund - Class C1 (CFRFX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CFRFX

Catalyst/CIFC Senior Secured Income Fund

Class I (CFRIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228. This report describes change to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.90%

How did the Fund perform during the reporting period?

Overall, 2023 was a blockbuster year for the loan market, which performed exceptionally well despite various macroeconomic challenges, including pervasive expectations of a recession that ultimately never materialized. The positive momentum carried over into 2024 as loans continued to benefit from higher base rates and a resilient economic growth and labor market environment, which drove the Fund’s strong positive returns.

During the fiscal year ended June 30, 2024, the Fund maintained its higher quality and diversification bias, positioning our portfolio toward what we perceive as stable revenue, EBITDA, and cash flow corporate profiles. The Fund also maintained a structural underweight to lower-quality names and significantly reduced downgrade vulnerable risks, particularly in the B- segment of the market.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/CIFC Senior Secured Income Fund
Bloomberg U.S. Aggregate Bond Index
S&P LSTA U.S. Leveraged Loan 100 Index TR
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,043
$14,986
$11,430
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/CIFC Senior Secured Income Fund	Bloomberg U.S. Aggregate Bond Index	S&P LSTA U.S. Leveraged Loan 100 Index TR
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$10,027	$10,186	$10,028
Jun-2016	$9,504	$10,797	$10,098
Jun-2017	$10,342	$10,763	$10,778
Jun-2018	$11,147	$10,720	$11,180
Jun-2019	$11,648	$11,564	$11,652
Jun-2020	$11,672	$12,575	$11,598
Jun-2021	$12,762	$12,533	$12,684
Jun-2022	$12,279	$11,243	$12,148
Jun-2023	$13,447	$11,137	$13,580
Jun-2024	$14,986	$11,430	$15,043

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/CIFC Senior Secured Income Fund	11.44%	5.17%	4.13%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
S&P LSTA U.S. Leveraged Loan 100 Index TR	10.78%	5.24%	4.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$467,457,691
  Number of Portfolio Holdings352
  Advisory Fee (net of waivers)$2,359,996
  Portfolio Turnover103%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	6.0%
Corporate Bonds	2.9%
Exchange-Traded Funds	2.6%
Money Market Funds	11.1%
Term Loans	77.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.6%
Real Estate	0.1%
Utilities	0.2%
Consumer Staples	1.9%
Fixed Income	2.9%
Materials	3.0%
Energy	3.2%
Communications	6.2%
CLO	6.6%
Health Care	8.2%
Consumer Discretionary	11.0%
Money Market Funds	12.3%
Industrials	14.3%
Technology	19.7%
Financials	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.9%
Aretec Group, Inc., 9.320%, 08/09/30	1.4%
BroadStreet Partners, Inc., 8.571%, 05/12/31	1.4%
Pug, LLC, 10.079%, 03/12/30	1.2%
Genesys Cloud Services Holdings II, LLC, 8.829%, 12/01/27	1.2%
Osaic Holdings, Inc., 9.321%, 08/16/28	1.2%
Cloud Software Group, Inc., 9.331%, 03/29/29	1.2%
GTCR W Merger Sub, LLC, 8.309%, 09/20/30	1.2%
Cotiviti, Inc., 8.579%, 02/24/31	1.1%
UKG, Inc., 8.576%, 01/31/31	1.1%

Material Fund Changes

During the reporting period, Rick Lam was added as a portfolio manager of the Fund.

Effective April 26, 2024, the Fund’s name changed from “Catalyst/CIFC Floating Rate Income Fund” to “Catalyst/CIFC Senior Secured Income Fund. The Fund further adopted a policy to invest at least 80% of its net assets (plus borrowing for investment purposes) in senior secured debt instruments.

Catalyst/CIFC Senior Secured Income Fund - Class I (CFRIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-CFRIX

Catalyst/MAP Global Balanced Fund

Class A (TRXAX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.22%

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the reporting period was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. The Fund is currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target, and over the long term we believe yields will remain higher for longer.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst/MAP Global Balanced Fund	Catalyst/MAP Global Balanced Fund - with load	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
06/30/14	$10,000	$9,425	$10,000	$10,000
06/30/15	$9,943	$9,371	$10,123	$9,725
06/30/16	$10,042	$9,465	$9,802	$9,333
06/30/17	$10,927	$10,299	$11,706	$11,184
06/30/18	$11,376	$10,722	$13,030	$11,872
06/30/19	$11,863	$11,181	$13,854	$12,482
06/30/20	$11,475	$10,815	$14,220	$11,090
06/30/21	$13,521	$12,744	$19,890	$15,450
06/30/22	$12,859	$12,119	$16,833	$14,296
06/30/23	$13,296	$12,531	$19,717	$15,844
06/30/24	$13,987	$13,183	$23,646	$18,182

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	5.20%	3.35%	3.41%
With Load	(0.85)%	2.13%	2.80%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$14,587,043
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$0
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	5.1%
Common Stocks	47.7%
Corporate Bonds	34.6%
Exchange-Traded Funds	2.7%
Money Market Funds	0.3%
U.S. Government & Agencies	9.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.3%
Utilities	2.7%
Commodity	2.7%
Energy	4.9%
Communications	5.7%
Financials	6.4%
Consumer Discretionary	6.8%
Health Care	9.3%
U.S. Treasury Obligations	9.6%
Industrials	9.8%
Consumer Staples	13.3%
Materials	13.7%
Technology	14.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 0.375%, 07/15/24	6.8%
Microsoft Corporation	3.6%
United States Treasury Note, 2.500%, 01/31/25	2.7%
Vivendi S.E.	2.7%
SPDR Gold MiniShares Trust	2.7%
Imperial Brands PLC	2.6%
Bunge Global S.A.	2.6%
Sanofi S.A.	2.5%
Nestle S.A.	2.5%
Holcim A.G.	2.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/MAP Global Balanced Fund - Class A (TRXAX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-TRXAX

Catalyst/MAP Global Balanced Fund

Class C (TRXCX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.97%

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the reporting period was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. The Fund is currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target, and over the long term we believe yields will remain higher for longer.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst/MAP Global Balanced Fund	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
06/30/14	$10,000	$10,000	$10,000
06/30/15	$9,876	$10,123	$9,725
06/30/16	$9,892	$9,802	$9,333
06/30/17	$10,686	$11,706	$11,184
06/30/18	$11,043	$13,030	$11,872
06/30/19	$11,424	$13,854	$12,482
06/30/20	$10,974	$14,220	$11,090
06/30/21	$12,826	$19,890	$15,450
06/30/22	$12,112	$16,833	$14,296
06/30/23	$12,428	$19,717	$15,844
06/30/24	$12,978	$23,646	$18,182

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	4.43%	2.58%	2.64%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$14,587,043
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$0
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	5.1%
Common Stocks	47.7%
Corporate Bonds	34.6%
Exchange-Traded Funds	2.7%
Money Market Funds	0.3%
U.S. Government & Agencies	9.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.3%
Utilities	2.7%
Commodity	2.7%
Energy	4.9%
Communications	5.7%
Financials	6.4%
Consumer Discretionary	6.8%
Health Care	9.3%
U.S. Treasury Obligations	9.6%
Industrials	9.8%
Consumer Staples	13.3%
Materials	13.7%
Technology	14.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 0.375%, 07/15/24	6.8%
Microsoft Corporation	3.6%
United States Treasury Note, 2.500%, 01/31/25	2.7%
Vivendi S.E.	2.7%
SPDR Gold MiniShares Trust	2.7%
Imperial Brands PLC	2.6%
Bunge Global S.A.	2.6%
Sanofi S.A.	2.5%
Nestle S.A.	2.5%
Holcim A.G.	2.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/MAP Global Balanced Fund - Class C (TRXCX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-TRXCX

Catalyst/MAP Global Balanced Fund

Class I (TRXIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.97%

How did the Fund perform during the reporting period?

At the start of 2023 we did not believe that high interest rates would tip the economy into a recession; however, we did expect the economy to continue to slow. But to our surprise, economic growth grew robustly in 2023. During the fall of 2023, the Federal Reserve (the Fed) declared the rate hike cycle over and that they had conquered inflation. Bond prices rose, causing rates to fall, leading to a strong risk-on feedback loop, rewarding investors who added beta and momentum to their portfolios. With stock valuations today near where they were before the Fed began their aggressive hikes, equity risk premiums are historically low. As a value manager requiring a margin of safety, we find that difficult to achieve in this environment. Relative fund performance for the reporting period was impacted by the outsized performance of momentum stocks, particularly those involved with Artificial Intelligence (AI). Furthermore, our cautious economic stance led to underperformance relative to stronger than expected economic growth.

We believe that the historic rally over the past six months and investors' singular focus on AI and its future potential has caused many to shift their focus away from the numerous structural issues prevalent in the economy. Accordingly, the Fund remains positioned with a defensive bias. The Fund is currently overweight Consumer Staples and Health Care. The Fund has some equity exposure to copper and agricultural commodities, as well as to areas of the market that we believe will benefit from structural technology growth, along with utilities and infrastructure companies. We believe this blueprint will successfully navigate a market where growth is likely to slow, and inflation is expected to remain volatile and above the Fed’s 2% target, and over the long term we believe yields will remain higher for longer.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Catalyst/MAP Global Balanced Fund	MSCI ACWI Gross (USD)	MSCI ACWI VALUE Gross (USD)
06/30/14	$10,000	$10,000	$10,000
06/30/15	$9,976	$10,123	$9,725
06/30/16	$10,092	$9,802	$9,333
06/30/17	$11,015	$11,706	$11,184
06/30/18	$11,509	$13,030	$11,872
06/30/19	$12,032	$13,854	$12,482
06/30/20	$11,666	$14,220	$11,090
06/30/21	$13,780	$19,890	$15,450
06/30/22	$13,144	$16,833	$14,296
06/30/23	$13,616	$19,717	$15,844
06/30/24	$14,371	$23,646	$18,182

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/MAP Global Balanced Fund	5.55%	3.62%	3.69%
MSCI ACWI Gross (USD)	19.92%	11.28%	8.99%
MSCI ACWI VALUE Gross (USD)	14.76%	7.81%	6.16%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$14,587,043
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$0
  Portfolio Turnover30%

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	5.1%
Common Stocks	47.7%
Corporate Bonds	34.6%
Exchange-Traded Funds	2.7%
Money Market Funds	0.3%
U.S. Government & Agencies	9.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.3%
Utilities	2.7%
Commodity	2.7%
Energy	4.9%
Communications	5.7%
Financials	6.4%
Consumer Discretionary	6.8%
Health Care	9.3%
U.S. Treasury Obligations	9.6%
Industrials	9.8%
Consumer Staples	13.3%
Materials	13.7%
Technology	14.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 0.375%, 07/15/24	6.8%
Microsoft Corporation	3.6%
United States Treasury Note, 2.500%, 01/31/25	2.7%
Vivendi S.E.	2.7%
SPDR Gold MiniShares Trust	2.7%
Imperial Brands PLC	2.6%
Bunge Global S.A.	2.6%
Sanofi S.A.	2.5%
Nestle S.A.	2.5%
Holcim A.G.	2.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/MAP Global Balanced Fund - Class I (TRXIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://catalystmf.com/literature-and-forms/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-TRXIX

Catalyst/SMH High Income Fund

Class A (HIIFX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.48%

How did the Fund perform during the reporting period?

Performance of the Fund was primarily driven by the stoppage of increasing interest rates and a general move into more risk-based assets. The Fund outperformed the Ice BofA Cash Pay High Yield Index during the reporting period. The Fund’s returns were higher than our return expectations for the period. We do see a high likelihood of an economic slowdown and uncertainty and expect the overall markets to be volatile moving forward. The high yield class in general should be one of the better performing asset classes in credit on a go forward basis. We are looking at current yields of 6.4% and hope to add a couple more percent in returns above that.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Catalyst/SMH High Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$15,117
$12,035
$11,463
$11,430
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst/SMH High Income Fund	Catalyst/SMH High Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
06/30/14	$10,000	$9,525	$10,000	$10,000
06/30/15	$8,024	$7,643	$10,186	$9,947
06/30/16	$7,281	$6,935	$10,797	$10,116
06/30/17	$8,636	$8,225	$10,763	$11,406
06/30/18	$9,223	$8,785	$10,720	$11,690
06/30/19	$9,440	$8,992	$11,564	$12,579
06/30/20	$9,297	$8,856	$12,575	$12,446
06/30/21	$11,642	$11,089	$12,533	$14,372
06/30/22	$9,632	$9,174	$11,243	$12,564
06/30/23	$10,589	$10,086	$11,137	$13,691
06/30/24	$12,035	$11,463	$11,430	$15,117

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund
Without Load	13.65%	4.98%	1.87%
With Load	8.25%	3.96%	1.37%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$15,131,607
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$15,158
  Portfolio Turnover33%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	5.7%
Corporate Bonds	66.2%
Money Market Funds	27.8%
Preferred Stocks	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
30.5%
Collateral for Securities Loaned
27.3%
Financials
18.1%
Real Estate
16.7%
Materials
15.4%
Money Market Funds
7.5%
Energy
5.1%
Industrials
3.7%
Consumer Staples
0.9%
Liabilities in Excess of Other Assets
-25.2%

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Consumer Staples	0.9%
Industrials	3.7%
Energy	5.1%
Money Market Funds	7.5%
Materials	15.4%
Real Estate	16.7%
Financials	18.1%
Collateral for Securities Loaned	27.3%
Consumer Discretionary	30.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coeur Mining, Inc., 5.125%, 02/15/29	5.4%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	4.5%
Nordstrom, Inc., 5.000%, 01/15/44	4.4%
United States Steel Corporation, 6.650%, 06/01/37	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
Odeon Finco PLC, 12.750%, 11/01/27	3.8%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.8%
Rayonier AM Products, Inc., 7.625%, 01/15/26	3.8%
Enova International, Inc., 8.500%, 09/15/25	3.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/SMH High Income Fund - Class A (HIIFX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-HIIFX

Catalyst/SMH High Income Fund

Class C (HIICX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.23%

How did the Fund perform during the reporting period?

Performance of the Fund was primarily driven by the stoppage of increasing interest rates and a general move into more risk-based assets. The Fund outperformed the Ice BofA Cash Pay High Yield Index during the reporting period. The Fund’s returns were higher than our return expectations for the period. We do see a high likelihood of an economic slowdown and uncertainty and expect the overall markets to be volatile moving forward. The high yield class in general should be one of the better performing asset classes in credit on a go forward basis. We are looking at current yields of 6.4% and hope to add a couple more percent in returns above that.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$15,117
$11,430
$11,182
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/SMH High Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$7,964	$10,186	$9,947
Jun-2016	$7,192	$10,797	$10,116
Jun-2017	$8,442	$10,763	$11,406
Jun-2018	$8,970	$10,720	$11,690
Jun-2019	$9,090	$11,564	$12,579
Jun-2020	$8,885	$12,575	$12,446
Jun-2021	$11,042	$12,533	$14,372
Jun-2022	$9,064	$11,243	$12,564
Jun-2023	$9,917	$11,137	$13,691
Jun-2024	$11,182	$11,430	$15,117

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund	12.77%	4.23%	1.12%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$15,131,607
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$15,158
  Portfolio Turnover33%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	5.7%
Corporate Bonds	66.2%
Money Market Funds	27.8%
Preferred Stocks	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Consumer Staples	0.9%
Industrials	3.7%
Energy	5.1%
Money Market Funds	7.5%
Materials	15.4%
Real Estate	16.7%
Financials	18.1%
Collateral for Securities Loaned	27.3%
Consumer Discretionary	30.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coeur Mining, Inc., 5.125%, 02/15/29	5.4%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	4.5%
Nordstrom, Inc., 5.000%, 01/15/44	4.4%
United States Steel Corporation, 6.650%, 06/01/37	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
Odeon Finco PLC, 12.750%, 11/01/27	3.8%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.8%
Rayonier AM Products, Inc., 7.625%, 01/15/26	3.8%
Enova International, Inc., 8.500%, 09/15/25	3.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/SMH High Income Fund - Class C (HIICX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-HIICX

Catalyst/SMH High Income Fund

Class I (HIIIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2023 to June 30, 2024.  You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$123	1.23%

How did the Fund perform during the reporting period?

Performance of the Fund was primarily driven by the stoppage of increasing interest rates and a general move into more risk-based assets. The Fund outperformed the Ice BofA Cash Pay High Yield Index during the reporting period. The Fund’s returns were higher than our return expectations for the period. We do see a high likelihood of an economic slowdown and uncertainty and expect the overall markets to be volatile moving forward. The high yield class in general should be one of the better performing asset classes in credit on a go forward basis. We are looking at current yields of 6.4% and hope to add a couple more percent in returns above that.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH High Income Fund
Bloomberg U.S. Aggregate Bond Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$15,117
$12,351
$11,430
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/SMH High Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$8,030	$10,186	$9,947
Jun-2016	$7,327	$10,797	$10,116
Jun-2017	$8,686	$10,763	$11,406
Jun-2018	$9,323	$10,720	$11,690
Jun-2019	$9,543	$11,564	$12,579
Jun-2020	$9,422	$12,575	$12,446
Jun-2021	$11,827	$12,533	$14,372
Jun-2022	$9,809	$11,243	$12,564
Jun-2023	$10,811	$11,137	$13,691
Jun-2024	$12,351	$11,430	$15,117

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH High Income Fund	14.24%	5.30%	2.13%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$15,131,607
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$15,158
  Portfolio Turnover33%

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	5.7%
Corporate Bonds	66.2%
Money Market Funds	27.8%
Preferred Stocks	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-25.2%
Consumer Staples	0.9%
Industrials	3.7%
Energy	5.1%
Money Market Funds	7.5%
Materials	15.4%
Real Estate	16.7%
Financials	18.1%
Collateral for Securities Loaned	27.3%
Consumer Discretionary	30.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Coeur Mining, Inc., 5.125%, 02/15/29	5.4%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	4.5%
Nordstrom, Inc., 5.000%, 01/15/44	4.4%
United States Steel Corporation, 6.650%, 06/01/37	4.3%
WisdomTree, Inc., 5.750%, 08/15/28	4.1%
Odeon Finco PLC, 12.750%, 11/01/27	3.8%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.8%
Rayonier AM Products, Inc., 7.625%, 01/15/26	3.8%
Enova International, Inc., 8.500%, 09/15/25	3.7%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/SMH High Income Fund - Class I (HIIIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-HIIIX

Catalyst/SMH Total Return Income Fund

Class A (TRIFX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$158	1.58%

How did the Fund perform during the reporting period?

We were pleased with Catalyst/SMH Total Return Income Fund’s 14.30% return (without load) during the reporting period. There were no major individual contributors or detractors from performance but the Fund instead saw a nice steady increase throughout the year. We target returns of inflation plus 3-5%. As long as the Fund achieves that goal, we are happy with performance. We feel the Fund is positioned strongly with about 50 positions and a 7.1% current yield. We expect significant economic uncertainty ahead, and that could make the Fund a bit more volatile but expect it to be muted quite considerably because of the high income level.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
Catalyst/SMH Total Return Income Fund - with load
S&P 500® Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$15,117
$14,087
$13,277
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Catalyst/SMH Total Return Income Fund	Catalyst/SMH Total Return Income Fund - with load	S&P 500® Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
06/30/14	$10,000	$9,425	$10,000	$10,000
06/30/15	$7,932	$7,476	$10,742	$9,947
06/30/16	$7,091	$6,683	$11,171	$10,116
06/30/17	$8,968	$8,453	$13,170	$11,406
06/30/18	$9,377	$8,838	$15,064	$11,690
06/30/19	$9,783	$9,220	$16,633	$12,579
06/30/20	$9,051	$8,530	$17,881	$12,446
06/30/21	$13,135	$12,380	$25,175	$14,372
06/30/22	$11,306	$10,656	$22,503	$12,564
06/30/23	$12,325	$11,616	$26,912	$13,691
06/30/24	$14,087	$13,277	$33,521	$15,117

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund
Without Load	14.30%	7.56%	3.49%
With Load	7.72%	6.30%	2.87%
S&P 500® Index	24.56%	15.05%	12.86%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$17,829,270
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$54,238
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	29.9%
Convertible Bonds	5.1%
Corporate Bonds	37.9%
Money Market Funds	27.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Collateral for Securities Loaned 35.4%
Financials 35.4%
Consumer Discretionary 17.5%
Real Estate 15.6%
Energy 9.6%
Industrials 6.8%
Materials 5.6%
Communications 2.6%
Technology 1.8%
Consumer Staples 1.0%
Mixed Allocation 0.9%
Money Market Funds 0.9%
Utilities 0.6%
Health Care 0.2%
Liabilities in Excess of Other Assets -33.9%

Value	Value
Liabilities in Excess of Other Assets	-33.9%
Health Care	0.2%
Utilities	0.6%
Money Market Funds	0.9%
Mixed Allocation	0.9%
Consumer Staples	1.0%
Technology	1.8%
Communications	2.6%
Materials	5.6%
Industrials	6.8%
Energy	9.6%
Real Estate	15.6%
Consumer Discretionary	17.5%
Financials	35.4%
Collateral for Securities Loaned	35.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Transocean, Inc., 6.800%, 03/15/38	4.4%
Compass Diversified Holdings	4.3%
PennantPark Investment Corporation	4.2%
CoreCivic, Inc., 4.750%, 10/15/27	4.1%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Titan International, Inc., 7.000%, 04/30/28	3.7%
Enova International, Inc., 8.500%, 09/15/25	3.6%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.5%
Main Street Capital Corporation	3.4%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/SMH Total Return Income Fund - Class A (TRIFX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-TRIFX

Catalyst/SMH Total Return Income Fund

Class C (TRICX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$233	2.33%

How did the Fund perform during the reporting period?

We were pleased with Catalyst/SMH Total Return Income Fund’s 13.46% return during the reporting period. There were no major individual contributors or detractors from performance but the Fund instead saw a nice steady increase throughout the year. We target returns of inflation plus 3-5%. As long as the Fund achieves that goal, we are happy with performance. We feel the Fund is positioned strongly with about 50 positions and a 7.1% current yield. We expect significant economic uncertainty ahead, and that could make the Fund a bit more volatile but expect it to be muted quite considerably because of the high income level.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
S&P 500® Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$15,117
$13,076
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/SMH Total Return Income Fund	S&P 500® Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$7,872	$10,742	$9,947
Jun-2016	$6,984	$11,171	$10,116
Jun-2017	$8,769	$13,170	$11,406
Jun-2018	$9,081	$15,064	$11,690
Jun-2019	$9,425	$16,633	$12,579
Jun-2020	$8,634	$17,881	$12,446
Jun-2021	$12,448	$25,175	$14,372
Jun-2022	$10,653	$22,503	$12,564
Jun-2023	$11,525	$26,912	$13,691
Jun-2024	$13,076	$33,521	$15,117

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund	13.46%	6.77%	2.72%
S&P 500® Index	24.56%	15.05%	12.86%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$17,829,270
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$54,238
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	29.9%
Convertible Bonds	5.1%
Corporate Bonds	37.9%
Money Market Funds	27.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.9%
Health Care	0.2%
Utilities	0.6%
Money Market Funds	0.9%
Mixed Allocation	0.9%
Consumer Staples	1.0%
Technology	1.8%
Communications	2.6%
Materials	5.6%
Industrials	6.8%
Energy	9.6%
Real Estate	15.6%
Consumer Discretionary	17.5%
Financials	35.4%
Collateral for Securities Loaned	35.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Transocean, Inc., 6.800%, 03/15/38	4.4%
Compass Diversified Holdings	4.3%
PennantPark Investment Corporation	4.2%
CoreCivic, Inc., 4.750%, 10/15/27	4.1%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Titan International, Inc., 7.000%, 04/30/28	3.7%
Enova International, Inc., 8.500%, 09/15/25	3.6%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.5%
Main Street Capital Corporation	3.4%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/SMH Total Return Income Fund - Class C (TRICX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-TRICX

Catalyst/SMH Total Return Income Fund

Class I (TRIIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2023 to June 30, 2024.You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$133	1.33%

How did the Fund perform during the reporting period?

We were pleased with Catalyst/SMH Total Return Income Fund’s 14.63% return during the reporting period. There were no major individual contributors or detractors from performance but the Fund instead saw a nice steady increase throughout the year. We target returns of inflation plus 3-5%. As long as the Fund achieves that goal, we are happy with performance. We feel the Fund is positioned strongly with about 50 positions and a 7.1% current yield. We expect significant economic uncertainty ahead, and that could make the Fund a bit more volatile but expect it to be muted quite considerably because of the high income level.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Catalyst/SMH Total Return Income Fund
S&P 500® Index
ICE BofA High Yield U.S. Corporates Cash Pay Index
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$33,521
$15,117
$14,458
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Catalyst/SMH Total Return Income Fund	S&P 500® Index	ICE BofA High Yield U.S. Corporates Cash Pay Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$7,949	$10,742	$9,947
Jun-2016	$7,122	$11,171	$10,116
Jun-2017	$9,033	$13,170	$11,406
Jun-2018	$9,472	$15,064	$11,690
Jun-2019	$9,930	$16,633	$12,579
Jun-2020	$9,187	$17,881	$12,446
Jun-2021	$13,350	$25,175	$14,372
Jun-2022	$11,539	$22,503	$12,564
Jun-2023	$12,614	$26,912	$13,691
Jun-2024	$14,458	$33,521	$15,117

Average Annual Total Returns

	1 Year	5 Years	10 Years
Catalyst/SMH Total Return Income Fund	14.63%	7.80%	3.76%
S&P 500® Index	24.56%	15.05%	12.86%
ICE BofA High Yield U.S. Corporates Cash Pay Index	10.41%	3.74%	4.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$17,829,270
  Number of Portfolio Holdings50
  Advisory Fee (net of waivers)$54,238
  Portfolio Turnover35%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	29.9%
Convertible Bonds	5.1%
Corporate Bonds	37.9%
Money Market Funds	27.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-33.9%
Health Care	0.2%
Utilities	0.6%
Money Market Funds	0.9%
Mixed Allocation	0.9%
Consumer Staples	1.0%
Technology	1.8%
Communications	2.6%
Materials	5.6%
Industrials	6.8%
Energy	9.6%
Real Estate	15.6%
Consumer Discretionary	17.5%
Financials	35.4%
Collateral for Securities Loaned	35.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Transocean, Inc., 6.800%, 03/15/38	4.4%
Compass Diversified Holdings	4.3%
PennantPark Investment Corporation	4.2%
CoreCivic, Inc., 4.750%, 10/15/27	4.1%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Titan International, Inc., 7.000%, 04/30/28	3.7%
Enova International, Inc., 8.500%, 09/15/25	3.6%
Beazer Homes USA, Inc., 5.875%, 10/15/27	3.5%
Main Street Capital Corporation	3.4%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.3%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Catalyst/SMH Total Return Income Fund - Class I (TRIIX)

Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://catalystmf.com/literature-and-forms/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063024-TRIIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024	$42,409
2023	$80,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024	$16,000
2023	$17,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FINANCIAL STATEMENTS

Catalyst Insider Income Fund
(IIXAX, IIXCX, IIXIX)
Catalyst Enhanced Income Strategy Fund
(EIXAX, EIXCX, EIXIX)
Catalyst/MAP Global Balanced Fund
(TRXAX, TRXCX, TRXIX)
Catalyst/CIFC Senior Secured Income Fund
(CFRAX, CFRCX, CFRFX, CFRIX)
Catalyst/SMH High Income Fund
(HIIFX, HIICX, HIIIX)
Catalyst/SMH Total Return Income Fund
(TRIFX, TRICX, TRIIX)

June 30, 2024

Mutual Fund Series Trust

CATALYST FUNDS
FINANCIAL STATEMENTS
TABLE OF CONTENTS

Schedules of Investments	Page 1

Statements of Assets and Liabilities	Page 45

Statements of Operations	Page 46

Statements of Changes in Net Assets	Page 47

Financial Highlights	Page 49

Notes to Financial Statements	Page 61

Report of Independent Registered Accounting Firm	Page 74

Supplemental Information	Page 75

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 44.4%
	ASSET MANAGEMENT — 12.1%
2,600,000	New Mountain Finance Corporation	7.5000	10/15/25	$2,630,875
4,079,000	Prospect Capital Corporation	6.3750	03/01/25	4,094,500
				6,725,375
	SPECIALTY FINANCE — 32.3%
2,300,000	Arbor Realty Trust, Inc.	7.5000	08/01/25	2,308,625
4,620,000	Redwood Trust, Inc.	5.6250	07/15/24	4,622,005
5,000,000	SoFi Technologies, Inc.(a),(b)	10.3200	10/15/26	4,340,290
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	6,720,000
				17,990,920

	TOTAL CONVERTIBLE BONDS (Cost $25,146,550)			24,716,295

	CORPORATE BONDS — 49.7%
	AEROSPACE & DEFENSE — 3.6%
2,000,000	Boeing Company (The)	4.8750	05/01/25	1,979,122

	ASSET MANAGEMENT — 9.6%
2,700,000	Ares Capital Corporation	4.2500	03/01/25	2,667,006
2,861,000	Prospect Capital Corporation	3.7060	01/22/26	2,726,024
				5,393,030
	BIOTECH & PHARMA — 3.6%
2,000,000	AbbVie, Inc.	3.8000	03/15/25	1,975,660

	GAS & WATER UTILITIES — 3.0%
1,700,000	National Fuel Gas Company	5.5000	01/15/26	1,695,575

	INSURANCE — 7.5%
2,862,526	Ambac Assurance Corporation(a),(d)	5.1000	06/07/69	4,152,433

	INTERNET MEDIA & SERVICES — 8.3%
2,000,000	Netflix, Inc.	5.8750	02/15/25	2,003,539
2,612,000	VeriSign, Inc.	5.2500	04/01/25	2,605,327
				4,608,866

The accompanying notes are an integral part of these financial statements.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 49.7% (Continued)
	METALS & MINING — 0.5%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	$305,661

	REAL ESTATE INVESTMENT TRUSTS — 5.5%
1,007,000	Omega Healthcare Investors, Inc.	4.5000	04/01/27	975,268
2,100,000	Sabra Health Care, L.P.	5.1250	08/15/26	2,067,468
				3,042,736
	SEMICONDUCTORS — 4.5%
2,500,000	Broadcom, Inc.	3.6250	10/15/24	2,484,105

	TECHNOLOGY HARDWARE — 3.6%
2,000,000	Dell International, LLC / EMC Corporation	4.0000	07/15/24	1,998,638

	TOTAL CORPORATE BONDS (Cost $27,719,525)			27,635,826

Shares
	SHORT-TERM INVESTMENTS — 4.0%
	MONEY MARKET FUNDS - 4.0%
2,208,449	First American Treasury Obligations Fund, Class X, 5.21%(c) (Cost $2,208,449)			2,208,449

	TOTAL INVESTMENTS - 98.1% (Cost $55,074,524)			$54,560,570
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%			1,072,073
	NET ASSETS - 100.0%			$55,632,643

LLC	- Limited Liability Company

L.P.	- Limited Partnership

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the total market value of 144A securities is 8,798,384 or 15.8% of net assets.

(b)	Zero coupon bond.

(c)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(d)	Security in default. Non income producting.

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.0%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9%
143,027	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	$135,300
364,056	Alternative Loan Trust Series 2005-J1 1A8		5.5000	02/25/35	314,368
232,458	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	208,416
2,347,632	Alternative Loan Trust Series 2005-43 4A3(a)		4.0050	10/25/35	1,883,329
1,802,288	Alternative Loan Trust Series 2005-69 A1(b)	12MTA + 1.000%	3.6440	12/25/35	1,565,349
1,057,619	Alternative Loan Trust Series 2006-4CB 2A6		5.5000	04/25/36	797,030
160,302	Alternative Loan Trust Series 2006-4CB 2A3		5.5000	04/25/36	104,438
408,299	Alternative Loan Trust Series 2006-28CB A3		6.5000	10/25/36	215,507
1,655,587	Alternative Loan Trust Series 2006-45T1 2A5		3.8479	02/25/37	893,122
636,525	Alternative Loan Trust Series 2007-12T1 A3		6.0000	06/25/37	292,520
176,160	Banc of America Alternative Loan Trust Series 2006-4 3CB4		6.0000	05/25/46	150,679
323,377	Banc of America Alternative Loan Trust Series 2006-6 2A8		6.0000	07/25/46	264,594
448,503	Banc of America Alternative Loan Trust Series 2006-6 2A10		6.0000	07/25/46	366,974
5,214	Banc of America Funding Trust Series 2004-3 1A11		5.5000	10/25/34	4,687
204,065	Banc of America Funding Trust Series 2005-H 1A1(a)		5.5900	11/20/35	187,808
268,871	Banc of America Funding Trust Series 2010-R8 1A4(c)		5.7500	05/26/36	158,017
47,297	Banc of America Funding Trust Series 2006-5 4A8		6.0000	09/25/36	38,803
804,889	Banc of America Funding Trust Series 5 CA4		6.0000	07/25/37	678,724
39,346	Banc of America Funding Trust Series 2006-J 2A3(a)		4.3480	01/20/47	32,527
335,948	Banc of America Funding Trust Series 2006-J 4A1(a)		5.0240	01/20/47	280,190
126,514	Banc of America Funding Trust Series 2007-A 2A2(b)	TSFR1M + 0.534%	5.8730	02/20/47	100,878
410,268	Banc of America Funding Trust Series 2009-R9 3A3(a),(c)		3.5060	11/25/56	283,458
107,065	Banc of America Mortgage Trust Series 2005-A 1A1(a)		3.9050	02/25/35	88,967
8,498	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4760	08/25/35	7,248
392,675	Banc of America Mortgage Trust Series 2005-G 2A1(a)		5.1470	08/25/35	363,655
187,776	Banc of America Mortgage Trust Series 2007-2 A6		5.7500	05/25/37	137,806
1,972,004	Banc of America Mortgage Trust Series 2007-2 A1(b)	TSFR1M + 0.464%	5.8100	05/25/37	1,324,411
730,404	Bear Stearns ALT-A Trust Series 2005-4 23A2(a)		5.3180	05/25/35	675,238
395,035	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.5360	07/25/35	328,376
47,083	Bear Stearns ARM Trust Series 2004-7 1A1(a)		0.0001	10/25/34	35,015
64,911	Bear Stearns ARM Trust Series 2005-12 13A1(a)		5.0130	02/25/36	47,804
60,073	Bear Stearns ARM Trust Series 2006-2 3A2(a)		4.5330	07/25/36	50,330
200,573	Bear Stearns ARM Trust Series 2006-4 2A1(a)		4.3640	10/25/36	172,684
890,940	BRAVO Residential Funding Trust Series 2023-NQM4 A2(c),(d)		6.5870	05/25/63	891,367
175,630	Chase Mortgage Finance Trust Series 2005-S2 A1		5.5000	10/25/35	162,720
317,536	Chase Mortgage Finance Trust Series 2006-S3 1A6		6.0000	11/25/36	126,112

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% (Continued)
203,285	ChaseFlex Trust Series 2005-2 2A2		6.5000	06/25/35	$105,397
87,480	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	73,868
65,906	Chevy Chase Funding, LLC Mortgage-Backed Certificates Series 2004-1A A2(b),(c)	TSFR1M + 0.444%	5.7900	01/25/35	61,816
70,510	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		5.1400	05/20/35	65,436
278,012	CHL Mortgage Pass-Through Trust Series 2005-18 A1		5.5000	10/25/35	148,368
369,808	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.2020	04/20/36	315,834
909,779	CHL Mortgage Pass-Through Trust Series 2006-12 A1		6.0000	07/25/36	449,762
199,602	CHL Mortgage Pass-Through Trust Series 2007-J2 1A1		6.0000	07/25/37	171,193
162,469	CHL Mortgage Pass-Through Trust Series 2007-J2 2A5		6.0000	07/25/37	55,030
826,140	CHL Mortgage Pass-Through Trust Series 2007-17 3A1		2.4710	10/25/37	202,457
680,923	CHL Mortgage Pass-Through Trust Series 2007-HY3 4A1(a)		5.8150	06/25/47	670,178
4,249,534	Citicorp Mortgage Securities Trust Series 2008-1 1A1		6.2500	02/25/38	3,866,767
292,574	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		4.7050	03/25/37	249,346
2,899,150	Citigroup Mortgage Loan Trust, Inc. Series 2007-AR7 A3A(a)		3.6300	05/25/47	2,206,901
120,406	CitiMortgage Alternative Loan Trust Series 2007-A4 1A6		5.7500	04/25/37	108,424
506,591	Credit Suisse First Boston Mortgage Securities Corporation Series 2002-30 DB1(a)		7.3290	11/25/32	498,536
256,861	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-5 6A3		5.0000	07/25/35	245,896
2,747,263	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-8 2A1		3.9450	09/25/35	775,267
284,958	Credit Suisse First Boston Mortgage Securities Corporation Series 2005-11 8A4		6.0000	12/25/35	214,882
30,417	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29 7A1		6.5000	12/25/33	30,218
204,836	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 6A3		5.7500	11/25/35	77,494
27,456	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	10/25/24	26,008
1,863,653	CSMC Mortgage-Backed Trust Series 2006-5 3A1		2.7857	06/25/36	307,605
1,570,110	CSMC Mortgage-Backed Trust Series 2006-5 3A3		2.7857	06/25/36	259,155
664,171	CSMC Mortgage-Backed Trust Series 2006-5 3A4		2.7857	06/25/36	109,625
2,999,202	CSMC Mortgage-Backed Trust Series 2006-7 9A5		2.4940	08/25/36	530,892
5,013,693	CSMC Mortgage-Backed Trust Series 2006-9 4A1		6.0000	11/25/36	2,997,158
1,533,835	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-1 1A4A(b)	TSFR1M + 0.334%	5.6800	08/25/37	1,275,535
101,658	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-2 M1(d)		5.5900	01/25/34	94,378
34,970	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.8160	09/25/34	34,365
7,605	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		6.3510	08/25/35	5,356
13,837	First Horizon Mortgage Pass-Through Trust Series 2000-H 2B1(a)		5.9920	05/25/30	13,681
146,033	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 2A2(a)		5.6660	11/25/37	109,672

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% (Continued)
15,760	GMACM Mortgage Loan Trust Series 2005-AR1 4A(a)		0.0001	03/18/35	$15,469
309,831	GMACM Mortgage Loan Trust Series 2006-J1 A2		5.7500	04/25/36	263,413
3,405,974	GreenPoint Mortgage Funding Trust Series 2006-AR6 A4(b)	US0001M + 0.794%	6.1400	10/25/46	2,471,851
89,096	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(c)		7.5000	06/19/27	87,392
152,046	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(c)		8.0000	09/19/27	149,902
164,920	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	152,366
14,384	GSR Mortgage Loan Trust Series 2004-2F 6A1		7.0000	01/25/34	14,469
36,587	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	34,977
891,713	GSR Mortgage Loan Trust Series 2005-3F 1A3		5.5000	03/25/35	743,992
102,670	GSR Mortgage Loan Trust Series 2005-AR4 4A1(a)		7.3750	07/25/35	98,244
250,256	GSR Mortgage Loan Trust Series 2006-3F 2A7		5.7500	03/25/36	213,934
507,140	GSR Mortgage Loan Trust Series 2006-9F 4A1		4.1840	10/25/36	207,028
91,724	HomeBanc Mortgage Trust Series 2004-2 A1(b)	TSFR1M + 0.854%	6.2000	12/25/34	85,075
447,945	HSI Asset Loan Obligation Trust Series 2007-2 3A6		6.0000	09/25/37	135,723
228,101	Impac CMB Trust Series 2004-9 1A2(b)	TSFR1M + 0.994%	6.3400	01/25/35	207,651
312,423	Impac CMB Trust Series 2005-5 M1(b)	TSFR1M + 0.624%	6.2250	08/25/35	239,838
2,021,400	IndyMac IMSC Mortgage Loan Trust Series 2007-F2 1A4		6.0000	07/25/37	1,390,934
485,328	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.5970	08/25/36	370,316
144,325	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		4.3510	04/25/35	131,667
80,501	IndyMac INDX Mortgage Loan Trust Series 2005-AR5 4A1(a)		4.4510	05/25/35	54,315
1,357,485	JP Morgan Alternative Loan Trust Series 2005-S1 1A6		6.5000	12/25/35	496,137
137,977	JP Morgan Mortgage Trust Series 2004-S1 1A7		5.0000	09/25/34	124,575
10,438	JP Morgan Mortgage Trust Series 2005-A1 4A1(a)		6.2050	02/25/35	10,290
28,518	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		5.0840	04/25/36	24,470
367,417	JP Morgan Mortgage Trust Series 2007-A3 1A1(a)		4.6150	05/25/37	305,535
4,529	Lehman Mortgage Trust Series 2007-9 1A1		6.0000	10/25/37	4,142
9,444	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.9850	11/25/33	8,277
17,723	MASTR Adjustable Rate Mortgages Trust Series 2004-4 4A1(a)		5.7330	05/25/34	16,664
367,697	MASTR Adjustable Rate Mortgages Trust Series 2005-2 3A1(a)		4.3450	03/25/35	327,159
177,260	MASTR Adjustable Rate Mortgages Trust Series 2006-2 1A1(a)		6.6490	04/25/36	166,290
113,338	MASTR Alternative Loan Trust Series 2005-5 2A3		5.5000	07/25/25	105,468
5,877	MASTR Alternative Loan Trust Series 2004-5 1A1		5.5000	06/25/34	5,682
69,197	MASTR Alternative Loan Trust Series 2005-3 2A1		6.0000	03/25/35	62,047
351	MASTR Asset Securitization Trust Series 2005-1 1A1(f)		5.0000	Perpetual	163
671,906	MASTR Asset Securitization Trust Series 2004-3 4A10		5.5000	03/25/34	574,279
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(b)	TSFR1M + 0.714%	0.7980	03/25/37	28,239

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% (Continued)
978,614	Merrill Lynch Mortgage Investors Trust Series 2006-AF2 AF1		1.7580	10/25/36	$385,384
53,103	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		5.9600	07/25/34	52,300
260,719	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	232,641
563,450	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 3A(a)		4.6750	06/25/36	407,410
2,825,000	Morgan Stanley Mortgage Loan Trust Series 2007-6XS 2A6M(d)		6.2500	02/25/47	180,686
13,191,000	Morgan Stanley Mortgage Loan Trust Series 2007-6XS 2A7M(d)		6.6620	02/25/47	846,048
2,208,000	New Century Alternative Mortgage Loan Trust Series 2006-ALT2 AF6B(d)		0.8490	10/25/36	126,735
1,322,338	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(a)		1.4390	08/25/35	576,017
544,214	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AR4 5A3(b)	TSFR1M + 0.694%	2.8144	08/25/35	313,851
11,119,879	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AR2 3A1(b)	TSFR1M + 0.514%	1.2232	04/25/36	2,423,727
898,150	OBX Trust Series 2023-NQM10 A2(c),(d)		6.9200	10/25/63	906,847
8,339,596	PHH Alternative Mortgage Trust Series 2007-1 1A3(b)	TSFR1M + 0.594%	2.4278	02/25/37	1,011,251
51,078	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	48,132
286,839	RALI Series 2005-QO1 Trust Series 2005-QO1 A2(b)	12MTA + 1.500%	6.6150	08/25/35	232,109
4,971,402	RALI Series 2006-QO3 Trust Series 2006-QO3 A2(b)	TSFR1M + 0.634%	3.3326	04/25/46	1,323,582
74,277	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	58,810
273,043	Residential Asset Securitization Trust Series 2004-A7 A2		5.5000	10/25/34	254,522
3,655,251	Residential Asset Securitization Trust Series 2006-A6 1A13		1.3218	07/25/36	960,535
2,823,097	Residential Asset Securitization Trust Series 2006-A6 1A14		1.3218	07/25/36	741,859
737,377	Residential Asset Securitization Trust Series 2006-A6 1A1		1.4320	07/25/36	209,763
882,887	Residential Asset Securitization Trust Series 2006-A13 A1		3.8440	12/25/36	303,013
362,239	Residential Asset Securitization Trust Series 2007-A7 A6		6.0000	07/25/37	134,248
2,379,133	Residential Asset Securitization Trust Series 2007-A8 3A1(a)		2.6340	08/25/37	938,865
213,401	Residential Asset Securitization Trust Series 2007-A8 1A2		6.0000	08/25/37	107,710
1,344,406	Residential Asset Securitization Trust Series 2007-A9 A3		2.9110	09/25/37	538,810
1,503,494	Residential Asset Securitization Trust Series 2007-A9 A7		2.9110	09/25/37	602,570
41,264	RFMSI Trust Series 2006-S3 A2		5.5000	03/25/36	32,080
1,364,150	RFMSI Trust Series 2006-SA4 2A1(a)		5.5190	11/25/36	1,121,324
310,321	STARM Mortgage Loan Trust Series 2007-2 3A3(a)		5.9400	04/25/37	174,848
139,644	Structured Adjustable Rate Mortgage Loan Trust Series 2004-17 A1(a)		4.3730	11/25/34	122,094
187,395	Structured Adjustable Rate Mortgage Loan Trust Series 2004-19 1A2(a)		4.8460	01/25/35	175,182
33,835	Structured Adjustable Rate Mortgage Loan Trust Series 2005-7 3A1(a)		5.5620	04/25/35	32,831
184,769	Structured Asset Mortgage Investments II Trust Series 2007-AR3 2A1(b)	TSFR1M + 0.304%	5.6500	09/25/47	161,872

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.0% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.9% (Continued)
1,447,992	Structured Asset Securities Corporation Series 1998-RF1 A(a),(c)		3.8970	04/15/27	$1,444,981
1,176,269	SunTrust Alternative Loan Trust Series 2006-1F 2A		6.5000	04/25/36	444,518
164,504	TBW Mortgage-Backed Trust Series 2006-2 3A1		5.5000	07/25/36	12,222
3,295,120	TBW Mortgage-Backed Trust Series 2007-2 A6B(d)		1.3080	07/25/37	193,746
1,525,000	TBW Mortgage-Backed Trust Series 2007-2 A3B(a)		1.3080	07/25/37	90,368
1,963,000	TBW Mortgage-Backed Trust Series 2007-2 A2B(a)		1.3080	07/25/37	116,517
9,868	Thornburg Mortgage Securities Trust Series 2006-4 A2B(a)		5.8650	07/25/36	7,810
1,522,140	Thornburg Mortgage Securities Trust Series 2007-2 A2A(b)	TSFR12M + 1.965%	3.2240	06/25/37	1,299,671
5,334,475	Thornburg Mortgage Securities Trust Series 2006-3 A1(a)		4.5550	06/25/46	3,289,531
264,169	Thornburg Mortgage Securities Trust Series 2007-3 3A1(b)	TSFR12M + 1.965%	7.0170	06/25/47	221,852
797,843	Verus Securitization Trust Series 2023-5 A2(c),(d)		6.7590	06/25/68	799,509
56,639	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.2460	01/25/36	50,322
188,197	Washington Mutual Mortgage Pass-Through Certificates Series 2005-4 CB11		5.5000	06/25/35	159,585
550,765	Washington Mutual Mortgage Pass-Through Certificates Series 2006-2 1A4(b)	TSFR1M + 0.814%	6.0000	03/25/36	497,338
244,553	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	209,538
					63,628,088
	HOME EQUITY — 19.9%
2,247	ABFC Trust Series 2003-AHL1 M1(b)	TSFR1M + 1.389%	6.7350	03/25/33	2,188
6,876,877	ACE Securities Corp Home Equity Loan Trust Series 2007-HE5 A2C(b)	TSFR1M + 0.474%	1.5630	07/25/37	2,474,002
73,969	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2002-AR1 M2(b)	TSFR1M + 2.064%	3.8510	09/25/32	62,309
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(a)		4.4300	09/25/27	158,382
478,178	Bayview Financial Acquisition Trust Series 2007-A 2A(b)	TSFR1M + 0.639%	5.9830	05/28/37	441,563
2,801,432	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A3(b)	TSFR1M + 1.389%	1.0451	08/28/47	714,643
917,360	Bayview Financial Mortgage Pass-Through Trust Series 2007-B 2A4(b)	TSFR1M + 1.164%	1.0451	08/28/47	234,018
334,034	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M5(b)	TSFR1M + 2.739%	5.4630	06/25/34	309,958
81,855	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M5(b)	TSFR1M + 3.039%	8.3850	08/25/34	76,070
1,195,886	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M4(b)	TSFR1M + 2.814%	6.0310	09/25/34	1,101,002
457,270	Bear Stearns Asset Backed Securities Trust Series 2004-HE3 M5(b)	TSFR1M + 2.889%	5.7100	04/25/34	390,103
915,923	Bear Stearns Asset Backed Securities Trust Series 2 M2(b)	TSFR1M + 2.964%	4.4702	08/25/34	903,789
967,307	CDC Mortgage Capital Trust Series 2004-HE2 M2(b)	TSFR1M + 1.914%	7.2600	07/25/34	955,338
6,357	Centex Home Equity Loan Trust Series 2002-A AF6		5.5400	01/25/32	6,264
95,480	CHEC Loan Trust Series 2004-2 M1(b)	TSFR1M + 1.074%	6.4200	06/25/34	93,510
4,462,440	Credit Suisse Seasoned Loan Trust Series 2006-1 M1(b),(c)	TSFR1M + 0.939%	3.2681	10/25/34	4,400,569
412,475	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(b)	TSFR1M + 2.004%	0.6671	05/25/30	404,560

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.0% (Continued)
	HOME EQUITY — 19.9% (Continued)
524,994	EMC Mortgage Loan Trust Series 2001-A A(b),(c)	TSFR1M + 0.854%	6.2000	05/25/40	$521,073
4,009,227	EMC Mortgage Loan Trust 2004-B Series 2004-B M2(b),(c)	TSFR1M + 3.489%	4.8980	01/25/41	3,866,836
78,314	GE Mortgage Services, LLC Series 1998-HE2 A6(a)		6.6450	09/25/28	76,843
11,286,673	GSAA Home Equity Trust Series 2006-3 A4(b)	TSFR1M + 0.814%	1.5612	03/25/36	866,000
2,844,310	GSR Mortgage Loan Trust Series 2005-AR3 6A1(a)		4.5170	05/25/35	2,263,949
44,563	Home Equity Asset Trust Series 2003-3 M2(b)	TSFR1M + 2.484%	7.8300	08/25/33	42,069
2,769,946	Home Equity Asset Trust Series 2004-5 M6(b)	TSFR1M + 2.064%	4.8550	11/25/34	2,757,289
735,695	Home Equity Asset Trust Series 2004-8 M5(b)	TSFR1M + 1.714%	4.7122	03/25/35	681,805
3,972,085	Home Equity Loan Trust Series 2006-HSA2 AI3(a)		1.3520	03/25/36	174,481
313,129	Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-C M3(b)	TSFR1M + 1.089%	4.8620	03/25/35	272,435
184,628	Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-C M7(b)	TSFR1M + 2.739%	4.8620	03/25/35	145,667
930,786	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(b)	TSFR1M + 5.889%	3.2245	05/25/33	769,042
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2(b)	TSFR1M + 6.114%	4.6180	08/25/33	463,023
5,244,349	Mastr Asset Backed Securities Trust Series 2006-WMC2 A5(b)	TSFR1M + 0.614%	1.1295	04/25/36	1,111,413
305,864	Meritage Mortgage Loan Trust Series 2004-1 M1(b)	TSFR1M + 0.864%	6.2100	07/25/34	304,145
2,303,632	Merrill Lynch Mortgage Investors Trust Series 2002-AFC1 BV1(b)	TSFR1M + 3.564%	5.5000	09/25/32	2,215,316
658,196	Merrill Lynch Mortgage Investors Trust Series 2004-HE1 M2(b)	TSFR1M + 2.364%	4.3412	04/25/35	607,104
494,300	Merrill Lynch Mortgage Investors Trust Series 2006-AR1 A1(b)	TSFR1M + 0.444%	1.6148	03/25/37	168,943
58,606	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-HE1 B1(b)	TSFR1M + 2.739%	8.0850	01/25/34	59,937
812,893	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-AF1 A4(b)	TSFR1M + 0.774%	1.0916	10/25/36	181,465
351,509	NovaStar Mortgage Funding Trust Series 2003-1 M1(b)	TSFR1M + 1.539%	6.8850	05/25/33	332,370
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(b)	TSFR1M + 1.577%	6.9220	06/25/34	155,991
2,930,988	NovaStar Mortgage Funding Trust Series 2006-6 A2B(b)	TSFR1M + 0.314%	1.0944	01/25/37	1,006,241
254,492	RASC Series 2004-KS10 M4 Trust Series 2004-KS10 M4(b)	TSFR1M + 2.589%	7.9350	11/25/34	248,078
249,836	Renaissance Home Equity Loan Trust Series 2003-2 M1(b)	TSFR1M + 1.352%	4.2840	08/25/33	228,599
330,202	Renaissance Home Equity Loan Trust Series 2007-2 AF2(d)		5.6750	06/25/37	81,607
431,110	Renaissance Home Equity Loan Trust Series 2007-1 AF5(d)		3.6230	04/25/37	116,254
619,666	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(a)		3.4690	02/25/30	745,214
3,392,722	Structured Asset Securities Corp Mortgage Loan Trust Series 2005-NC2 M7(b)	TSFR1M + 1.164%	4.1330	05/25/35	3,019,489
2,101	Terwin Mortgage Trust Series 2004-7HE M1(b),(c)	TSFR1M + 1.389%	6.7350	07/25/34	2,030
23,587,000	Terwin Mortgage Trust Series 2006-3 2A3(b),(c)	TSFR1M + 0.734%	1.5660	04/25/37	7,416,490
					43,629,466
	MANUFACTURED HOUSING — 0.3%
1,611,849	BCMSC Trust Series 2000-A A4(a)		8.2900	06/15/30	171,705

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.0% (Continued)
	MANUFACTURED HOUSING — 0.3% (Continued)
500,000	Cascade MH Asset Trust Series 2019-MH1 M(a),(c)		5.9850	11/01/44	$468,082
					639,787
	NON AGENCY CMBS — 23.6%
1,000,000	BXP Trust Series 2017-CQHP A(b),(c)	TSFR1M + 0.897%	6.2260	11/15/34	932,796
2,869,000	CFCRE Commercial Mortgage Trust Series 2011-C2 E(a),(c)		5.0800	12/15/47	2,495,230
6,357,126	Citigroup Commercial Mortgage Trust Series 2014-GC21 E(a),(c)		3.5880	05/10/47	4,643,394
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,756,685
5,000,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(a)		4.6060	11/10/48	3,550,184
4,108,000	COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12 C(a)		0.0001	10/10/46	441,027
2,964,000	Commercial Mortgage Pass Through Certificates Series 2012-LTRT B(c)		3.8000	10/05/30	2,638,910
336,456	DBUBS Mortgage Trust Series 2011-LC3A PM1(c)		4.4520	05/10/44	299,091
2,622,300	GS Mortgage Securities Trust Series 2014-GC22 D(a),(c)		4.7900	06/10/47	968,682
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(c)		3.5820	06/10/47	1,731,114
1,350,000	HMH Trust Series 2017-NSS E(c)		6.2920	07/05/31	285,971
7,005,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 C(a),(c)		5.3600	02/15/46	6,177,567
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.3040	11/15/48	223,049
2,626,409	Morgan Stanley Capital I Trust Series 2006-HQ10 B(a)		—	11/12/41	2,249,651
5,000,000	Morgan Stanley Capital I Trust Series 2012-C4 E(a),(c)		5.3360	03/15/45	3,124,214
4,926,315	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(c)		5.1870	10/12/52	3,965,683
13,533,384	Starwood Retail Property Trust Series 2014-STAR A(b),(c)	PRIME -—%	8.5000	11/15/27	9,672,297
418,071	Velocity Commercial Capital Loan Trust Series 2022-3 M1(a),(c)		6.1300	06/25/52	411,649
1,885,398	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		5.5410	03/15/45	1,762,236
3,546,000	WFRBS Commercial Mortgage Trust Series 2013-C15 D(a),(c)		4.3280	08/15/46	1,470,148
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(c)		3.4550	09/15/57	1,377,859
727,344	WFRBS Commercial Mortgage Trust Series 2014-LC14 D(a),(c)		4.5860	03/15/47	672,429
					51,849,866
	RESIDENTIAL MORTGAGE — 17.3%
61,763	Bear Stearns Asset Backed Securities Trust Series 2004-SD4 A1(b)	TSFR1M + 1.014%	6.3600	08/25/44	58,967
86,791	Carrington Mortgage Loan Trust Series 2004-NC2 M1(b)	TSFR1M + 1.149%	6.4950	08/25/34	84,680
5,300,599	Carrington Mortgage Loan Trust Series 2006-FRE2 A5(b)	TSFR1M + 0.194%	2.7889	03/25/35	4,159,601
9,192,823	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(b)	TSFR1M + 0.234%	2.7889	10/25/36	7,213,967
2,207,495	Carrington Mortgage Loan Trust Series 2006-FRE2 A3(b)	TSFR1M + 0.274%	2.7889	10/25/36	1,732,301
350,305	Chase Funding Trust Series 2003-3 2M2(b)	TSFR1M + 1.959%	7.3050	11/25/32	344,063
997,919	Countrywide Asset-Backed Certificates Series 2002-4 M2(b)	TSFR1M + 2.364%	5.3405	11/25/32	1,006,293
928,113	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB2 M2(b)	TSFR1M + 1.950%	1.9644	04/25/32	955,082

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 90.0% (Continued)
	RESIDENTIAL MORTGAGE — 17.3% (Continued)
37,734	Credit-Based Asset Servicing and Securitization, LLC Series 2002-CB4 B1(b)	US0001M + 2.850%	8.3100	02/25/33	$38,977
399,821	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB2 M1(b)	TSFR1M + 0.894%	6.2400	07/25/33	389,533
1,727,392	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB8 M3(b)	TSFR1M + 1.614%	3.9260	12/25/35	1,498,569
1,960,341	CSMC Trust Series 2006-CF3 M3(b),(c)	TSFR1M + 1.364%	6.7100	10/25/36	2,196,331
1,168,247	CWABS Asset-Backed Certificates Trust Series 2004-10 MF3(a)		4.3290	09/25/34	1,000,468
626,282	Encore Credit Receivables Trust Series 2005-1 M4(b)	TSFR1M + 1.134%	6.4800	07/25/35	550,580
667,699	Equity One Mortgage Pass-Through Trust Series 2004-3 M2(d)		3.8480	07/25/34	555,377
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(b)	TSFR1M + 1.494%	6.8400	11/25/34	189,233
133,398	Fremont Home Loan Trust Series 2004-2 M6(b)	TSFR1M + 2.139%	7.4850	07/25/34	109,586
8,069,759	GE-WMC Mortgage Securities Trust Series 2006-1 A2B(b)	TSFR1M + 0.414%	1.4180	08/25/36	3,362,896
3,147,778	GE-WMC Mortgage Securities Trust Series 2006-1 A2C(b)	TSFR1M + 0.594%	1.4226	08/25/36	1,311,720
876,195	GSAMP Trust Series 2004-AR1 B2(b)	TSFR1M + 3.489%	3.7165	06/25/34	687,399
2,228,800	GSRPM Mortgage Loan Trust Series 2007-1 A(b),(c)	TSFR1M + 0.514%	3.2554	10/25/46	2,012,302
75,465	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D 2A3(b)	TSFR1M + 0.274%	5.6200	11/25/36	66,100
391,956	IXIS Real Estate Capital Trust Series 2006-HE2 A3(b)	TSFR1M + 0.434%	1.1013	08/25/36	107,391
341,073	Lehman XS Trust Series 2007-3 1BA1(b)	TSFR1M + 0.434%	5.7800	03/25/37	318,445
320,729	Lehman XS Trust Series 2007-3 1BA2(b)	TSFR6M + 0.928%	6.2370	03/25/37	313,152
44,650,621	Merrill Lynch Mortgage Investors Trust Series 2006-RM2 A1B(b)	TSFR1M + 0.584%	0.6330	05/25/37	1,721,598
39,783	Morgan Stanley A.B.S Capital I Inc Trust Series 2004-NC8 M4(b)	TSFR1M + 1.614%	6.9600	09/25/34	41,557
8,875,000	Morgan Stanley A.B.S Capital I Inc Trust Series 2007-SEA1 2A4(b),(c)	TSFR1M + 3.914%	1.3442	02/25/47	823,519
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(b)	TSFR1M + 2.289%	3.2340	10/25/34	2,682,849
2,034,195	RAMP Series 2007-RS1 Trust Series 2007-RS1 A3(b)	TSFR1M + 0.454%	4.3715	02/25/37	486,975
98,962,397	Saxon Asset Securities Trust Series 2006-3 ES(c),(d),(e)		0.3000	10/25/46	1,279,752
527,649	Specialty Underwriting & Residential Finance Trust Series 2007-AB1 A2D (b)	TSFR1M + 0.464%	5.8100	03/25/37	286,184
201,347	Structured Asset Investment Loan Trust Series 2004-5 M5(b)	TSFR1M + 1.839%	7.1850	05/25/34	178,166
278,525	Structured Asset Securities Corp Series 2005-WF1 M8(b)	TSFR1M + 2.169%	7.5150	02/25/35	278,753
					38,042,366

	TOTAL ASSET BACKED SECURITIES (Cost $246,680,485)				197,789,573

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.8%
193,389	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	$6,638
164,449	Fannie Mae REMICS Series 2012-94 YS(b),(e)	SOFR30A + 6.654%	1.2000	06/25/39	670
858,126	Fannie Mae REMICS Series 2011-124 NS(b),(e)	SOFR30A + 6.390%	1.0500	12/25/41	88,109
866,527	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	37,283
29,853	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	1,803
2,195,555	Fannie Mae REMICS Series 2016-64 SA(b),(e)	SOFR30A + 5.886%	0.5500	09/25/46	214,462
592,924	Fannie Mae REMICS Series 2017-38 S(b),(e)	SOFR30A + 5.986%	0.6500	05/25/47	62,704
880,317	Fannie Mae REMICS Series 2017-112 SC(b),(e)	SOFR30A + 6.036%	0.7000	01/25/48	105,641
14,329,979	Fannie Mae REMICS Series 2018-28 ID(a),(e)		0.6270	05/25/48	978,953
251,045	Fannie Mae REMICS Series 2020-16 SJ(b),(e)	SOFR30A + 5.936%	0.6000	03/25/50	26,451
3,021,889	Fannie Mae REMICS Series 2020-95 IB(e)		2.5000	01/25/51	479,923
7,256,362	Fannie Mae REMICS Series 2021-45 JI(e)		2.5000	07/25/51	1,079,020
3,040,464	Fannie Mae REMICS Series 2021-56 IM(b),(e)	SOFR30A + 2.200%	0.0001	09/25/51	50,406
21,103,151	Fannie Mae REMICS Series 2021-69 JS(b),(e)	SOFR30A + 2.550%	0.0001	10/25/51	314,120
11,716,408	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,469,530
169,124	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	5,130
880,836	Freddie Mac REMICS Series 4226 IM(e)		3.5000	09/15/31	6,620
7,299,122	Freddie Mac REMICS Series 4639 GS(e)		0.4390	03/15/36	353,517
774,542	Freddie Mac REMICS Series 3852 SW(b),(e)	SOFR30A + 5.886%	0.5520	05/15/41	67,402
143,551	Freddie Mac REMICS Series 3980 TS(b),(e)	SOFR30A + 6.500%	1.0520	09/15/41	14,958
763,332	Freddie Mac REMICS Series 4100 JI(e)		3.5000	10/15/41	90,566
503,772	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	11,254
5,250,294	Freddie Mac REMICS Series 4239 NI(b),(e)	SOFR30A + 28.791%	0.0001	07/15/43	877,239
36,069	Freddie Mac REMICS Series 4680 LI(e)		4.0000	10/15/43	254
57,475	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	5,207
446,809	Freddie Mac REMICS Series 4314 SE(b),(e)	SOFR30A + 5.936%	0.6020	03/15/44	45,792
344,058	Freddie Mac REMICS Series 4431 ST(b),(e)	SOFR30A + 5.986%	0.6520	01/15/45	34,047
60,023	Freddie Mac REMICS Series 4818 BI(e)		4.0000	03/15/45	1,237
210,023	Freddie Mac REMICS Series 4672 AI(e)		4.5000	03/15/45	2,090
399,000	Freddie Mac REMICS Series 5050 GL		1.2500	12/25/50	171,986
5,683,298	Freddie Mac REMICS Series 5071 IS(e)		2.0000	02/25/51	638,661
18,648,892	Freddie Mac REMICS Series 5090 SA(b),(e)	SOFR30A + 1.550%	0.0001	03/25/51	56,226
15,123,099	Freddie Mac REMICS Series 5177 AS(b),(e)	SOFR30A + 3.150%	0.0001	12/25/51	160,400
356,796	Government National Mortgage Association Series 2014-118 AI(e)		3.5000	05/16/40	13,181
3,617,876	Government National Mortgage Association Series 2015-3 DS(b),(e)	TSFR1M + 5.486%	0.1470	11/20/41	49,696

The accompanying notes are an integral part of these financial statements.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.8% (Continued)
175,523	Government National Mortgage Association Series 2012-36 QS(b),(e)	TSFR1M + 6.506%	1.1670	03/20/42	$12,352
291,350	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	8,210
207,741	Government National Mortgage Association Series 2016-1 ST(b),(e)	TSFR1M + 6.086%	0.7470	01/20/46	20,223
4,529,205	Government National Mortgage Association Series 2018-154 SP(b),(e)	TSFR1M + 6.036%	0.6970	11/20/48	435,848
11,356,082	Government National Mortgage Association Series 2019-20 ES(b),(e)	TSFR1M + 3.676%	0.0001	02/20/49	194,532
20,236,603	Government National Mortgage Association Series 2019-112 AS(b),(e)	TSFR1M + 3.296%	0.0001	09/20/49	336,838
4,134,558	Government National Mortgage Association Series 2020-122 YI(e)		2.5000	08/20/50	601,927
952,000	Government National Mortgage Association Series 2020-141 ML		1.5000	09/20/50	441,509
7,913,978	Government National Mortgage Association Series 2021-24 LI(e)		2.5000	01/20/51	1,125,012
6,110,779	Government National Mortgage Association Series 2021-49 IP(e)		2.5000	01/20/51	658,953
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	151,410
3,494,318	Government National Mortgage Association Series 2021-83 EI(e)		2.5000	05/20/51	462,141
15,712,906	Government National Mortgage Association Series 2022-22 PS(b),(e)	SOFR30A + 3.650%	0.0001	08/20/51	273,419
9,501,254	Government National Mortgage Association Series 2021-156 BI(e)		2.5000	09/20/51	1,402,243
16,233,683	Government National Mortgage Association Series 2022-93 AS(b),(e)	SOFR30A + 4.150%	0.0001	05/20/52	513,605
17,050,988	Government National Mortgage Association Series 2022-83 SJ(b),(e)	SOFR30A + 3.200%	0.0001	05/20/52	178,916
43,551,471	Government National Mortgage Association Series 2022-121 SA(b),(e)	SOFR30A + 3.690%	0.0001	07/20/52	570,877
	U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $23,510,335)				14,909,191

Shares
	SHORT-TERM INVESTMENTS — 2.9%
	MONEY MARKET FUNDS - 2.9%
6,280,161	First American Treasury Obligations Fund, Class X, 5.21%(g) (Cost $6,280,161)				6,280,161

	TOTAL INVESTMENTS - 99.7% (Cost $276,470,981)				$218,978,925
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%				662,077
	NET ASSETS - 100.0%				$219,641,002

LLC	- Limited Liability Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- Federal Reserve US 12 Month Cumulative Avg 1 Year CMT

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR12M	- Secured Overnight Financing Rate 12 Month

TSFR1M	- Secured Overnight Financing Rate 1 Month

TSFR6M	- Secured Overnight Financing Rate 6 Month

US0001M	- ICE LIBOR USD 1 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Variable rate security: the rate shown represents the rate on June 30, 2024.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024, the total market value of 144A securities is 68,637,307 or 31.2% of net assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2024.

(e)	Interest only securities.

(f)	Maturity not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(g)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4%
	BEVERAGES - 1.4%
600,000	Thai Beverage PCL	$199,124

	BIOTECH & PHARMA - 8.3%
1,960	Johnson & Johnson	286,474
2,516	Novartis A.G. - ADR	267,853
7,528	Sanofi S.A. - ADR	365,259
23,000	Takeda Pharmaceutical Company Ltd. - ADR	297,620
		1,217,206
	CHEMICALS - 0.8%
4,190	Mosaic Company	121,091

	CONSTRUCTION MATERIALS - 3.7%
3,930	Holcim A.G.	348,320
7,000	MDU Resources Group, Inc.	175,700
		524,020
	E-COMMERCE DISCRETIONARY - 1.3%
3,500	eBay, Inc.(b)	188,020

	ENGINEERING & CONSTRUCTION - 1.5%
1,057	Tetra Tech, Inc.	216,135

	ENTERTAINMENT CONTENT - 2.7%
37,700	Vivendi S.E.	394,002

	FOOD - 2.5%
3,533	Nestle S.A. - ADR	361,956

	GAS & WATER UTILITIES - 2.1%
5,575	National Fuel Gas Company	302,109

	HOUSEHOLD PRODUCTS - 1.4%
3,800	Unilever PLC - ADR	208,962

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 47.4% (Continued)
	INTERNET MEDIA & SERVICES - 0.5%
153	Meta Platforms, Inc., Class A	$77,146

	MEDICAL EQUIPMENT & DEVICES - 1.0%
1,800	Medtronic PLC	141,678

	METALS & MINING - 0.4%
12,000	Grupo Mexico S.A.B. de C.V. - Series B	64,744

	OIL & GAS PRODUCERS - 1.6%
1,970	BP PLC - ADR	71,117
1,000	Chevron Corporation	156,420
		227,537
	RETAIL - DISCRETIONARY - 0.8%
323	Home Depot, Inc.	111,190

	SEMICONDUCTORS - 3.1%
1,000	Applied Materials, Inc.	235,990
1,630	Micron Technology, Inc.	214,394
		450,384
	SOFTWARE - 3.5%
1,190	Microsoft Corporation	531,870

	TECHNOLOGY HARDWARE - 3.2%
650	Apple, Inc.	136,903
6,825	Cisco Systems, Inc.	324,256
		461,159
	TELECOMMUNICATIONS - 2.5%
5,000	AT&T, Inc.	95,550
26,340	Orange S.A. - ADR	263,137
		358,687
	TOBACCO & CANNABIS - 2.6%
15,000	Imperial Brands PLC - ADR	384,899

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares				Fair Value
	COMMON STOCKS — 47.4% (Continued)
	WHOLESALE - CONSUMER STAPLES - 2.5%
3,502	Bunge Global S.A.			$373,908

	TOTAL COMMON STOCKS (Cost $5,221,215)			6,915,827

	EXCHANGE-TRADED FUNDS — 2.7%
	COMMODITY - 2.7%
8,500	SPDR Gold MiniShares Trust(a)			391,765
	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 34.4%
	AEROSPACE & DEFENSE — 4.8%
250,000	Boeing Company (The)	4.8750	05/01/25	247,390
250,000	Hexcel Corporation(f)	4.9500	08/15/25	247,395
200,000	Howmet Aerospace, Inc.	6.8750	05/01/25	201,673
				696,458
	AUTOMOTIVE — 3.0%
250,000	Ford Motor Credit Company, LLC	4.1340	08/04/25	245,402
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	187,595
				432,997
	BANKING — 1.3%
200,000	Sumitomo Mitsui Financial Group, Inc.	1.4740	07/08/25	192,050

	CHEMICALS — 4.2%
250,000	Methanex Corporation	4.2500	12/01/24	248,400
222,000	Nutrien Ltd.	5.9000	11/07/24	222,082
150,000	Nutrien Ltd.	3.0000	04/01/25	147,084
				617,566
	CONTAINERS & PACKAGING — 1.2%
175,000	Ball Corporation	5.2500	07/01/25	175,018

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 34.4% (Continued)
	ELECTRIC UTILITIES — 0.7%
100,000	DTE Energy Company	1.0500	06/01/25	$95,912

	LEISURE FACILITIES & SERVICES — 1.8%
275,000	Las Vegas Sands Corporation	2.9000	06/25/25	267,117

	OIL & GAS PRODUCERS — 3.3%
275,000	Canadian Natural Resources Ltd.	2.0500	07/15/25	264,919
218,000	Occidental Petroleum Corporation	2.9000	08/15/24	217,088
				482,007
	SEMICONDUCTORS — 0.8%
125,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	2.7000	05/01/25	122,075

	STEEL — 3.4%
200,000	ArcelorMittal S.A.	3.6000	07/16/24	199,767
300,000	ArcelorMittal S.A.	6.1250	06/01/25	302,079
				501,846
	TECHNOLOGY HARDWARE — 3.6%
225,000	NetApp, Inc.	1.8750	06/22/25	216,818
300,000	Seagate HDD Cayman	4.7500	01/01/25	297,967
				514,785
	TOBACCO & CANNABIS — 2.8%
250,000	BAT International Finance PLC	1.6680	03/25/26	234,320
175,000	Reynolds American, Inc.	4.4500	06/12/25	173,007
				407,327
	TRANSPORTATION & LOGISTICS — 3.5%
325,000	Canadian Pacific Railway Company	1.3500	12/02/24	319,146
200,000	Ryder System, Inc.	4.6250	06/01/25	198,004
				517,150

	TOTAL CORPORATE BONDS (Cost $5,021,695)			5,022,308

The accompanying notes are an integral part of these financial statements.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 9.6%
	U.S. TREASURY NOTES — 9.6%
1,000,000	United States Treasury Note	0.3750	07/15/24	$998,093
405,000	United States Treasury Note	2.5000	01/31/25	398,497
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,398,733)			1,396,590

	CERTIFICATE OF DEPOSIT — 5.1%
	BANKING - 5.1%
125,000	American Express National Bank	5.2500	03/24/25	124,947
175,000	Charles Schwab Bank SSB	5.4000	09/23/24	174,863
220,000	Comerica Bank-Texas	5.2500	09/30/24	219,778
220,000	Customers Bank	5.2500	07/01/24	219,998
	TOTAL CERTIFICATE OF DEPOSIT (Cost $740,000)			739,586

Shares
	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
48,885	First American Treasury Obligations Fund, Class X, 5.21%(c) (Cost $48,885)			48,885

	TOTAL INVESTMENTS - 99.5% (Cost $12,744,986)			$14,514,961
	CALL OPTIONS WRITTEN - 0.0% (Premiums received - $4,933)			(2,450)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			74,532
	NET ASSETS - 100.0%			$14,587,043

Contracts(d)		Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - 0.0% (e)
	CALL OPTIONS WRITTEN - 0.0%(e)
35	eBay, Inc.	07/19/2024	$55	$188,020	$2,450
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $4,933)

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

LLC	- Limited Liability Company

Ltd.	- Limited Company

PCL	- Public Company Limited

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.E.	- Societas Europaea

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of this security is segregated as collateral for and is subject to call options written.

(c)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to greater than (0.1%).

(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 2.9%
	FIXED INCOME - 2.9%
425,928	Invesco Senior Loan ETF				$8,961,525
111,697	SPDR Blackstone Senior Loan ETF				4,668,935
					13,630,460

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,555,968)				13,630,460

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 6.6%
	CLO — 6.6%
500,000	Alinea CLO Ltd. Series 2018-1 E(a),(b)	TSFR3M + 6.262%	11.5860	07/20/31	496,314
500,000	Apidos CLO XXX D(a),(b)	TSFR3M + 5.862%	11.1890	10/18/31	502,940
750,000	ARES XLV CLO Ltd. Series 2017-45A E(a),(b)	TSFR3M + 6.362%	11.6900	10/15/30	747,628
500,000	ARES XLVII CLO Ltd. Series 2018-47A E(a),(b)	TSFR3M + 5.762%	11.0900	04/15/30	497,424
1,000,000	Ares XXXVR CLO Ltd. Series 2015-35RA E(a),(b)	TSFR3M + 5.962%	11.2900	07/15/30	993,128
1,000,000	Bardot CLO Ltd. Series 2019-2A ER(a),(b)	TSFR3M + 6.562%	11.8860	10/22/32	997,786
1,500,000	Betony CLO 2 Ltd. Series 2018-1A D(a),(b)	TSFR3M + 5.912%	11.2410	04/30/31	1,476,958
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	11.5350	10/25/30	485,759
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	10.6400	07/15/31	463,594
500,000	BlueMountain Fuji US Clo I Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.262%	11.5860	07/20/29	470,102
500,000	Carbone Clo Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.162%	11.4860	01/20/31	497,443
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-1A ER(a),(b)	TSFR3M + 5.662%	10.9790	04/17/31	463,451
500,000	Carlyle Global Market Strategies CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.262%	11.5860	04/20/31	495,367
500,000	CARLYLE US CLO Ltd. Series 2017-5A D(a),(b)	TSFR3M + 5.562%	10.8860	01/20/30	487,830
1,000,000	Catskill Park CLO Ltd. Series 2017-1A(a),(b)	TSFR3M + 6.262%	11.5860	04/20/29	1,006,196
1,000,000	Cedar Funding XIV CLO Ltd. Series 2021-14a E(a),(b)	TSFR3M + 6.602%	11.9300	07/15/33	990,012
1,000,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	10.9790	04/17/30	991,034
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b)	TSFR3M + 6.462%	11.7880	10/19/29	710,627
500,000	Flatiron Clo 17 Ltd. Series 2017-1A ER(a),(b)	TSFR3M + 6.162%	11.4840	05/15/30	500,183
500,000	Galaxy XV CLO Ltd. Series 2013-15A ER(a),(b)	TSFR3M + 6.907%	12.2350	10/15/30	495,895
624,000	Galaxy XX CLO Ltd. Series 2015-20A ER(a),(b)	TSFR3M + 5.562%	10.8860	04/20/31	622,025
500,000	Galaxy XXI CLO Ltd. Series 2015-21A ER(a),(b)	TSFR3M + 5.512%	10.8360	04/20/31	499,963
500,000	Grippen Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 5.962%	11.2860	01/20/30	500,483
500,000	Harbor Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.862%	11.1860	01/20/31	502,554
500,000	Highbridge Loan Management Ltd. Series 2013-2A DR(a),(b)	TSFR3M + 6.862%	12.1860	10/20/29	499,604

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 6.6% (Continued)
	CLO — 6.6% (Continued)
500,000	Magnetite XV Ltd. Series 2015-15A ER(a),(b)	TSFR3M + 5.462%	10.7850	07/25/31	$503,233
500,000	Neuberger Berman CLO XVIII Ltd. Series 2014-18A DR2(a),(b)	TSFR3M + 6.182%	11.5060	10/21/30	498,297
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A E(a),(b)	TSFR3M + 5.462%	10.7900	01/15/30	500,000
750,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-24A E(a),(b)	TSFR3M + 6.282%	11.6080	04/19/30	751,253
1,000,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2017-26A E(a),(b)	TSFR3M + 6.162%	11.4890	10/18/30	990,958
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	10.9900	07/15/30	463,703
500,000	Octagon Investment Partners 37 Ltd. Series 2018-2A D(a),(b)	TSFR3M + 5.662%	10.9850	07/25/30	472,515
500,000	Octagon Investment Partners Ltd. Series 2018-18A C(a),(b)	TSFR3M + 2.962%	8.2890	04/16/31	493,061
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	10.7350	01/25/31	464,682
1,000,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	11.0360	01/22/30	976,061
500,000	Palmer Square CLO Ltd. Series 2014-1A DR2(a),(b)	TSFR3M + 5.962%	11.2790	01/17/31	503,456
550,000	Regatta XI Funding Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	11.0790	07/17/31	550,000
1,000,000	Regatta XIV Funding Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	11.5350	10/25/31	994,303
1,000,000	RR 3 Ltd. Series 2018-3A DR2(a),(b)	TSFR3M + 5.662%	10.9900	01/15/30	980,972
1,000,000	Shackleton CLO Ltd. Series 2017-10A E(a),(b)	TSFR3M + 6.477%	11.8010	04/20/29	951,416
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	11.4860	04/20/31	499,624
525,000	Voya CLO Ltd. Series 2018-4A E(a),(b)	TSFR3M + 6.562%	11.8900	01/15/32	523,161
1,500,000	Wellfleet CLO Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 6.062%	11.3860	04/20/28	1,499,462
500,000	Wellfleet CLO Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.312%	11.6360	04/20/29	490,000
500,000	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	12.6360	07/20/29	325,019
500,000	Wellfleet CLO Ltd. Series 2018-2A D(a),(b)	TSFR3M + 6.332%	11.6560	10/20/31	481,656
500,000	Wellfleet CLO Ltd. Series 2018-3A D(a),(b)	TSFR3M + 6.512%	11.8360	01/20/32	474,923
					30,782,055
	TOTAL ASSET BACKED SECURITIES (Cost $30,303,214)				30,782,055

	CORPORATE BONDS — 3.2%
	BIOTECH & PHARMA — 0.0%(c)
91,000	Organon & Company / Organon Foreign Debt Co-Issuer(a)		7.8750	05/15/34	93,615

	CHEMICALS — 0.3%
1,300,000	Valvoline, Inc.(a)		3.6250	06/15/31	1,121,637

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.5%
1,090,000	LifePoint Health, Inc.(a)	11.0000	10/15/30	1,202,378
183,000	LifePoint Health, Inc.(a)	10.0000	06/01/32	187,378
168,000	Team Health Holdings, Inc.(a)	13.5000	06/30/28	186,690
720,000	Tenet Healthcare Corporation	6.7500	05/15/31	731,407
				2,307,853
	INDUSTRIAL SUPPORT SERVICES — 0.0%(c)
57,000	EquipmentShare.com, Inc.(a)	8.6250	05/15/32	59,183

	INSURANCE — 0.0%(c)
62,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	8.5000	06/15/29	62,753

	METALS & MINING — 0.0%(c)
134,000	Alcoa Nederland Holding BV(a)	7.1250	03/15/31	138,162

	OIL & GAS PRODUCERS — 0.8%
102,000	Antero Midstream Partners, L.P. / Antero Midstream(a)	6.6250	02/01/32	102,980
188,000	Buckeye Partners, L.P.(a)	6.8750	07/01/29	188,908
275,000	Crescent Energy Finance, LLC(a)	7.6250	04/01/32	280,465
1,104,000	Earthstone Energy Holdings, LLC(a)	9.8750	07/15/31	1,223,168
126,000	Howard Midstream Energy Partners, LLC(a)	7.3750	07/15/32	128,337
95,000	Kinetik Holdings, L.P.(a)	6.6250	12/15/28	96,559
74,000	Venture Global LNG, Inc.(a)	8.1250	06/01/28	76,359
93,000	Venture Global LNG, Inc.(a)	9.5000	02/01/29	101,989
1,300,000	Venture Global LNG, Inc.(a)	9.8750	02/01/32	1,414,189
56,000	Vital Energy, Inc.(a)	7.8750	04/15/32	56,968
				3,669,922
	RETAIL - DISCRETIONARY — 0.5%
1,108,000	Global Auto Holdings Ltd./AAG FH UK Ltd.(a)	8.7500	01/15/32	1,061,093
1,400,000	Metis Merger Sub, LLC(a)	6.5000	05/15/29	1,306,000
				2,367,093
	SOFTWARE — 0.6%
1,344,000	Cloud Software Group, Inc.(a)	8.2500	06/30/32	1,370,720
1,300,000	UKG, Inc.(a)	6.8750	02/01/31	1,317,182
				2,687,902

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.2% (Continued)
	SPECIALTY FINANCE — 0.2%
650,000	Fortress Transportation and Infrastructure(a)		7.8750	12/01/30	680,726
313,000	Fortress Transportation and Infrastructure(a)		7.0000	06/15/32	317,758
					998,484

	TECHNOLOGY SERVICES — 0.3%
365,000	Block, Inc.(a)		6.5000	05/15/32	369,781
120,000	Fortress Intermediate 3, Inc.(a)		7.5000	06/01/31	123,096
994,000	Iron Mountain Information Management Services,(a)		5.0000	07/15/32	909,633
					1,402,510
	TOTAL CORPORATE BONDS (Cost $14,647,847)				14,909,114

		Spread
	TERM LOANS — 85.6%
	ADVERTISING & MARKETING — 0.6%
2,827,300	ABG Intermediate Holdings 2, LLC(b)	TSFR1M + 3.600%	8.9270	12/10/28	2,833,393

	AEROSPACE & DEFENSE — 2.8%
3,999,125	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	9.5710	10/31/28	4,022,619
3,354,248	Dynasty Acquisition Company, Inc.(b)	TSFR1M + 3.500%	8.8290	08/24/28	3,370,248
99,000	Novaria Holdings, LLC(b)	TSFR1M + 4.250%	9.5780	06/04/31	99,743
2,306,973	Spirit AeroSystems, Inc.(b)	TSFR1M + 4.500%	9.5790	11/23/27	2,324,852
1,395,752	Standard Aero Ltd.(b)	TSFR1M + 3.500%	8.8290	08/24/28	1,402,410
1,002,718	TransDigm, Inc.(b)	TSFR1M + 2.750%	8.0590	08/24/28	1,005,666
1,035,202	TransDigm, Inc.(b)	TSFR1M + 3.250%	8.5590	02/28/31	1,038,567
					13,264,105
	APPAREL & TEXTILE PRODUCTS — 0.1%
443,087	Hanesbrands, Inc.(b)	TSFR1M + 3.850%	9.0800	03/08/30	445,025

	ASSET MANAGEMENT — 6.5%
1,257,181	Aragorn Parent Corporation(b)	TSFR1M + 4.250%	9.5690	12/08/28	1,263,077
2,019,640	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 3.250%	8.5780	04/07/28	2,024,850
1,256,934	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 5.250%	10.5710	10/23/28	1,261,648
261,028	FinCompany I, LLC(b)	TSFR1M + 3.000%	8.3300	06/27/29	262,305
746,000	First Eagle Holdings, Inc.(b)	TSFR1M + 3.000%	8.3340	02/22/29	743,669

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	ASSET MANAGEMENT — 6.5% (Continued)
1,250,000	Focus Financial Partners, LLC(b)	TSFR1M + 2.500%	7.8130	06/30/28	1,250,294
1,529,141	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	8.0800	06/30/28	1,529,362
2,203,356	GTCR Everest Borrower, LLC(b)	TSFR1M + 3.000%	8.3250	06/03/31	2,207,488
5,500,000	GTCR W Merger Sub, LLC(b)	TSFR1M + 3.000%	8.3090	09/20/30	5,514,520
1,234,300	Guggenheim Partners Investment Management(b)	TSFR1M + 3.250%	8.5520	12/07/29	1,242,792
80,793	Hightower Holding, LLC(b)	TSFR3M + 4.262%	9.5860	04/21/28	81,083
2,488,308	Nexus Buyer, LLC(b)	TSFR1M + 3.750%	9.1790	11/08/26	2,489,515
799,000	Nexus Buyer, LLC(b)	TSFR1M + 4.500%	9.8270	12/23/30	800,698
5,645,021	Osaic Holdings, Inc.(b)	TSFR1M + 4.000%	9.3210	08/16/28	5,669,379
1,088,962	Victory Capital Holdings, Inc.(b)	TSFR1M + 2.250%	7.6790	07/01/26	1,090,667
2,844,370	Wec US Holdings Ltd.(b)	TSFR1M + 2.750%	8.0790	01/20/31	2,850,329
					30,281,676
	AUTOMOTIVE — 1.6%
3,724,822	First Brands Group, LLC(b)	SOFRRATE + 5.000%	10.5910	03/24/27	3,706,795
818,178	First Brands Group, LLC(b)	TSFR1M + 6.000%	10.5910	03/30/27	814,598
1,134,141	First Brands Group, LLC(b)	TSFR6M + 8.500%	14.1410	03/30/28	1,102,952
1,077,975	Tenneco, Inc.(b)	TSFR1M + 4.750%	10.1700	11/17/28	1,035,529
885,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	10.4190	11/17/28	850,945
					7,510,819
	BEVERAGES — 0.1%
292,268	Pegasus Bidco BV(b)	TSFR1M + 3.750%	9.0720	07/12/29	294,337

	BIOTECH & PHARMA — 0.6%
783,874	Curium Bidco Sarl(b)	TSFR1M + 4.000%	9.3290	07/31/29	788,287
1,496,094	Grifols Worldwide Operations USA, Inc.(b)	TSFR3M + 2.000%	7.4590	11/08/27	1,473,652
322,000	Organon & Company(b)	TSFR1M + 2.500%	7.8200	05/14/31	322,604
					2,584,543

	CABLE & SATELLITE — 0.3%
105,617	Directv Financing, LLC(b)	TSFR1M + 5.000%	10.4410	07/22/27	105,960
137,828	Directv Financing, LLC(b)	TSFR1M + 5.365%	10.6940	08/02/29	137,397
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	8.6560	03/06/31	1,111,053
					1,354,410

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	CHEMICALS — 1.4%
101,745	INEOS Enterprises Holdings US Finco, LLC(b)	TSFR1M + 3.850%	9.1930	07/07/30	102,127
77,000	INEOS US Finance, LLC(b)	TSFR1M + 3.500%	8.9560	02/09/30	76,654
375,000	INEOS US Finance, LLC(b)	TSFR1M + 3.750%	9.0800	01/31/31	376,406
1,067,168	INEOS US Petrochem, LLC(b)	TSFR1M + 4.350%	9.6800	11/14/29	1,066,501
1,924,338	Nouryon USA, LLC(b)	TSFR1M + 3.500%	8.8160	04/03/28	1,936,364
195,018	Nouryon USA, LLC(b)	TSFR1M + 3.500%	8.8260	04/03/28	195,773
674,453	Olympus Water US Holding Corporation(b)	TSFR1M + 4.250%	9.5760	11/09/28	678,108
456,000	Olympus Water US Holding Corporation(b)	TSFR1M + 3.500%	8.8300	06/06/31	457,425
636,476	PQ Group Holdings, Inc.(b)	TSFR1M + 3.500%	8.6930	04/30/28	637,329
1,048,996	Windsor Holdings III, LLC(b)	TSFR1M + 4.000%	9.3200	08/01/30	1,057,126
75,000	WR Grace Holdings, LLC	SOFRRATE + 3.250%	4.2500	08/11/28	75,429
					6,659,242
	COMMERCIAL SUPPORT SERVICES — 6.6%
153,043	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	9.3240	10/05/30	154,191
22,957	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	9.8240	10/05/30	23,129
1,100,000	Allied Universal Holdco, LLC(b)	TSFR1M + 3.750%	9.1790	05/05/28	1,097,014
400,373	Amentum Government Services Holdings, LLC(b)	TSFR1M + 8.750%	14.1950	01/31/28	401,374
1,421,678	Amentum Government Services Holdings, LLC	SOFRRATE + 4.000%	9.3210	02/07/29	1,429,674
2,416,239	AVSC Holding Corporation(b)	TSFR1M + 3.500%	8.6660	03/01/25	2,404,315
239,200	AVSC Holding Corporation(b)	TSFR1M + 7.360%	12.7100	09/02/25	236,584
1,915,209	AVSC Holding Corporation(b)	TSFR1M + 4.500%	9.9160	09/26/26	1,919,700
1,227,254	Bifm CA Buyer, Inc.(b)	TSFR1M + 4.250%	9.5710	05/31/28	1,234,544
1,886,517	CHG Healthcare Services, Inc.(b)	TSFR1M + 3.750%	9.0790	09/30/28	1,894,186
346,434	Conservice Midco, LLC(b)	TSFR1M + 4.000%	9.3300	05/13/27	347,247
2,435,107	Creative Artists Agency, LLC(b)	TSFR1M + 3.250%	8.5700	11/27/28	2,449,376
520,632	EnergySolutions, LLC(b)	TSFR1M + 4.000%	9.3130	09/18/30	525,351
1,375,000	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	8.3300	08/03/29	1,372,786
2,559,487	Garda World Security Corporation(b)	TSFR1M + 4.350%	9.5830	02/01/29	2,578,683
210,000	GFL Environmental, Inc.(b)	TSFR1M + 2.000%	7.3430	06/27/31	210,525
2,105,738	Grant Thornton LLP/Chicago(b)	TSFR1M + 3.250%	8.5730	05/30/31	2,114,403
2,909,307	OMNIA Partners, LLC(b)	TSFR1M + 3.750%	9.0700	07/25/30	2,914,297
1,512,000	Prime Security Services Borrower, LLC(b)	TSFR1M + 2.250%	7.5790	10/15/30	1,513,058
537,255	Ryan, LLC(b)	TSFR1M + 4.500%	8.8280	11/09/30	540,143

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.6% (Continued)
62,745	Ryan, LLC(b)	TSFR1M + 4.500%	9.8250	11/09/30	63,082
508,000	Soliant Lower Intermediate, LLC(b)	TSFR1M + 3.750%	9.0790	06/23/31	508,000
688,000	Teneo Holdings, LLC(b)	TSFR1M + 4.750%	10.0800	03/11/31	690,724
4,294,370	WestJet Loyalty, L.P.(b)	TSFR1M + 3.850%	9.0680	02/01/31	4,319,064
					30,941,450
	CONSTRUCTION MATERIALS — 0.2%
1,000,000	Quikrete Holdings, Inc.(b)	TSFR1M + 2.250%	7.5790	03/26/29	1,001,815

	CONSUMER SERVICES — 1.4%
723,386	Fugue Finance, LLC(b)	TSFR1M + 4.000%	9.3430	01/26/28	729,792
306,000	Fugue Finance, LLC(b)	TSFR1M + 3.750%	9.0740	02/13/31	308,945
1,592,797	KUEHG Corporation(b)	TSFR1M + 4.500%	9.8020	06/12/30	1,600,864
1,573,610	Prometric Holdings, Inc.(b)	TSFR1M + 4.750%	10.1940	01/31/28	1,585,019
1,017,726	Spin Holdco, Inc.(b)	TSFR3M + 4.000%	9.5850	03/01/28	872,064
1,248,087	University Support Services, LLC(b)	TSFR1M + 3.350%	8.4300	06/29/28	1,248,867
					6,345,551
	CONTAINERS & PACKAGING — 1.4%
191,000	Berlin Packaging, LLC(b)	TSFR1M + 3.750%	9.0710	05/12/31	191,651
5,207,819	Charter Next Generation, Inc.(b)	TSFR1M + 3.500%	8.8270	12/01/27	5,222,922
1,147,125	Proampac PG Borrower, LLC(b)	TSFR1M + 4.000%	9.3290	09/15/28	1,151,283
					6,565,856
	E-COMMERCE DISCRETIONARY — 0.4%
1,879,262	CNT Holdings I Corporation(b)	TSFR1M + 3.500%	8.8300	10/16/27	1,886,055

	ELECTRIC UTILITIES — 0.3%
1,000,000	Calpine Corporation(b)	TSFR1M + 2.000%	7.3210	12/16/27	1,002,320
217,000	Hamilton Projects Acquiror, LLC(b)	TSFR1M + 3.750%	9.0670	05/22/31	218,667
					1,220,987
	ELECTRICAL EQUIPMENT — 0.1%
610,526	Belfor Holdings, Inc.(b)	TSFR1M + 3.750%	9.0800	10/25/30	615,105

	ENGINEERING & CONSTRUCTION — 0.3%
1,277,677	Chromalloy Corporation(b)	TSFR1M + 3.750%	9.0580	03/24/31	1,283,107

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	ENTERTAINMENT CONTENT — 0.8%
1,725,073	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	10.9450	09/01/27	1,511,241
1,140,517	NEP Group, Inc.(b)	TSFR1M + 4.115%	9.4410	08/19/26	1,084,916
978,438	Univision Communications, Inc.(b)	TSFR1M + 3.360%	8.6940	03/24/26	980,091
262,000	Univision Communications, Inc.(b)	TSFR1M + 3.500%	8.9340	01/31/29	259,708
					3,835,956
	FOOD — 1.3%
4,013,500	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	8.2720	11/08/29	4,023,172
225,000	Saratoga Food Specialties, LLC(b)	TSFR1M + 3.750%	9.0660	03/01/29	226,547
458,000	Simply Good Foods USA, Inc.(b)	TSFR1M + 2.600%	7.9280	03/17/27	460,100
1,436,250	Snacking Investments US, LLC(b)	TSFR1M + 4.000%	9.3300	12/01/26	1,439,840
79,000	Utz Quality Foods, LLC(b)	TSFR1M + 2.750%	8.0670	01/20/28	79,336
					6,228,995
	HEALTH CARE FACILITIES & SERVICES — 6.0%
248,082	ADMI Corporation(b)	TSFR1M + 3.375%	8.8200	12/23/27	242,934
573,563	ADMI Corporation(b)	TSFR1M + 5.750%	11.0800	12/23/27	578,340
497,481	Charlotte Buyer, Inc.(b)	TSFR3M + 5.250%	10.5780	02/11/28	499,404
168,000	Concentra Health Services, Inc.(b)	TSFR1M + 2.250%	7.5890	06/26/31	168,840
4,654,733	Heartland Dental, LLC(b)	TSFR1M + 4.500%	9.8170	04/28/28	4,672,492
4,776,052	LifePoint Health, Inc.(b)	TSFR1M + 4.750%	10.0560	11/16/28	4,808,004
240,000	LifePoint Health, Inc.(b)	TSFR1M + 4.000%	9.3200	05/09/31	240,638
3,528,509	MED ParentCo, L.P.(b)	TSFR1M + 4.000%	9.3300	04/07/31	3,531,508
1,932,236	Milano Acquisition Corporation(b)	TSFR3M + 4.000%	9.4090	08/17/27	1,875,873
84,240	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	9.1590	02/18/28	79,723
2,959,835	National Mentor Holdings, Inc.(b)	TSFR1M + 3.750%	9.1660	02/18/28	2,801,114
610,658	One Call Corporation(b)	TSFR3M + 5.500%	11.0860	04/08/27	581,081
650,000	Outcomes Group Holdings, Inc.(b)	TSFR1M + 4.250%	9.5860	04/02/31	652,896
4,075,778	Phoenix Guarantor, Inc.(b)	TSFR1M + 3.250%	8.5790	02/13/31	4,070,194
2,094,816	Phoenix Newco, Inc.(b)	TSFR1M + 3.250%	8.6940	08/11/28	2,101,687
962,205	Select Medical Corporation(b)	TSFR1M + 3.100%	8.3300	03/05/27	963,807
95,753	Team Public Choices, LLC(b)	TSFR6M + 5.428%	10.5810	12/20/27	95,833
306,830	US Anesthesia Partners, Inc.(b)	TSFR1M + 4.250%	9.6920	09/23/28	295,110
					28,259,478
	HOME & OFFICE PRODUCTS — 0.8%
69,000	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 4.250%	9.5790	07/30/28	69,181

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	HOME & OFFICE PRODUCTS — 0.8% (Continued)
2,600,000	Osmosis Debt Merger Sub, Inc.(b)	SOFRRATE + 3.750%	9.3240	06/17/28	2,607,566
454,564	Weber-Stephen Products, LLC(b)	TSFR1M + 3.250%	8.6920	10/20/27	423,942
675,775	Weber-Stephen Products, LLC(b)	TSFR1M + 4.350%	9.6770	10/29/27	630,160
					3,730,849
	HOUSEHOLD PRODUCTS — 0.1%
449,000	Kronos Acquisition Holdings, Inc.(b)	TSFR1M + 4.000%	9.3390	06/27/31	446,755

	INDUSTRIAL SUPPORT SERVICES — 0.0%(c)
104,000	BCPE Empire Holdings, Inc.(b)	TSFR1M + 4.000%	9.3300	12/25/28	104,150

	INSTITUTIONAL FINANCIAL SERVICES — 3.1%
6,662,331	Aretec Group, Inc.(b)	TSFR1M + 4.000%	9.3200	08/09/30	6,696,342
3,249,654	Armor Holdco, Inc.(b)	TSFR6M + 4.500%	9.9340	10/29/28	3,267,933
1,245,422	Ascensus Holdings, Inc.(b)	TSFR1M + 3.500%	8.9440	08/02/28	1,247,913
2,206,647	Deerfield Dakota Holding, LLC(b)	SOFRRATE + 3.750%	8.6480	03/06/27	2,208,280
379,000	Eisner Advisory Group, LLC(b)	TSFR1M + 4.000%	9.3270	02/24/31	383,186
792,000	VFH Parent, LLC(b)	TSFR1M + 2.750%	8.0790	06/13/31	792,661
					14,596,315
	INSURANCE — 9.7%
1,246,034	Acrisure, LLC(b)	TSFR1M + 3.500%	8.9450	01/31/27	1,247,330
2,116,695	Acrisure, LLC(b)	TSFR1M + 4.500%	9.8290	10/20/30	2,132,570
267,000	Acrisure, LLC(b)	TSFR1M + 3.250%	8.5780	11/06/30	267,001
2,632,666	AmWINS Group, Inc.(b)	TSFR1M + 2.250%	7.6800	02/17/28	2,633,693
337,000	Amynta Agency Borrower, Inc.(b)	TSFR1M + 3.750%	9.0800	02/28/28	338,233
597,000	Ardonagh Group Finco Pty Ltd.(b)	TSFR1M + 3.000%	8.3440	06/27/31	596,627
2,463,749	AssuredPartners, Inc.(b)	TSFR1M + 3.500%	8.8220	02/10/31	2,472,988
3,314,218	Asurion, LLC(b)	TSFR1M + 3.365%	8.6940	12/18/26	3,291,200
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.6940	01/29/28	2,252,778
595,466	Asurion, LLC(b)	TSFR1M + 4.000%	9.4270	08/17/28	589,696
900,000	Asurion, LLC(b)	TSFR1M + 5.250%	10.6940	01/14/29	832,851
749,000	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 3.250%	8.5710	05/14/31	749,936
6,480,000	BroadStreet Partners, Inc.(b)	TSFR1M + 3.250%	8.5710	05/12/31	6,470,279
2,625,263	HUB International Ltd.(b)	TSFR1M + 3.250%	8.5750	06/20/30	2,634,019

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	INSURANCE — 9.7% (Continued)
2,978,955	Hyperion Refinance Sarl(b)	TSFR1M + 4.000%	9.3290	03/24/30	2,987,162
1,345,345	Hyperion Refinance Sarl(b)	TSFR1M + 3.500%	8.8290	02/03/31	1,349,939
2,904,397	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	9.1920	11/01/28	2,909,842
2,221,073	OneDigital Borrower, LLC(b)	SOFRRATE + 4.250%	9.6800	11/16/27	2,218,297
2,321,000	OneDigital Borrower, LLC(b)	TSFR1M + 3.250%	8.5780	06/13/31	2,318,110
599,000	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	10.5770	06/14/32	597,503
1,670,672	Ryan Specialty Group, LLC	SOFRRATE + 3.000%	8.0800	07/23/27	1,681,322
902,924	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	9.0790	02/17/28	905,055
506,000	Truist Insurance Holdings, LLC(b)	TSFR1M + 3.250%	8.5860	03/24/31	507,715
379,000	Truist Insurance Holdings, LLC(b)	TSFR1M + 4.750%	10.0730	03/08/32	387,528
1,448,658	USI, Inc.(b)	TSFR1M + 3.000%	8.3020	11/22/29	1,450,476
1,218,875	USI, Inc.(b)	TSFR1M + 2.750%	8.0790	09/27/30	1,220,399
					45,042,549
	INTERNET MEDIA & SERVICES — 2.7%
1,064,000	Hunter Holdco 3 Ltd.(b)	TSFR3M + 4.350%	9.6590	08/06/28	1,054,690
316,000	Knot Worldwide, Inc. (The)(b)	TSFR1M + 4.500%	9.8220	01/31/28	317,580
4,834,553	MH Sub I, LLC(b)	TSFR1M + 4.250%	9.5800	05/03/28	4,835,544
550,000	MH Sub I, LLC(b)	TSFR1M + 6.250%	11.5800	02/23/29	549,656
5,728,304	Pug, LLC(b)	TSFR1M + 4.750%	10.0790	03/12/30	5,737,270
					12,494,740
	LEISURE FACILITIES & SERVICES — 2.8%
1,500,000	1011778 BC ULC(b)	TSFR1M + 1.750%	7.0940	09/23/30	1,498,103
145,635	BCPE Grill Parent, Inc.(b)	TSFR1M + 4.750%	10.0790	09/21/30	143,851
219,000	Bulldog Purchaser, Inc.(b)	TSFR1M + 4.250%	9.5780	06/13/31	220,369
3,400,000	Fertitta Entertainment, LLC/NV(b)	SOFRRATE + 4.000%	9.0690	01/13/29	3,407,854
722,000	Fitness International, LLC(b)	TSFR1M + 5.250%	10.5770	02/05/29	726,513
2,803,362	Ontario Gaming GTA, L.P.(b)	TSFR1M + 4.250%	9.5590	07/20/30	2,820,434
761,000	PCI Gaming Authority(b)	SOFRRATE + 2.500%	2.6470	05/31/26	760,620
1,969,802	Raptor Acquisition Corporation(b)	TSFR3M + 4.000%	9.5900	11/01/26	1,981,088
105,000	Tacala Investment Corporation(b)	TSFR1M + 4.000%	9.3270	01/27/31	105,580
1,654,764	UFC Holdings, LLC(b)	TSFR1M + 2.750%	8.3360	04/29/26	1,660,407
					13,324,819

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	LEISURE PRODUCTS — 0.5%
151,000	Amer Sports Company(b)	TSFR1M + 3.250%	8.5760	02/10/31	152,133
2,380,654	Varsity Brands Holding Company, Inc.(b)	TSFR1M + 5.000%	10.4450	12/15/26	2,408,031
					2,560,164
	MACHINERY — 0.3%
204,000	STS Operating, Inc.(b)	TSFR1M + 4.100%	9.4200	03/17/31	204,638
1,000,000	Titan Acquisition Ltd.(b)	TSFR1M + 5.000%	10.3260	02/01/29	1,003,545
					1,208,183
	MEDICAL EQUIPMENT & DEVICES — 0.9%
3,562,337	Bausch + Lomb Corporation(b)	SOFRRATE + 3.250%	8.6690	05/05/27	3,528,939
292,000	Medline Borrower, L.P.(b)	TSFR1M + 2.250%	7.5780	10/23/28	292,365
348,659	Medline Borrower, L.P.(b)	TSFR1M + 2.750%	8.0790	10/23/28	349,749
					4,171,053
	OIL & GAS PRODUCERS — 2.0%
3,034,088	EPIC Crude Services, L.P.(b)	TSFR6M + 5.428%	10.6050	03/01/26	3,044,722
446,523	GIP III Stetson I, L.P.(b)	TSFR1M + 4.350%	9.6800	10/05/28	450,262
191,096	GIP Pilot Acquisition Partners, L.P.(b)	TSFR1M + 2.500%	7.8270	10/04/30	191,574
3,136,946	Medallion Midland Acquisition, L.P.(b)	TSFR1M + 3.500%	8.8300	10/18/28	3,156,066
872,958	Parkway Generation, LLC(b)	TSFR1M + 4.864%	10.3410	02/18/29	873,285
115,967	Parkway Generation, LLC(b)	TSFR1M + 4.750%	10.3410	02/18/29	116,010
1,514,249	Prairie ECI Acquiror, L.P.(b)	TSFR1M + 4.750%	10.0800	08/01/29	1,517,096
					9,349,015
	PUBLISHING & BROADCASTING — 1.1%
1,658,224	Cengage Learning, Inc.(b)	TSFR1M + 4.250%	9.5730	03/18/31	1,664,965
569,000	Century DE Buyer, LLC(b)	TSFR1M + 4.000%	9.3300	09/27/30	570,303
2,946,283	Mav Acquisition Corporation(b)	TSFR1M + 4.750%	10.1920	07/21/28	2,955,077
					5,190,345
	REAL ESTATE INVESTMENT TRUSTS — 0.1%
515,000	Iron Mountain, Inc.(b)	TSFR1M + 2.250%	7.5790	01/31/31	513,497
117,000	Ovg Business Services, LLC(b)	TSFR1M + 3.000%	8.3270	06/13/31	116,927
					630,424

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	RENEWABLE ENERGY — 0.4%
2,176,437	Granite Acquisition, Inc.(b)	TSFR1M + 2.865%	8.1800	03/17/28	2,032,117

	RETAIL - CONSUMER STAPLES — 0.1%
370,000	BJ’s Wholesale Club, Inc.(b)	TSFR1M + 2.000%	7.3190	02/03/29	371,273

	RETAIL - DISCRETIONARY — 2.8%
793,008	Belron Finance US, LLC(b)	TSFR1M + 2.350%	7.6770	04/13/29	795,815
195,442	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.8590	06/14/28	177,319
37,875	Hertz Corporation (The)(b)	TSFR1M + 3.250%	8.8590	06/14/28	34,363
785,195	Hertz Corporation (The)(b)	TSFR1M + 3.865%	9.0650	06/30/28	714,108
752,602	LBM Acquisition, LLC(b)	TSFR1M + 3.850%	7.1210	12/08/27	752,290
455,000	LBM Acquisition, LLC(b)	SOFRRATE + 3.750%	9.1700	05/30/31	448,016
679,000	LS Group OpCompany Acquistion, LLC(b)	TSFR1M + 3.000%	8.3210	04/16/31	680,131
5,073,064	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.750%	9.0770	05/04/28	5,090,667
1,005,642	Michaels Companies, Inc. (The)(b)	TSFR3M + 4.250%	9.8210	04/09/28	906,451
1,447,284	Peer Holding III BV(b)	TSFR1M + 3.250%	8.5590	10/19/30	1,452,262
392,000	Peer Holding III BV(b)	TSFR1M + 3.000%	8.3290	06/23/31	392,900
535,916	PetSmart, Inc.(b)	TSFR1M + 3.750%	9.1790	01/29/28	535,021
1,086,000	Staples, Inc.(b)	TSFR1M + 5.750%	11.0670	08/23/29	998,848
					12,978,191
	SOFTWARE — 14.7%
1,747,462	athenahealth, Inc.(b)	SOFRRATE + 3.750%	8.5790	01/27/29	1,743,915
3,600,777	Azalea Topco, Inc.(b)	TSFR1M + 3.500%	8.8190	04/24/31	3,602,649
2,425,244	Boxer Parent Company, Inc.(b)	TSFR1M + 4.250%	9.5800	12/08/28	2,433,247
1,246,859	Bracket Intermediate Holding Corporation(b)	TSFR1M + 5.100%	10.4020	05/03/28	1,253,225
3,212,938	Central Parent, Inc.(b)	TSFR1M + 3.250%	8.5820	07/06/29	3,175,796
5,513,776	Cloud Software Group, Inc.(b)	TSFR1M + 4.000%	9.3310	03/29/29	5,516,201
94,000	Cloud Software Group, Inc.(b)	TSFR1M + 4.500%	9.9290	03/19/31	94,375
5,380,507	Cotiviti, Inc.(b)	TSFR1M + 3.250%	8.5790	02/24/31	5,367,055
820,000	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	9.5780	06/05/31	812,825
1,000,000	ECI Macola/Max Holding, LLC(b)	TSFR1M + 3.750%	9.0520	05/28/30	1,007,295
113,199	Epicor Software Corporation(b)	TSFR1M + 3.250%	8.5710	05/23/31	113,812
964,801	Epicor Software Corporation(b)	TSFR1M + 3.250%	8.5780	05/23/31	970,026

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	SOFTWARE — 14.7% (Continued)
1,083,000	Flexera Software, LLC(b)	TSFR1M + 3.500%	8.8170	03/03/28	1,088,415
5,643,399	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 3.500%	8.8290	12/01/27	5,676,666
695,882	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 4.115%	9.1820	12/01/27	701,463
716,806	HS Purchaser, LLC(b)	SOFRRATE + 4.000%	9.4300	11/30/26	647,365
1,385,564	Idera, Inc.(b)	TSFR1M + 3.750%	9.2270	03/02/28	1,377,770
1,473,750	Imprivata, Inc.(b)	TSFR1M + 3.500%	9.0910	12/01/27	1,482,828
1,768,088	Isolved, Inc.(b)	TSFR1M + 3.500%	8.8150	10/15/30	1,774,718
85,000	Marcel Bidco, LLC(b)	TSFR1M + 4.000%	9.3170	10/07/30	85,638
3,497,000	McAfee Corporation(b)	TSFR1M + 3.250%	8.5700	03/01/29	3,497,822
2,296,000	Mitchell International, Inc.(b)	TSFR1M + 3.250%	8.5720	06/06/31	2,279,331
1,680,555	Mitchell International, Inc.(b)	TSFR1M + 5.250%	10.5720	06/07/32	1,679,513
1,084,542	Modena Buyer, LLC(b)	TSFR1M + 4.500%	9.8240	04/21/31	1,059,972
2,500,000	Mosel Bidco S.E.(b)	TSFR1M + 4.750%	10.0590	08/01/30	2,515,625
1,250,000	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.750%	9.0700	10/28/30	1,255,381
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	11.4300	08/10/29	1,228,449
3,365,643	Proofpoint, Inc.(b)	TSFR1M + 3.000%	8.3250	08/31/28	3,372,593
1,592,000	Quartz Acquireco, LLC(b)	TSFR1M + 2.750%	8.0790	06/28/30	1,594,985
344,217	Rocket Software, Inc.(b)	TSFR1M + 4.750%	10.0660	11/28/28	346,078
945,138	SolarWinds Holdings, Inc.(b)	TSFR1M + 3.250%	8.5800	02/05/27	947,501
123,000	SolarWinds Holdings, Inc.(b)	TSFR1M + 2.750%	8.0890	02/05/30	123,308
1,023,214	SS&C Technologies, Inc.(b)	TSFR1M + 2.000%	7.3130	05/09/31	1,025,864
627,346	Surf Holdings, LLC(b)	TSFR1M + 3.500%	8.9330	10/14/26	628,818
5,329,484	UKG, Inc.(b)	TSFR1M + 3.600%	8.5760	01/31/31	5,355,678
597,000	VS Buyer, LLC(b)	TSFR1M + 3.250%	8.5710	04/04/31	599,239
113,000	Webpros Investments Sarl(b)	TSFR1M + 4.000%	9.3300	03/19/31	114,059
838,650	Weld North Education, LLC(b)	TSFR1M + 3.615%	8.8300	12/17/29	839,564
1,252,037	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	8.0770	09/28/29	1,253,182
					68,642,246
	SPECIALTY FINANCE — 1.0%
271,625	Apex Group Treasury, LLC(b)	TSFR1M + 5.000%	10.3170	07/27/28	273,322
1,243,606	Castlelake Aviation One DAC(b)	TSFR3M + 2.500%	7.8290	10/22/26	1,247,188
230,840	Citco Funding, LLC(b)	TSFR1M + 2.750%	8.0940	04/27/28	231,898
317,000	Inception Finco Sarl(b)	TSFR1M + 4.500%	9.8210	03/17/31	319,328

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	SPECIALTY FINANCE — 1.0% (Continued)
2,425,000	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 4.000%	9.3190	03/19/31	2,436,823
					4,508,559
	TECHNOLOGY HARDWARE — 0.0%(c)
135,000	Celestica, Inc.(b)	TSFR1M + 1.850%	7.0710	05/23/31	135,000

	TECHNOLOGY SERVICES — 4.1%
2,910,110	Access CIG, LLC(b)	TSFR1M + 5.000%	10.3300	08/15/28	2,932,401
335,000	Ahead DB Holdings, LLC(b)	TSFR1M + 4.250%	9.5590	01/24/31	336,519
531,966	Amentum Government Services Holdings, LLC(b)	TSFR1M + 8.000%	12.9150	02/15/30	533,296
3,151,250	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 5.000%	10.3290	02/26/29	3,162,091
3,251,284	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.750%	9.0630	05/09/31	3,259,413
1,529,713	ION Trading Finance Ltd.(b)	TSFR1M + 4.000%	9.3460	04/03/28	1,530,027
3,056,946	Netsmart, Inc.(b)	TSFR1M + 4.000%	9.1950	10/01/27	3,068,761
3,822,367	Peraton Corporation(b)	TSFR1M + 3.750%	9.1790	02/24/28	3,827,432
128,919	Peraton Corporation(b)	TSFR3M + 7.750%	13.1760	02/01/29	129,697
399,500	Sabre GLBL, Inc.(b)	TSFR1M + 5.000%	10.4300	06/30/28	367,604
					19,147,241
	TELECOMMUNICATIONS — 0.8%
493,750	Altice France S.A.(b)	TSFR1M + 4.000%	9.5690	01/31/26	382,553
2,398,228	CCI Buyer, Inc.(b)	SOFRRATE + 4.000%	9.3020	12/12/27	2,403,660
730,000	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 4.750%	10.0790	01/27/31	732,887
98,000	Lorca Co-Borrower, LLC(b)	TSFR1M + 3.500%	8.8170	04/17/31	98,368
1,577,023	Xplornet Communications, Inc.(b)	TSFR1M + 4.000%	9.5710	09/30/28	271,492
					3,888,960
	TRANSPORTATION & LOGISTICS — 4.5%
2,366,678	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 4.750%	10.3360	03/10/28	2,448,033
1,146,513	Air Canada(b)	TSFR1M + 2.500%	7.8470	03/14/31	1,149,557
500,889	American Airlines, Inc.(b)	TSFR1M + 2.750%	8.5970	02/09/28	500,403
1,403,955	American Airlines, Inc.(b)	TSFR1M + 3.500%	7.7750	05/29/29	1,403,429
2,059,751	Genesee & Wyoming, Inc.(b)	TSFR1M + 2.000%	7.3010	04/07/31	2,059,946
1,200,086	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 3.750%	9.0790	01/19/29	1,207,587
3,132,413	KKR Apple Bidco, LLC(b)	TSFR1M + 4.000%	8.8300	09/23/28	3,143,783

The accompanying notes are an integral part of these financial statements.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 85.6% (Continued)
	TRANSPORTATION & LOGISTICS — 4.5% (Continued)
2,873,231	Patriot Rail Company, LLC(b)	TSFR3M + 4.262%	9.5710	10/18/26	2,875,027
3,704,000	Savage Enterprises, LLC(b)	TSFR1M + 3.365%	8.6920	09/17/28	3,717,037
1,968,722	United Airlines, Inc.(b)	TSFR1M + 2.750%	8.0940	02/17/31	1,976,105
402,177	WestJet Airlines Ltd.(b)	TSFR3M + 3.000%	8.4280	10/08/26	403,854
					20,884,761
	WHOLESALE - CONSUMER STAPLES — 0.2%
1,051,431	Quirch Foods Holdings, LLC(b)	SOFRRATE + 4.500%	10.3240	10/27/27	1,025,146

	WHOLESALE - DISCRETIONARY — 0.1%
293,000	Dealer Tire Financial, LLC(b)	TSFR1M + 3.500%	8.8390	06/25/31	293,000

	TOTAL TERM LOANS (Cost $400,071,423)				400,167,760

Shares
	SHORT-TERM INVESTMENTS — 12.3%
	MONEY MARKET FUNDS - 12.3%
57,404,245	First American Treasury Obligations Fund, Class X, 5.21% (d) (Cost $57,404,245)				57,404,245

	TOTAL INVESTMENTS - 110.6% (Cost $515,982,697)				$516,893,634
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%				(49,435,943)
	NET ASSETS - 100.0%				$467,457,691

ETF	- Exchange-Traded Fund

LLP	- Limited Liability Partnership

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is 44,959,762 or 9.6% of net assets.

(b)	Variable rate security; the rate shown represents the rate on June 30, 2024.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.4%
	LEISURE FACILITIES & SERVICES — 0.4%
4,371	FAT Brands, Inc.	8.2500		$60,669

	TOTAL PREFERRED STOCKS (Cost $102,762)			60,669

Principal
Amount ($)
	CONVERTIBLE BONDS — 7.1%
	ASSET MANAGEMENT — 4.0%
500,000	WisdomTree, Inc.	5.7500	08/15/28	614,487

	SPECIALTY FINANCE — 3.1%
584,000	Upstart Holdings, Inc.	0.2500	08/15/26	465,244

	TOTAL CONVERTIBLE BONDS (Cost $1,055,240)			1,079,731

	CORPORATE BONDS — 82.9%
	APPAREL & TEXTILE PRODUCTS — 1.9%
300,000	Under Armour, Inc.	3.2500	06/15/26	285,107

	ASSET MANAGEMENT — 5.6%
540,000	BlackRock TCP Capital Corporation	6.9500	05/30/29	527,498
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	328,878
				856,376
	AUTOMOTIVE — 4.5%
741,000	American Axle & Manufacturing, Inc.(a)	5.0000	10/01/29	680,235

	CHEMICALS — 3.8%
607,000	Rayonier AM Products, Inc.(b)	7.6250	01/15/26	569,718

	CONSUMER SERVICES — 1.9%
300,000	Upbound Group, Inc.(b)	6.3750	02/15/29	288,048

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 82.9% (Continued)
	HOME CONSTRUCTION — 3.8%
582,000	Beazer Homes USA, Inc.	5.8750	10/15/27	$575,372

	HOUSEHOLD PRODUCTS — 0.9%
150,000	Central Garden & Pet Company	4.1250	10/15/30	133,870

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
300,000	Coinbase Global, Inc.(b)	3.6250	10/01/31	240,857

	LEISURE FACILITIES & SERVICES — 7.0%
500,000	Full House Resorts, Inc.(a),(b)	8.2500	02/15/28	481,097
550,000	Odeon Finco PLC(b)	12.7500	11/01/27	576,894
				1,057,991
	MACHINERY — 3.7%
578,000	Titan International, Inc.	7.0000	04/30/28	556,333

	METALS & MINING — 7.3%
865,000	Coeur Mining, Inc.(b)	5.1250	02/15/29	811,803
300,000	Hecla Mining Company	7.2500	02/15/28	300,504
				1,112,307
	OIL & GAS PRODUCERS — 1.2%
175,000	Occidental Petroleum Corporation(a)	6.6000	03/15/46	182,693

	OIL & GAS SERVICES & EQUIPMENT — 3.9%
200,000	Nine Energy Service, Inc.	13.0000	02/01/28	165,147
517,000	Transocean, Inc.(a)	6.8000	03/15/38	428,123
				593,270
	REAL ESTATE INVESTMENT TRUSTS — 11.9%
400,000	CoreCivic, Inc.(a)	4.7500	10/15/27	376,656
425,000	EPR Properties	3.7500	08/15/29	378,970
651,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	537,770
653,535	Office Properties Income Trust(a),(b)	9.0000	09/30/29	514,659
				1,808,055
	REAL ESTATE OWNERS & DEVELOPERS — 4.8%
840,000	Howard Hughes Corporation (The)(b)	4.3750	02/01/31	724,302

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 82.9% (Continued)
	RETAIL - DISCRETIONARY — 11.1%
1,065,000	Bed Bath & Beyond, Inc.(c)	5.1650	08/01/44	$10,023
400,000	Carvana Company(b)	14.0000	06/01/31	450,228
783,000	Kohl’s Corporation	5.5500	07/17/45	535,740
825,000	Nordstrom, Inc.(a)	5.0000	01/15/44	667,335
				1,663,326
	SPECIALTY FINANCE — 3.7%
557,000	Enova International, Inc.(b)	8.5000	09/15/25	558,174

	STEEL — 4.3%
653,000	United States Steel Corporation	6.6500	06/01/37	650,997

	TECHNOLOGY HARDWARE — 0.0%
8,669,000	Energy Conversion Devices, Inc.(b)(c)(e)(f)	0.0000	12/15/49	—

	TOTAL CORPORATE BONDS (Cost $16,219,132)			12,537,031

Shares
	SHORT-TERM INVESTMENTS — 34.8%
	COLLATERAL FOR SECURITIES LOANED - 27.3%
4,123,185	Mount Vernon Liquid Assets Portfolio, , 5.46%(d)(g) (Cost $4,123,185)			4,123,185

	MONEY MARKET FUNDS - 7.5%
1,141,700	First American Treasury Obligations Fund, Class X, 5.21%(d) (Cost $1,141,700)			1,141,700

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,264,885)			5,264,885

	TOTAL INVESTMENTS - 125.2% (Cost $22,642,019)			$18,942,316
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%			(3,810,709)
	NET ASSETS - 100.0%			$15,131,607

PLC	- Public Limited Company

(a)	All or a portion for these securities are on loan. Total loaned securities had a value of $4,025,898 at June 30, 2024.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is 5,215,780 or 34.5% of net assets.

(c)	Represents issuer in default on interest payments; non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(e)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $0, representing 0% of net assets.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $4,123,185 at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 40.0%
	ASSET MANAGEMENT - 15.1%
3,300	Apollo Global Management, Inc.	$389,631
6,000	Carlyle Group, Inc. (The)	240,900
35,292	Compass Diversified Holdings(a)	772,541
99,131	PennantPark Investment Corporation(a)	748,439
42,466	SuRo Capital Corporation(b)	170,289
18,137	Trinity Capital, Inc.	256,457
49,500	US Global Investors, Inc., Class A	129,195
		2,707,452
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	77,748

	BUSINESS DEVELOPMENT COMPANIES - 6.4%
12,128	Main Street Capital Corporation(a)	612,343
95,140	Prospect Capital Corporation(a)	526,124
		1,138,467
	DIVERSIFIED INDUSTRIALS - 1.4%
2,393	3M Company	244,541

	ELECTRIC UTILITIES - 0.6%
1,442	NextEra Energy, Inc.	102,108

	FOOD - 1.0%
5,284	Kraft Heinz Company (The)	170,250

	GAMING REIT - 2.3%
14,475	VICI Properties, Inc.	414,564

	INDUSTRIAL REIT - 1.5%
2,390	Innovative Industrial Properties, Inc.(a)	261,036

	MEDICAL EQUIPMENT & DEVICES - 0.2%
598	Solventum Corporation(a),(b)	31,622

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Shares				Fair Value
	COMMON STOCKS — 40.0% (Continued)
	MIXED ALLOCATION - 0.9%
30,120	NexPoint Diversified Real Estate Trust			$166,566

	MORTGAGE FINANCE - 1.5%
24,106	New Residential Investment Corporation			262,996

	OIL & GAS PRODUCERS - 2.0%
10,028	Enbridge, Inc.			356,897

	RETAIL REIT - 1.5%
5,000	Realty Income Corporation(a)			264,100

	TECHNOLOGY HARDWARE - 0.8%
697	Apple, Inc.			146,802

	TECHNOLOGY SERVICES - 0.1%
432	Kyndryl Holdings, Inc.(b)			11,366

	TELECOMMUNICATIONS - 2.5%
14,000	AT&T, Inc.			267,540
4,561	Verizon Communications, Inc.			188,096
				455,636
	TRANSPORT OPERATIONS & SERVICES - 1.8%
26,000	AFC Gamma, Inc.			317,200

	TOTAL COMMON STOCKS (Cost $8,662,192)			7,129,351

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 6.9%
	ASSET MANAGEMENT — 3.0%
435,000	WisdomTree, Inc.	5.7500	08/15/28	534,604

	SPECIALTY FINANCE — 3.9%
717,000	EZCORP, Inc.	2.3750	05/01/25	698,924

	TOTAL CONVERTIBLE BONDS (Cost $1,240,592)			1,233,528

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7%
	ASSET MANAGEMENT — 1.8%
350,000	Icahn Enterprises, L.P. / Icahn Enterprises	5.2500	05/15/27	$328,878

	AUTOMOTIVE — 3.3%
639,000	American Axle & Manufacturing, Inc.(a)	5.0000	10/01/29	586,599

	CHEMICALS — 2.7%
520,000	Rayonier AM Products, Inc.(c)	7.6250	01/15/26	488,062

	HOME CONSTRUCTION — 3.5%
635,000	Beazer Homes USA, Inc.	5.8750	10/15/27	627,769

	LEISURE FACILITIES & SERVICES — 5.8%
500,000	Full House Resorts, Inc.(a),(c)	8.2500	02/15/28	481,097
515,000	Odeon Finco PLC(c)	12.7500	11/01/27	540,181
				1,021,278
	MACHINERY — 3.7%
687,000	Titan International, Inc.	7.0000	04/30/28	661,247

	METALS & MINING — 2.8%
534,000	Coeur Mining, Inc.(c)	5.1250	02/15/29	501,159

	OIL & GAS PRODUCERS — 2.0%
350,000	Occidental Petroleum Corporation(a)	6.6000	03/15/46	365,387

	OIL & GAS SERVICES & EQUIPMENT — 5.6%
250,000	Nine Energy Service, Inc.	13.0000	02/01/28	206,434
953,000	Transocean, Inc.(a)	6.8000	03/15/38	789,170
				995,604

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 50.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 8.1%
778,000	CoreCivic, Inc.(a)	4.7500	10/15/27	$732,597
537,000	MPT Operating Partnership, L.P. / MPT Finance(a)	5.0000	10/15/27	443,598
346,080	Office Properties Income Trust(a),(c)	9.0000	09/30/29	272,538
				1,448,733
	REAL ESTATE OWNERS & DEVELOPERS — 2.2%
445,000	Howard Hughes Corporation (The)(c)	4.3750	02/01/31	383,708

	RETAIL - DISCRETIONARY — 4.6%
373,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	3,510
400,000	Carvana Company(c)	14.0000	06/01/31	450,228
528,000	Kohl’s Corporation	5.5500	07/17/45	361,265
				815,003
	SPECIALTY FINANCE — 3.7%
647,000	Enova International, Inc.(c)	8.5000	09/15/25	648,363

	TECHNOLOGY HARDWARE — 0.0%
5,543,000	ENERGY CONVERSION DEVICES INC(c)(d)(f)(g)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 0.9%
200,000	Kyndryl Holdings, Inc.	3.1500	10/15/31	167,832

	TOTAL CORPORATE BONDS (Cost $10,842,047)			9,039,622

Shares
	SHORT-TERM INVESTMENTS — 36.3%
	COLLATERAL FOR SECURITIES LOANED - 35.4%
6,310,735	Mount Vernon Liquid Assets Portfolio, , 5.46%(e)(h) (Cost $6,310,735)			6,310,735

	MONEY MARKET FUNDS - 0.9%
153,455	First American Treasury Obligations Fund, Class X, 5.21%(e)(Cost $153,455)			153,455

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,464,190)			6,464,190

The accompanying notes are an integral part of these financial statements.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

Fair Value
TOTAL INVESTMENTS - 133.9% (Cost $27,209,021)	$23,866,691
LIABILITIES IN EXCESS OF OTHER ASSETS - (33.9)%	(6,037,421)
NET ASSETS - 100.0%	$17,829,270

PLC	- Public Limited Company

(a)	All or a portion for these securities are on loan. Total loaned securities had a value of $6,169,232 at June 30, 2024.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the total market value of 144A securities is 3,765,336 or 21.1% of net assets.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Rate disclosed is the seven day effective yield as of June 30, 2024.

(f)	Illiquid security. The total fair value of these securities as of June 30, 2024 was $0, representing 0% of net assets.

(g)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(h)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $6,310,735 at June 30, 2024.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Assets and Liabilities
June 30, 2024

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
ASSETS:
Investment in Securities, at Cost	$55,074,524	$276,470,981	$12,744,986	$515,982,697	$22,642,019	$27,209,021
Investment in Securities, at Value	$54,560,570	$218,978,925	$14,514,961	$516,893,634	$18,942,316	$23,866,691
Receivable for Fund shares sold	54,694	128,736	750	784,829	42,096	—
Receivable for securities sold	299,625	—	—	17,438,459	—	—
Dividends and interest receivable	879,185	987,348	82,621	4,435,306	271,154	264,363
Due from Manager	—	—	498	—	—	—
Prepaid expenses and other assets	29,810	38,865	26,830	71,032	33,148	29,379
Total Assets	55,823,884	220,133,874	14,625,660	539,623,260	19,288,714	24,160,433

LIABILITIES:
Options written (premiums received $0, $0, $4,933, $0, $0, $0)	—	—	2,450	—	—	—
Payable for securities purchased	—	—	—	68,774,169	—	—
Investment advisory fees payable	21,236	250,785	—	248,045	3,014	749
Distribution Payable	43,450	—	—	722,151	—	—
Payable upon return of securities loaned (Market value of securities on loan $0; $0; $0; $0; $4,025,898; $6,169,232)	—	—	—	—	4,123,185	6,310,735
Due to custodian	—	—	—	1,072,875	—	—
Payable for Fund shares redeemed	85,764	102,821	2,791	1,210,655	—	94
Payable to related parties	5,006	26,222	5,080	24,513	4,159	3,459
Trustee fee payable	4,162	4,220	4,202	4,072	4,220	4,193
Accrued 12b-1 fees	5,726	9,721	8,934	36,429	7,952	6,447
Compliance Officer fees payable	10	107	127	90	28	27
Accrued expenses and other liabilities	25,887	98,996	15,033	72,570	14,549	5,459
Total Liabilities	191,241	492,872	38,617	72,165,569	4,157,107	6,331,163

Net Assets	$55,632,643	$219,641,002	$14,587,043	$467,457,691	$15,131,607	$17,829,270

NET ASSETS CONSIST OF:
Paid in capital	$64,936,562	$353,356,530	$13,372,549	$486,331,818	$50,480,171	$39,030,641
Accumulated earnings (losses)	(9,303,919)	(133,715,528)	1,214,494	(18,874,127)	(35,348,564)	(21,201,371)
Net Assets	$55,632,643	$219,641,002	$14,587,043	$467,457,691	$15,131,607	$17,829,270

Class A
Net Assets	$4,521,933	$17,616,019	$4,147,060	$34,555,564	$7,992,557	$5,376,329
Shares of beneficial interest outstanding (a)	499,108	2,131,264	363,008	3,729,175	2,199,009	1,137,721
Net asset value per share (Net assets/shares outstanding)	$9.06	$8.27	$11.42	$9.27	$3.63	$4.73
Maximum offering price per share (b)	$9.51	$8.68	$12.12	$9.73	$3.81	$5.02
Minimum redemption price per share (c)	$8.97	$8.19	$11.31	$9.18	$3.59	$4.68

Class C
Net Assets	$2,830,452	$10,637,452	$3,097,146	$36,065,916	$1,875,337	$2,551,104
Shares of beneficial interest outstanding (a)	312,057	1,294,593	276,603	3,907,766	514,735	540,581
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.07	$8.22	$11.20	$9.23	$3.64	$4.72

Class I
Net Assets	$48,280,258	$191,387,531	$7,342,837	$396,246,076	$5,263,713	$9,901,837
Shares of beneficial interest outstanding (a)	5,315,549	23,153,233	641,947	42,741,279	1,447,217	2,102,154
Net asset value, offering price and redemption price per share (Net assets/shares outstanding)	$9.08	$8.27	$11.44	$9.27	$3.64	$4.71

Class C-1 (d)
Net Assets				$590,135
Shares of beneficial interest outstanding (a)				63,974
Net asset value, offering price and redemption price per share (Net assets/shares outstanding) (e)				$9.22

(a)	Unlimited number of shares of no par value beneficial interest authorized.

(b)	There is a maximum front-end sales charge (load) of 4.75% imposed on purchases of Class A shares for each Fund, excluding the Catalyst/MAP Global Balanced Fund and the Catalyst/SMH Total Return Income Fund which impose a sales load of 5.75%.

(c)	Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges (“CDSC”) on shares redeemed within two years of purchases.

(d)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund.

(e)	Shares redeemed within 12 months after purchase will be charged a contingent deferred sales charge (“CDSC”) of up to 1.00%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Operations
For the Year Ended June 30, 2024

			Catalyst/MAP	Catalyst/CIFC		Catalyst/SMH
	Catalyst Insider	Catalyst Enhanced	Global Balanced	Senior Secured	Catalyst/SMH	Total Return
	Income Fund	Income Strategy Fund	Fund	Income Fund	High Income Fund	Income Fund
Investment Income:
Dividend Income	$—	$—	$248,892	$937,542	$48,682	$410,691
Interest Income	3,317,643	24,845,276	365,592	33,090,544	1,114,446	911,055
Securities Lending Income - net	—	—	—	—	79,011	79,845
Foreign tax withheld	—	—	(52,312)	—	—	—
Total Investment Income	3,317,643	24,845,276	562,172	34,028,086	1,242,139	1,401,591

Operating Expenses:
Investment advisory fees	440,836	4,198,850	149,504	3,532,699	145,929	170,206
12b-1 Fees:
Class A	11,059	56,147	5,477	61,680	19,604	14,737
Class C	28,229	146,039	52,842	292,294	20,211	27,552
Class C-1 *	—	—	—	749	—	—
Networking fees	60,896	315,124	16,397	303,536	15,814	14,238
Registration fees	47,118	68,003	40,072	90,862	44,843	42,434
Financial administration/Fund accounting fees	38,313	224,566	35,428	211,237	32,985	31,437
Legal fees	17,328	18,915	17,807	19,366	19,124	32,864
Trustees’ fees	15,775	15,784	15,781	15,784	15,783	15,781
Legal administration/Management services fees	11,374	51,776	2,813	64,498	2,542	3,198
Transfer Agent fees	8,063	27,587	6,817	16,695	7,865	6,102
Audit fees	7,917	25,257	6,782	14,028	7,504	6,780
Compliance officer fees	7,118	18,761	9,081	19,208	8,945	8,999
Printing expense	6,027	29,928	1,962	27,676	2,495	3,948
Custody fees	3,016	19,083	11,239	20,041	3,364	3,447
Insurance expense	1,722	13,599	488	10,449	469	534
Interest expense	455	89,114	367	257	254	515
Miscellaneous expense	2,438	2,638	2,425	12,136	2,651	2,420
Total Operating Expenses	707,684	5,321,171	375,282	4,713,195	350,382	385,192
Less: Fees waived/ Expenses reimbursed by Manager	(227,205)	(839,150)	(171,633)	(1,172,703)	(130,771)	(115,968)
Net Operating Expenses	480,479	4,482,021	203,649	3,540,492	219,611	269,224

Net Investment Income	2,837,164	20,363,255	358,523	30,487,594	1,022,528	1,132,367

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(391,047)	(45,562,510)	(557,741)	(373,923)	(905,631)	(691,853)
Options written	—	—	30,848	—	—	—
Foreign currency transactions	—	—	(2,013)	—	—	—
Net realized gain (loss)	(391,047)	(45,562,510)	(528,906)	(373,923)	(905,631)	(691,853)

Net change in unrealized appreciation (depreciation) on:
Investments	2,074,653	19,198,591	939,054	7,081,519	1,738,203	1,853,549
Options written	—	—	(25,953)	—	—	—
Foreign currency translations	—	—	(453)	—	—	—
Net change in unrealized appreciation	2,074,653	19,198,591	912,648	7,081,519	1,738,203	1,853,549

Net Realized and Unrealized Gain (Loss) on Investments	1,683,606	(26,363,919)	383,742	6,707,596	832,572	1,161,696

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,520,770	$(6,000,664)	$742,265	$37,195,190	$1,855,100	$2,294,063

*	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets

			Catalyst Enhanced		Catalyst/MAP Global
	Catalyst Insider Income Fund		Income Strategy Fund		Balanced Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operations:
Net investment income	$2,837,164	$3,821,270	$20,363,255	$31,335,850	$358,523	$294,079
Net realized gain (loss) on investments	(391,047)	(5,629,641)	(45,562,510)	(18,961,852)	(528,906)	612,314
Net change in unrealized appreciation (depreciation) on investments	2,074,653	5,175,207	19,198,591	(38,279,159)	912,648	(462,912)
Net increase (decrease) in net assets resulting from operations	4,520,770	3,366,836	(6,000,664)	(25,905,161)	742,265	443,481

Distributions to Shareholders from:
Accumulated Earnings
Class A	(211,833)	(217,101)	(1,900,826)	(2,258,906)	(127,465)	(57,328)
Class C	(114,233)	(119,836)	(1,144,428)	(1,346,973)	(232,856)	(113,738)
Class I	(2,603,184)	(3,490,674)	(21,066,612)	(30,216,491)	(419,231)	(218,497)

Total distributions to shareholders	(2,929,250)	(3,827,611)	(24,111,866)	(33,822,370)	(779,552)	(389,563)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	562,550	254,920	5,769,739	12,419,595	2,471,185	718,627
Class C	429,442	575,080	755,757	2,146,164	1,405,314	1,035,514
Class I	19,443,345	12,111,866	53,861,279	191,576,626	363,033	491,407
Reinvestment of distributions
Class A	203,611	209,190	1,624,416	1,899,033	120,889	53,199
Class C	109,212	115,588	953,473	1,142,563	230,286	110,526
Class I	2,188,520	2,935,293	17,927,164	24,473,183	337,992	176,489
Cost of shares redeemed
Class A	(789,029)	(1,133,809)	(18,491,536)	(12,662,715)	(625,510)	(978,904)
Class C	(417,030)	(1,719,665)	(8,142,773)	(9,302,213)	(3,774,297)	(1,933,703)
Class I	(28,610,888)	(48,914,776)	(208,691,689)	(289,632,571)	(865,155)	(1,900,744)
Net decrease in net assets from share transactions of beneficial interest	(6,880,267)	(35,566,313)	(154,434,170)	(77,940,335)	(336,263)	(2,227,589)

Total Decrease in Net Assets	(5,288,747)	(36,027,088)	(184,546,700)	(137,667,866)	(373,550)	(2,173,671)

Net Assets:
Beginning of year	60,921,390	96,948,478	404,187,702	541,855,568	14,960,593	17,134,264
End of year	$55,632,643	$60,921,390	$219,641,002	$404,187,702	$14,587,043	$14,960,593

Share Activity:
Class A
Shares Sold	62,767	29,121	661,229	1,267,353	213,429	62,434
Shares Reinvested	22,715	23,844	187,641	197,454	10,738	4,689
Shares Redeemed	(88,293)	(128,391)	(2,109,191)	(1,315,054)	(55,155)	(85,925)
Net increase (decrease) in shares of Beneficial interest	(2,811)	(75,426)	(1,260,321)	149,753	169,012	(18,802)

Class C
Shares Sold	48,261	65,849	87,306	220,151	126,175	93,244
Shares Reinvested	12,171	13,150	110,638	118,996	21,009	9,876
Shares Redeemed	(46,593)	(195,146)	(944,876)	(963,302)	(335,256)	(172,593)
Net increase (decrease) in shares of Beneficial interest	13,839	(116,147)	(746,932)	(624,155)	(188,072)	(69,473)

Class I
Shares Sold	2,176,924	1,375,911	6,195,478	19,422,148	32,010	42,438
Shares Reinvested	243,666	333,590	2,068,886	2,538,785	30,085	15,535
Shares Redeemed	(3,203,173)	(5,590,560)	(23,749,277)	(29,884,494)	(76,062)	(169,727)
Net decrease in shares of Beneficial interest	(782,583)	(3,881,059)	(15,484,913)	(7,923,561)	(13,967)	(111,754)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Statements of Changes in Net Assets (Continued)

	Catalyst/CIFC Senior				Catalyst/SMH Total
	Secured Income Fund		Catalyst/SMH High Income Fund		Return Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Operations:
Net investment income	$30,487,594	$17,654,567	$1,022,528	$1,001,152	$1,132,367	$912,561
Net realized gain (loss) on investments	(373,923)	(9,082,302)	(905,631)	(989,782)	(691,853)	370,668
Net change in unrealized appreciation on investments	7,081,519	11,932,360	1,738,203	1,480,890	1,853,549	226,887
Net increase in net assets resulting from operations	37,195,190	20,504,625	1,855,100	1,492,260	2,294,063	1,510,116

Distributions to Shareholders from:
Accumulated Earnings
Class A	(2,092,222)	(1,787,180)	(559,444)	(504,426)	(358,205)	(311,976)
Class C	(2,259,010)	(1,469,063)	(128,610)	(124,597)	(147,694)	(128,857)
Class I	(26,132,411)	(14,447,784)	(351,416)	(342,953)	(540,469)	(375,166)
Class C-1 (a,b)	(5,765)	(51)	—	—	—	—
Total distributions to shareholders	(30,489,408)	(17,704,078)	(1,039,470)	(971,976)	(1,046,368)	(815,999)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	23,196,697	11,618,099	845,838	454,907	390,621	341,398
Class C	21,466,919	5,610,393	415,478	145,931	312,279	201,541
Class I	289,406,236	141,099,268	3,156,150	6,817,299	2,809,859	1,373,805
Class C-1 (a,b)	590,551	1,000	—	—	—	—
Reinvestment of distributions
Class A	1,576,454	1,622,461	424,037	293,022	348,311	204,919
Class C	1,997,040	1,331,066	77,188	74,167	142,054	117,348
Class I	21,011,444	12,583,296	303,310	259,885	540,238	281,144
Cost of shares redeemed
Class A	(7,245,157)	(20,633,178)	(1,221,117)	(1,510,222)	(1,961,080)	(1,368,164)
Class C	(11,195,997)	(5,924,852)	(709,333)	(862,825)	(942,426)	(904,360)
Class I	(118,014,889)	(160,179,903)	(2,594,971)	(10,674,272)	(1,274,009)	(3,480,707)
Net increase (decrease) in net assets from share transactions of beneficial interest	222,789,298	(12,872,350)	696,580	(5,002,108)	365,847	(3,233,076)

Total Increase (decrease) in Net Assets	229,495,080	(10,071,803)	1,512,210	(4,481,824)	1,613,542	(2,538,959)

Net Assets:
Beginning of year/period	237,962,611	248,034,414	13,619,397	18,101,221	16,215,728	18,754,687
End of year/period	$467,457,691	$237,962,611	$15,131,607	$13,619,397	$17,829,270	$16,215,728

Share Activity:
Class A
Shares Sold	2,514,371	1,294,348	237,476	133,533	85,089	79,002
Shares Reinvested	170,837	180,423	119,572	86,755	76,291	47,477
Shares Redeemed	(784,448)	(2,296,374)	(342,396)	(442,070)	(428,043)	(318,362)
Net increase (decrease) in shares of Beneficial interest	1,900,760	(821,603)	14,652	(221,782)	(266,663)	(191,883)

Class C
Shares Sold	2,333,208	624,705	118,595	43,498	67,888	47,052
Shares Reinvested	217,363	148,497	21,718	21,903	31,151	27,195
Shares Redeemed	(1,215,441)	(660,622)	(199,581)	(251,913)	(204,426)	(207,917)
Net increase (decrease) in shares of Beneficial interest	1,335,130	112,580	(59,268)	(186,512)	(105,387)	(133,670)

Class I
Shares Sold	31,395,006	15,654,524	881,885	2,025,976	614,238	318,807
Shares Reinvested	2,276,540	1,397,734	85,363	76,815	118,401	65,296
Shares Redeemed	(12,784,581)	(17,834,518)	(728,987)	(3,168,129)	(277,694)	(798,714)
Net increase (decrease) in shares of Beneficial interest	20,886,965	(782,260)	238,261	(1,065,338)	454,945	(414,611)

Class C-1 (a,b)
Shares Sold	63,861	113
Shares Reinvested	—	—
Shares Redeemed	—	—
Net increase in shares of Beneficial interest	63,861	113

(a)	Class C-1 only applies to Catalyst/CIFC Senior Secured Income Fund

(b)	The Catalyst/CIFC Senior Secured Income Fund Class C-1 commenced operations on November 1, 2022

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.81		$8.82		$9.88	$9.50	$9.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.42		0.41		0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.26		(0.00	) (B)	(1.04)	0.39	(0.03)
Total from investment operations	0.68		0.41		(0.78)	0.67	0.25
LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.42)		(0.25)	(0.29)	(0.28)
From net realized gains	—		—		(0.03)	—	(0.02)
Total distributions	(0.43)		(0.42)		(0.28)	(0.29)	(0.30)
Net asset value, end of year	$9.06		$8.81		$8.82	$9.88	$9.50
Total return (C)	7.84%		4.71%		(8.06)%	7.15%	2.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,522		$4,422		$5,090	$4,764	$3,500
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.39	% (D)	1.39	% (D)	1.34%	1.37%	1.43%
Expenses, net waiver and reimbursement	1.00	% (D)	1.01	% (D)	1.00%	1.00%	1.00%
Net investment Income, before waiver and reimbursement	4.26%		4.32%		2.34%	2.50%	2.55%
Net investment income, net waiver and reimbursement	4.65%		4.70%		2.68%	2.87%	2.98%
Portfolio turnover rate	17%		43%		70%	89%	172%

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.82		$8.83		$9.89	$9.50	$9.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.35		0.35		0.18	0.19	0.21
Net realized and unrealized gain (loss) on investments	0.26		(0.01)		(1.03)	0.42	(0.04)
Total from investment operations	0.61		0.34		(0.85)	0.61	0.17
LESS DISTRIBUTIONS:
From net investment income	(0.36)		(0.35)		(0.18)	(0.22)	(0.21)
From net realized gains	—		—		(0.03)	—	(0.02)
Total distributions	(0.36)		(0.35)		(0.21)	(0.22)	(0.23)
Net asset value, end of year	$9.07		$8.82		$8.83	$9.89	$9.50
Total return (C)	7.04%		3.94%		(8.76)%	6.48%	1.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,830		$2,631		$3,658	$3,851	$1,668
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.14	% (E)	2.14	% (E)	2.09%	2.12%	2.18%
Expenses, net waiver and reimbursement	1.75	% (E)	1.76	% (E)	1.75%	1.75%	1.75%
Net investment income, before waiver and reimbursement	3.51%		3.57%		1.57%	1.60%	1.80%
Net investment income, net waiver and reimbursement	3.90%		3.95%		1.91%	1.97%	2.23%
Portfolio turnover rate	17%		43%		70%	89%	172%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Less than 0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.39%	1.38%
Expenses, net waiver and reimbursement	1.00%	1.00%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.14%	2.13%
Expenses, net waiver and reimbursement	1.75%	1.75%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Insider Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$8.83		$8.84		$9.90	$9.51	$9.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.44		0.44		0.28	0.30	0.31
Net realized and unrealized gain (loss) on investments	0.26		(0.01)		(1.03)	0.40	(0.05)
Total from investment operations	0.70		0.43		(0.75)	0.70	0.26
LESS DISTRIBUTIONS:
From net investment income	(0.45)		(0.44)		(0.28)	(0.31)	(0.29)
From net realized gains	—		—		(0.03)	—	(0.02)
Total distributions	(0.45)		(0.44)		(0.31)	(0.31)	(0.31)
Net asset value, end of year	$9.08		$8.83		$8.84	$9.90	$9.51
Total return (B)	8.11%		4.97%		(7.79)%	7.45%	2.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$48,280		$53,869		$88,201	$95,976	$46,580
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	1.14	% (C)	1.14	% (C)	1.09%	1.12%	1.18%
Expenses, net waiver and reimbursement	0.75	% (C)	0.76	% (C)	0.75%	0.75%	0.75%
Net investment Income, before waiver and reimbursement	4.51%		4.57%		2.57%	2.65%	2.80%
Net investment income, net waiver and reimbursement	4.90%		4.95%		2.91%	3.02%	3.23%
Portfolio turnover rate	17%		43%		70%	89%	172%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.14%	1.13%
Expenses, net waiver and reimbursement	0.75%	0.75%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.17		$10.33		$11.21	$11.11	$11.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.62		0.60		0.66	0.73	0.57
Net realized and unrealized gain(loss) on investments	(0.77)		(1.11)		(0.87)	0.08	(0.07)
Total from investment operations	(0.15)		(0.51)		(0.21)	0.81	0.50
LESS DISTRIBUTIONS:
From net investment income	(0.75)		(0.65)		(0.66)	(0.71)	(0.55)
From net realized gains	—		—		(0.01)	—	—
Total distributions	(0.75)		(0.65)		(0.67)	(0.71)	(0.55)
Net asset value, end of year	$8.27		$9.17		$10.33	$11.21	$11.11
Total return (B)	(1.64	)% (C)	(5.06	)% (C)	(2.03)%	7.39%	4.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$17,616		$31,114		$33,489	$34,778	$15,978
Ratios to average net assets
Expenses, before waiver and reimbursement	2.08	% (D)	2.03%		1.99%	2.04%	2.11%
Expenses, net waiver and reimbursement	1.78	% (D)	1.75%		1.75%	1.75%	1.75%
Net investment income, before waiver and reimbursement	6.82%		5.84%		5.81%	6.13%	4.83%
Net investment income, net waiver and reimbursement	7.12%		6.12%		6.05%	6.42%	5.18%
Portfolio turnover rate	13%		29%		57%	58%	94%

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.12		$10.28		$11.16	$11.07	$11.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.55		0.52		0.58	0.65	0.46
Net realized and unrealized gain (loss) on investments	(0.76)		(1.10)		(0.87)	0.07	(0.05)
Total from investment operations	(0.21)		(0.58)		(0.29)	0.72	0.41
LESS DISTRIBUTIONS:
From net investment income	(0.69)		(0.58)		(0.58)	(0.63)	(0.47)
From net realized gains	—		—		(0.01)	—	—
Total distributions	(0.69)		(0.58)		(0.59)	(0.63)	(0.47)
Net asset value, end of year	$8.22		$9.12		$10.28	$11.16	$11.07
Total return (B)	(2.38	)% (C)	(5.79	)% (C)	(2.74)%	6.61%	3.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$10,637		$18,626		$27,398	$19,059	$4,605
Ratios to average net assets
Expenses, before waiver and reimbursement	2.83	% (E)	2.78%		2.74%	2.79%	2.86%
Expenses, net waiver and reimbursement	2.53	% (E)	2.50%		2.50%	2.50%	2.50%
Net investment Income, before waiver and reimbursement	6.06%		5.04%		5.06%	5.47%	3.82%
Net investment income, net waiver and reimbursement	6.36%		5.32%		5.30%	5.76%	4.17%
Portfolio turnover rate	13%		29%		57%	58%	94%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.05%
Expenses, net waiver and reimbursement	1.75%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.80%
Expenses, net waiver and reimbursement	2.50%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst Enhanced Income Strategy Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.17		$10.33		$11.21	$11.11	$11.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.64		0.62		0.69	0.76	0.57
Net realized and unrealized gain (loss) on investments	(0.77)		(1.11)		(0.87)	0.07	(0.04)
Total from investment operations	(0.13)		(0.49)		(0.18)	0.83	0.53
LESS DISTRIBUTIONS:
From net investment income	(0.77)		(0.67)		(0.69)	(0.73)	(0.57)
From net realized gains	—		—		(0.01)	—	—
Total distributions	(0.77)		(0.67)		(0.70)	(0.73)	(0.57)
Net asset value, end of year	$8.27		$9.17		$10.33	$11.21	$11.11
Total return (B)	(1.39	)% (C)	(4.82	)% (C)	(1.79)%	7.64%	4.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$191,388		$354,447		$480,968	$280,265	$125,800
Ratios to average net assets
Expenses, before waiver and reimbursement	1.83	% (D)	1.78%		1.74%	1.79%	1.86%
Expenses, net waiver and reimbursement	1.53	% (D)	1.50%		1.50%	1.50%	1.50%
Net investment income, before waiver and reimbursement	7.06%		6.05%		6.07%	6.39%	4.82%
Net investment income, net waiver and reimbursement	7.36%		6.33%		6.31%	6.68%	5.17%
Portfolio turnover rate	13%		29%		57%	58%	94%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	1.80%
Expenses, net waiver and reimbursement	1.50%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
Net asset value, beginning of year	$11.44	$11.36	$12.69	$10.95		$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.28	0.23	0.22	0.20		0.22
Net realized and unrealized gain (loss) on investments	0.29	0.15	(0.80)	1.74		(0.60)
Total from investment operations	0.57	0.38	(0.58)	1.94		(0.38)
LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.23)	(0.28)	(0.20)		(0.21)
From net realized gains	(0.32)	(0.07)	(0.47)	(0.00	) (B)	(0.11)
Total distributions	(0.59)	(0.30)	(0.75)	(0.20)		(0.32)
Net asset value, end of year	$11.42	$11.44	$11.36	$12.69		$10.95
Total return (C)	5.20%	3.40%	(4.90)%	17.83%		(3.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$4,147	$2,219	$2,418	$2,681		$3,502
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.37%	2.27%	2.07%	2.00%		1.95%
Expenses, net waiver and reimbursement (D)	1.22%	1.22%	1.22%	1.22%		1.22%
Net investment income, before waiver and reimbursement (D,E)	1.32%	0.95%	0.95%	0.92%		1.22%
Net investment income, net waiver and reimbursement (D,E)	2.47%	2.00%	1.81%	1.70%		1.95%
Portfolio turnover rate	30%	36%	25%	18%		49%

	Class C
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
Net asset value, beginning of year	$11.23	$11.18	$12.55	$10.85		$11.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.20	0.14	0.13	0.12		0.13
Net realized and unrealized gain (loss) on investments	0.28	0.15	(0.78)	1.70		(0.58)
Total from investment operations	0.48	0.29	(0.65)	1.82		(0.45)
LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.17)	(0.25)	(0.12)		(0.11)
From net realized gains	(0.32)	(0.07)	(0.47)	(0.00	) (B)	(0.11)
Total distributions	(0.51)	(0.24)	(0.72)	(0.12)		(0.22)
Net asset value, end of year	$11.20	$11.23	$11.18	$12.55		$10.85
Total return (C)	4.43%	2.60%	(5.57)%	16.87%		(3.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$3,097	$5,217	$5,972	$6,653		$6,249
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	3.12%	3.02%	2.82%	2.75%		2.70%
Expenses, net waiver and reimbursement (D)	1.97%	1.97%	1.97%	1.97%		1.97%
Net investment income, before waiver and reimbursement (D,E)	0.68%	0.17%	0.19%	0.23%		0.47%
Net investment income, net waiver and reimbursement (D,E)	1.83%	1.22%	1.04%	1.01%		1.20%
Portfolio turnover rate	30%	36%	25%	18%		49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above tables represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/MAP Global Balanced Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
Net asset value, beginning of year	$11.47	$11.39	$12.70	$10.96		$11.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.32	0.25	0.25	0.23		0.25
Net realized and unrealized gain (loss) on investments	0.29	0.15	(0.79)	1.74		(0.60)
Total from investment operations	0.61	0.40	(0.54)	1.97		(0.35)
LESS DISTRIBUTIONS:
From net investment income	(0.32)	(0.25)	(0.30)	(0.23)		(0.25)
From net realized gains	(0.32)	(0.07)	(0.47)	(0.00	) (B)	(0.11)
Total distributions	(0.64)	(0.32)	(0.77)	(0.23)		(0.36)
Net asset value, end of year	$11.44	$11.47	$11.39	$12.70		$10.96
Total return (C)	5.55%	3.59%	(4.61)%	18.12%		(3.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,343	$7,525	$8,744	$10,504		$12,763
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	2.12%	2.02%	1.82%	1.75%		1.70%
Expenses, net waiver and reimbursement (D)	0.97%	0.97%	0.97%	0.97%		0.97%
Net investment income, before waiver and reimbursement (D,E)	1.64%	1.18%	1.16%	1.15%		1.47%
Net investment income, net waiver and reimbursement (D,E)	2.79%	2.23%	2.01%	1.93%		2.20%
Portfolio turnover rate	30%	36%	25%	18%		49%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Represents less than $0.01 per share.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Does not include expenses of the underlying investment companies in which the Fund invests.

(E)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.06	$8.94	$9.62	$9.11	$9.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.78	0.66	0.33	0.28	0.40
Net realized and unrealized gain (loss) on investments	0.21	0.13	(0.69)	0.54	(0.40)
Total from investment operations	0.99	0.79	(0.36)	0.82	0.00
LESS DISTRIBUTIONS:
From net investment income	(0.78)	(0.67)	(0.32)	(0.31)	(0.46)
Total distributions	(0.78)	(0.67)	(0.32)	(0.31)	(0.46)
Net asset value, end of year	$9.27	$9.06	$8.94	$9.62	$9.11
Total return (B)	11.29%	9.12%	(3.91)%	9.08%	(0.06	)% (C,H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$34,556	$16,572	$23,683	$19,682	$15,341
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,E)	1.48%	1.55%	1.53%	1.59%	1.66%
Expenses, net waiver and reimbursement (D,E)	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income, before waiver and reimbursement (D,G)	8.13%	6.88%	3.10%	2.52%	3.75%
Net investment income, net waiver and reimbursement (D,G)	8.46%	7.28%	3.48%	2.96%	4.27%
Portfolio turnover rate	103%	84%	95%	180%	231%

	Class C
	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.03	$8.91	$9.59	$9.08	$9.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.71	0.60	0.26	0.21	0.32
Net realized and unrealized gain (loss) on investments	0.20	0.12	(0.69)	0.54	(0.40)
Total from investment operations	0.91	0.72	(0.43)	0.75	(0.08)
LESS DISTRIBUTIONS:
From net investment income	(0.71)	(0.60)	(0.25)	(0.24)	(0.38)
Total distributions	(0.71)	(0.60)	(0.25)	(0.24)	(0.38)
Net asset value, end of year	$9.23	$9.03	$8.91	$9.59	$9.08
Total return (B)	10.36%	8.32%	(4.63)%	8.30%	(0.81	)% (C,H)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$36,066	$23,226	$21,907	$14,399	$11,716
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (D,F)	2.23%	2.30%	2.28%	2.34%	2.41%
Expenses, net waiver and reimbursement (D,F)	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income, before waiver and reimbursement (D,G)	7.38%	6.26%	2.37%	1.75%	2.95%
Net investment income, net waiver and reimbursement (D,G)	7.72%	6.66%	2.74%	2.19%	3.46%
Portfolio turnover rate	103%	84%	95%	180%	231%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Includes increase from payments made by affiliated parties of 0.00% for the A shares and 0.11% for the C shares for June 30, 2020 related to the pricing errors reimbursement. Without these transactions, total return would have been (0.81)% for the A shares and (0.92)% for the C shares for June 30, 2020.

(D)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	1.48%	1.55%	1.53%	1.59%	1.66%
Expenses, net waiver and reimbursement (D)	1.15%	1.15%	1.15%	1.15%	1.15%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (D)	2.23%	2.30%	2.28%	2.34%	2.41%
Expenses, net waiver and reimbursement (D)	1.90%	1.90%	1.90%	1.90%	1.90%

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(H)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/CIFC Senior Secured Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year/Period

	Class I
	For the	For the		For the		For the	For the
	Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2024	June 30, 2023		June 30, 2022		June 30, 2021	June 30, 2020
Net asset value, beginning of year	$9.07	$8.94		$9.63		$9.12	$9.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.80	0.68		0.36		0.32	0.41
Net realized and unrealized gain (loss) on investments	0.20	0.14		(0.71)		0.52	(0.40)
Total from investment operations	1.00	0.82		(0.35)		0.84	0.01
LESS DISTRIBUTIONS:
From net investment income	(0.80)	(0.69)		(0.34)		(0.33)	(0.48)
Total distributions	(0.80)	(0.69)		(0.34)		(0.33)	(0.48)
Net asset value, end of year	$9.27	$9.07		$8.94		$9.63	$9.12
Total return (C)	11.44%	9.51%		(3.74	)% (I)	9.34%	0.21	% (D,I)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$396,246	$198,164		$202,444		$121,480	$63,191
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,F)	1.23%	1.30%		1.28%		1.34%	1.41%
Expenses, net waiver and reimbursement (E,F)	0.90%	0.90%		0.90%		0.90%	0.90%
Net investment income, before waiver and reimbursement (E,H)	8.38%	7.19%		3.39%		2.88%	3.88%
Net investment income, net waiver and reimbursement (E,H)	8.71%	7.59%		3.77%		3.31%	4.39%
Portfolio turnover rate	103%	84%		95%		180%	231%

	Class C-1 (A)
	For the	For the
	Year Ended	Period Ended
	June 30, 2024	June 30, 2023
Net asset value, beginning of year/period	$9.03	$8.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (B)	0.70	0.45
Net realized and unrealized gain on investments	0.20	0.19
Total from investment operations	0.90	0.64
LESS DISTRIBUTIONS:
From net investment income	(0.71)	(0.45)
Total distributions	(0.71)	(0.45)
Net asset value, end of year	$9.22	$9.03
Total return (C)	10.34%	7.41	% (J)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$590	$1
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (E,G)	2.23%	2.51	% (K)
Expenses, net waiver and reimbursement (E,G)	1.90%	1.90	% (K)
Net investment income, before waiver and reimbursement (E,H)	7.26%	6.95	% (K)
Net investment income, net waiver and reimbursement (E,H)	7.58%	7.56	% (K)
Portfolio turnover rate	103%	84	% (J)

(A)	Class C-1 commenced investment operations on November 1, 2022.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year/period.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(D)	Includes increase from payments made by affiliated parties of 0.11% related to the pricing errors reimbursement for June 30, 2020. Without these transactions, total return would have been 0.10% for June 30, 2020.

(E)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	1.23%	1.30	% (K)	1.28%	1.34%	1.41%
Expenses, net waiver and reimbursement (E)	0.90%	0.90	% (K)	0.90%	0.90%	0.90%

(G)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (E)	2.23%	2.51	% (K)
Expenses, net waiver and reimbursement (E)	1.90%	1.90	% (K)

(H)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(I)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(J)	Not annualized.

(K)	Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$3.43		$3.33		$4.23		$3.53		$3.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.25		0.22		0.19		0.17		0.18
Net realized and unrealized gain (loss) on investments	0.20		0.10		(0.90)		0.70		(0.24)
Total from investment operations	0.45		0.32		(0.71)		0.87		(0.06)
LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.22)		(0.19)		(0.16)		(0.18)
From net realized gains	—		—		(0.00	) (C)	(0.01)		—
From return of capital	—		—		(0.00	) (C)	(0.00	) (C)	(0.02)
Total distributions	(0.25)		(0.22)		(0.19)		(0.17)		(0.20)
Net asset value, end of year	$3.63		$3.43		$3.33		$4.23		$3.53
Total return (B)	13.65%		9.94%		(17.26)%		25.21%		(1.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$7,993		$7,495		$8,002		$8,889		$8,421
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.38	% (D)	2.36	% (D)	1.95	% (D)	2.04%		2.07%
Expenses, net waiver and reimbursement	1.48	% (D)	1.52	% (D)	1.49	% (D)	1.48%		1.48%
Net investment income, before waiver and reimbursement	6.13%		5.72%		4.31%		3.71%		4.22%
Net investment income, net waiver and reimbursement	7.02%		6.56%		4.78%		4.27%		4.81%
Portfolio turnover rate	33%		41%		42%		51%		21%

	Class C
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$3.44		$3.33		$4.23		$3.53		$3.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.22		0.20		0.15		0.14		0.15
Net realized and unrealized gain (loss) on investments	0.21		0.10		(0.88)		0.70		(0.23)
Total from investment operations	0.43		0.30		(0.73)		0.84		(0.08)
LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.19)		(0.16)		(0.13)		(0.16)
From net realized gains	—		—		(0.00	) (C)	(0.01)		—
From return of capital	—		—		(0.01)		(0.00	) (C)	(0.02)
Total distributions	(0.23)		(0.19)		(0.17)		(0.14)		(0.18)
Net asset value, end of year	$3.64		$3.44		$3.33		$4.23		$3.53
Total return (B)	12.77%		9.40%		(17.91)%		24.28%		(2.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$1,875		$1,974		$2,534		$6,067		$5,444
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	3.13	% (E)	3.11	% (E)	2.70	% (E)	2.79%		2.82%
Expenses, net waiver and reimbursement	2.23	% (E)	2.27	% (E)	2.24	% (E)	2.23%		2.23%
Net investment income, before waiver and reimbursement	5.38%		4.95%		3.36%		2.97%		3.51%
Net investment income, net waiver and reimbursement	6.28%		5.79%		3.81%		3.53%		4.09%
Portfolio turnover rate	33%		41%		42%		51%		21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.38%	2.32%	1.94%
Expenses, net waiver and reimbursement	1.48%	1.48%	1.48%

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	3.13%	3.07%	2.69%
Expenses, net waiver and reimbursement	2.23%	2.23%	2.23%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH High Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the		For the		For the
	Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022		June 30, 2021		June 30, 2020
Net asset value, beginning of year	$3.43		$3.33		$4.23		$3.53		$3.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26		0.23		0.20		0.18		0.19
Net realized and unrealized gain (loss) on investments	0.21		0.10		(0.90)		0.70		(0.24)
Total from investment operations	0.47		0.33		(0.70)		0.88		(0.05)
LESS DISTRIBUTIONS:
From net investment income	(0.26)		(0.23)		(0.20)		(0.17)		(0.19)
From net realized gains	—		—		(0.00	) (C)	(0.01)		—
From return of capital	—		—		(0.00	) (C)	(0.00	) (C)	(0.02)
Total distributions	(0.26)		(0.23)		(0.20)		(0.18)		(0.21)
Net asset value, end of year	$3.64		$3.43		$3.33		$4.23		$3.53
Total return (B)	14.24%		10.22%		(17.06)%		25.53%		(1.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,264		$4,150		$7,566		$10,930		$2,995
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement	2.13	% (D)	2.11	% (D)	1.70	% (D)	1.74%		1.82%
Expenses, net waiver and reimbursement	1.23	% (D)	1.27	% (D)	1.24	% (D)	1.23%		1.23%
Net investment income, before waiver and reimbursement	6.39%		5.94%		4.49%		3.91%		4.53%
Net investment income, net waiver and reimbursement	7.28%		6.72%		4.94%		4.42%		5.12%
Portfolio turnover rate	33%		41%		42%		51%		21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Less than $.005 per share

(D)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement	2.13%	2.07%	1.69%
Expenses, net waiver and reimbursement	1.23%	1.23%	1.23%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class A
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$4.39		$4.23		$5.15	$3.74	$4.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.30		0.24		0.18	0.24	0.22
Net realized and unrealized gain (loss) on investments	0.32		0.13		(0.87)	1.41	(0.53)
Total from investment operations	0.62		0.37		(0.69)	1.65	(0.31)
LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.21)		(0.15)	(0.24)	(0.23)
From return of capital	—		—		(0.08)	—	(0.04)
Total distributions	(0.28)		(0.21)		(0.23)	(0.24)	(0.27)
Net asset value, end of year	$4.73		$4.39		$4.23	$5.15	$3.74
Total return (B)	14.54	% (G)	9.01%		(13.92)%	45.12%	(7.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$5,376		$6,169		$6,756	$4,164	$2,485
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.26	% (E)	2.18	% (E)	1.99%	2.16%	2.12%
Expenses, net waiver and reimbursement (C)	1.58	% (E)	1.59	% (E)	1.58%	1.58%	1.58%
Net investment income, before waiver and reimbursement (C,D)	5.94%		4.86%		3.22%	4.85%	4.81%
Net investment income, net waiver and reimbursement (C,D)	6.62%		5.45%		3.63%	5.43%	5.35%
Portfolio turnover rate	35%		15%		26%	42%	22%

	Class C
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$4.39		$4.23		$5.14	$3.73	$4.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27		0.20		0.15	0.21	0.19
Net realized and unrealized gain (loss) on investments	0.31		0.14		(0.87)	1.40	(0.54)
Total from investment operations	0.58		0.34		(0.72)	1.61	(0.35)
LESS DISTRIBUTIONS:
From net investment income	(0.25)		(0.18)		(0.11)	(0.20)	(0.20)
From return of capital	—		—		(0.08)	—	(0.04)
Total distributions	(0.25)		(0.18)		(0.19)	(0.20)	(0.24)
Net asset value, end of year	$4.72		$4.39		$4.23	$5.14	$3.73
Total return (B)	13.46%		8.19%		(14.43)%	44.18%	(8.40)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$2,551		$2,834		$3,296	$8,600	$6,455
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	3.01	% (F)	2.93	% (F)	2.74%	2.92%	2.87%
Expenses, net waiver and reimbursement (C)	2.33	% (F)	2.34	% (F)	2.33%	2.33%	2.33%
Net investment income, before waiver and reimbursement (C,D)	5.20%		4.09%		2.61%	4.24%	4.08%
Net investment income, net waiver and reimbursement (C,D)	5.87%		4.68%		2.99%	4.82%	4.62%
Portfolio turnover rate	35%		15%		26%	42%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges, if any. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.26%	2.17%
Expenses, net waiver and reimbursement (C)	1.58%	1.58%

(F)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	3.01%	2.92%
Expenses, net waiver and reimbursement (C)	2.33%	2.33%

(G)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
Catalyst/SMH Total Return Income Fund (Continued)
Financial Highlights

For a Share Outstanding Throughout Each Year

	Class I
	For the		For the		For the	For the	For the
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2024		June 30, 2023		June 30, 2022	June 30, 2021	June 30, 2020
Net asset value, beginning of year	$4.38		$4.22		$5.13	$3.73	$4.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.32		0.25		0.19	0.27	0.23
Net realized and unrealized gain (loss) on investments	0.30		0.13		(0.86)	1.38	(0.54)
Total from investment operations	0.62		0.38		(0.67)	1.65	(0.31)
LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.22)		(0.16)	(0.25)	(0.24)
From return of capital	—		—		(0.08)	—	(0.04)
Total distributions	(0.29)		(0.22)		(0.24)	(0.25)	(0.28)
Net asset value, end of year	$4.71		$4.38		$4.22	$5.13	$3.73
Total return (B)	14.63%		9.32%		(13.57)%	45.31%	(7.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s)	$9,902		$7,213		$8,702	$7,220	$4,304
Ratios to average net assets (including interest expense)
Expenses, before waiver and reimbursement (C)	2.01	% (E)	1.93	% (E)	1.74%	1.91%	1.87%
Expenses, net waiver and reimbursement (C)	1.33	% (E)	1.34	% (E)	1.33%	1.33%	1.33%
Net investment income, before waiver and reimbursement (C,D)	6.23%		5.10%		3.52%	5.39%	5.03%
Net investment income, net waiver and reimbursement (C,D)	6.92%		5.69%		3.93%	5.96%	5.56%
Portfolio turnover rate	35%		15%		26%	42%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the year.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Had the advisor not waived its fees and reimbursed expenses, total return would have been lower.

(C)	Does not include expenses of the underlying investment companies in which the Fund invests.

(D)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(E)	Ratios to average net assets (excluding interest expense)

Expenses, before waiver and reimbursement (C)	2.01%	1.92%
Expenses, net waiver and reimbursement (C)	1.33%	1.33%

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2024

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-five series. These financial statements include the following six series set forth below (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below. The Funds’ investment advisor is Catalyst Capital Advisors, LLC (the “Advisor” or “CCA”).

Fund	Sub-Advisor	Primary Objective
Catalyst Insider Income (“Insider Income”)		Current income
Catalyst Enhanced Income Strategy (“Enhanced Income”)	Wynkoop, LLC	Current income
Catalyst/MAP Global Balanced (“Global Balanced”)	Managed Asset Portfolios, LLC (“MAP”)	Total return which consists of current income and capital appreciation
Catalyst/CIFC Senior Secured Income Fund Formerly, Catalyst/CIFC Floating Rate Income (“Senior Secured Income”)	CIFC Investment Management, LLC	Current income
Catalyst/SMH High Income (“High Income”)	SMH Capital Advisors LLC (“SMH”)	Income with capital appreciation as secondary objective
Catalyst/SMH Total Return Income (“Total Return Income”)	SMH	Income and capital appreciation

During the year ended June 30, 2024, Catalyst/CIFC Floating Rate Income Fund changed its name to Catalyst/CIFC Senior Secured Income Fund.

Insider Income, High Income and Total Return Income are each registered as non-diversified series of the trust, while Enhanced Income, Global Balanced and Senior Secured Income are diversified series of the Trust.

As of June 30, 2024, each Fund offers Class A, Class C and Class I shares. Additionally, Senior Secured Income Fund offers Class C-1 shares. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

a)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities, including Bank Loans, (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end (the “open-end funds”) or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of directors of the open-end funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Foreign currency and forward currency exchange contracts are valued daily at the London Stock Exchange close each day.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

In some circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Advisor as valuation designee, pursuant to the 2a-5 procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2024 for each Fund’s assets and liabilities measured at fair value:

Insider Income
Assets(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$24,716,295	$—	$24,716,295
Corporate Bonds	—	27,635,826	—	27,635,826
Money Market Fund	2,208,449	—	—	2,208,449
Total Assets	$2,208,449	$52,352,121	$—	$54,560,570

Enhanced Income
Assets(a)	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$197,789,573	$—	$197,789,573
U.S. Government & Agency Obligations	—	14,909,191	—	14,909,191
Money Market Fund	6,280,161	—	—	6,280,161
Total Assets	$6,280,161	$212,698,764	$—	$218,978,925

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Global Balanced
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$6,915,827	$—	$—	$6,915,827
Exchange-Traded Fund	391,765	—	—	391,765
Corporate Bonds	—	5,022,308	—	5,022,308
U.S. Government & Agencies	—	1,396,590	—	1,396,590
Certificates of Deposit	—	739,586	—	739,586
Money Market Fund	48,885	—	—	48,885
Total Assets	$7,356,477	$7,158,484	$—	$14,514,961
Derivatives
Liabilities(a)
Call Options Written	$2,450	$—	$—	$2,450
Total Liabilities	$2,450	$—	$—	$2,450

Senior Secured Income
Assets(a)	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,630,460	$—	$—	$13,630,460
Asset Backed Securities	—	30,782,055	—	30,782,055
Corporate Bonds	—	14,909,114	—	14,909,114
Term Loans	—	400,167,760	—	400,167,760
Money Market Fund	57,404,245	—	—	57,404,245
Total Assets	$71,034,705	$445,858,929	$—	$516,893,634

High Income
Assets(a)	Level 1	Level 2	Level 3	Total
Preferred Stock	$60,669	$—	$—	$60,669
Convertible Bonds	—	1,079,731	—	1,079,731
Corporate Bonds	—	12,537,031	0	12,537,031
Money Market Fund	1,141,700	—	—	1,141,700
Total	1,202,369	13,616,762	0	14,819,131
Collateral For Securities Loaned(b)				4,123,185
Total Assets				$18,942,316

Total Return Income
Assets(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$7,129,351	$—	$—	$7,129,351
Convertible Bonds	—	1,233,528	—	1,233,528
Corporate Bonds	—	9,039,622	0	9,039,622
Money Market Fund	153,455	—	—	153,455
Total	7,282,806	10,273,150	0	17,555,956
Collateral For Securities Loaned(b)				6,310,735
Total Assets				$23,866,691

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Insider Income, Enhanced Income, Global Balanced and Senior Secured Income did not hold any Level 3 securities during the period. High Income and Total Return Income held level 3 securities. A reconciliation used in determining High Income’s and Total Return Income’s Level 3 securities is shown in the Level 3 Input table below.

(a)	Refer to the Schedule of Investments for security details.

(b)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The following is a reconciliation for which Level 3 inputs were used in determining value:

	High Income	Total Return Income
	Energy Conversion	Energy Conversion
	Devices, Inc.	Devices, Inc.
	Corporate Bond	Corporate Bond
Beginning balance June 30, 2023	$0	$0
Purchases	—	—
Total realized gain/(loss)	—	—
Change in unrealized depreciation	—	—
Proceeds from sale/maturities/calls	—	—
Capital distribution	—	—
Net transfers in/(out) of Level 3	—	$—
Ending balance June 30, 2024	$0	0

The total change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2024, was $0 for High Income and $0 for Total Return Income.

Quantitative disclosures of unobservable inputs and assumptions used by High Income and Total Return Income are below.

					Market Value impact if
Fund	Investment Type	Fair Value	Valuation Methodology	Unobservable Input Type	input increases
High Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Pa yments	Increase
Total Return Income	Corporate Bonds	$0	Bankruptcy	Potential Future Cash Pa yments	Increase

Fair value securities as a percent of net assets at June 30, 2024, were 0.0% and 0.0% for High Income and Total Return Income, respectively.

b)       Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the relevant Fund’s agent in acquiring the options). For the year ended June 30, 2024, Global Balanced invested in options.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Foreign Currency – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations for realized gain and losses resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Derivatives Risk – The use of derivative instruments, such as forwards, interest rate swaps, futures and options, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk – Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk – Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; climate-change and climate related events; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to a Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions, you could lose your entire investment.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

Derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at June 30, 2024, was as follows:

			Location of Derivatives on Statements	Fair Value of asset/liability
Fund	Derivative	Risk Type	of Assets and Liabilities	derivatives
Global Balanced	Call options written	Equity	Options written	$(2,450)
			Total	$(2,450)

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2024, was as follows:

				Realized and unrealized
Fund	Derivative	Risk Type	Location of gain (loss) on derivatives	gain (loss) on derivatives
Global Balanced
	Options written	Equity	Net realized gain on options written	$30,848
	Options written	Equity	Net change in unrealized depreciation on options written	$(25,953)
			Total	$4,895

The notional value of derivative instruments outstanding as of June 30, 2024, as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year ended June 30, 2024 as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

c)       Investment Companies – Some Funds may invest in other investment companies, including closed-end funds and exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Underlying funds in which the Funds invest are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in the underlying funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the underlying funds is subject to its own specific risks, but the advisor/sub-advisor expects the principal investments risks of such underlying funds will be similar to the risks of investing in the Funds.

d)       Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

As of and during the year or period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of June 30, 2024, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken on or to be taken on Federal income tax returns for all open tax years (tax years or periods ended 2021-2023 for the Funds) or expected to be taken in 2024 and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, including the Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

e)       Security Transactions and Investment Income - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from a Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record these distributions as investment income and subsequently adjusts these distributions within the components of net assets based upon their tax treatment when the information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

f)       Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)       Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

h)       Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. The following table summarizes each Fund’s dividend and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Insider Income	Daily	Annually
Enhanced Income	Monthly	Annually
Global Balanced	Quarterly	Annually
Senior Secured Income	Daily	Annually
High Income	Monthly	Annually
Total Return Income	Monthly	Annually

i)       Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j)       Indemnification - The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

k)       Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Global Balanced and Total Return Income. A maximum sales charge of 4.75% is imposed on Class A shares of the Insider Income, Enhanced Income, Senior Secured Income , and High Income. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within two years of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class C-1 in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. During the year ended June 30, 2024 there were no CDSC fees paid by the shareholders of the Funds.

l)       Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

m)       Distributions from REITS — Distribution from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

(2) INVESTMENT TRANSACTIONS

For the year ended June 30, 2024, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Insider Income	$8,383,778	$24,058,894
Enhanced Income	34,885,105	197,323,525
Global Balanced	3,950,927	6,501,526
Senior Secured Income	718,632,097	360,605,792
High Income	4,494,615	4,845,430
Total Return Income	5,995,352	5,607,550

(3) INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

CCA acts as investment advisor for the Funds pursuant to the terms of a Investment Advisory Agreement with the Trust, on behalf of the Funds (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Advisor directs the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day operations of their Fund’s portfolios. The Advisor provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment advisory services, the Funds pay to the Advisor, as of the last day of each month, an annualized fee as shown in the below table, such fees are to be computed daily based upon daily average net assets of the Funds. The Funds’ sub-advisors are paid by the Advisor, not the Funds.

The Advisor and the Trust, with respect to the Funds have entered into Expense Limitation Agreements (the “Expense Limitation”) under which the Advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses; and extraordinary expenses such as regulatory inquiry and litigation expenses) do not exceed the expense limitation shown in the table below based on each Fund’s average daily net assets.

For the year ended June 30, 2024, the Advisor waived advisory fees and reimbursed expenses. The Advisor may recapture a portion of the waived and/or reimbursed amounts. The Advisor may seek reimbursement only for fees waived or expenses reimbursed by a Fund within the three years following the date the waiver and/or reimbursement was incurred if the Fund is able to make the repayment without exceeding the limitation in effect at that time of the waiver and the limitation in effect at the time of recoupment, no later than the dates as stated below:

							Investment Advisory
							Fees Waived/
	Investment	Expense Limitation					Expenses
Fund	Advisory Fee	Cl A	Cl C	Cl I	Cl C-1	Expires	Reimbursed
Insider Income	0.75%	1.00%	1.75%	0.75%	N/A	10/31/2024	$227,205
Enhanced Income	1.50%	1.75%	2.50%	1.50%	N/A	10/31/2024	839,150
Global Balanced	1.00%	1.22%	1.97%	0.97%	N/A	10/31/2024	171,633
Senior Secured Income	1.00%	1.15%	1.90%	0.90%	1.90%	10/31/2024	1,172,703
High Income	1.00%	1.48%	2.23%	1.23%	N/A	10/31/2024	130,771
Total Return Income	1.00%	1.58%	2.33%	1.33%	N/A	10/31/2024	115,968

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

	Recapture Expires
	June 30,
Fund	2025	2026	2027
Insider Income	$372,543	$292,989	$227,205
Enhanced Income	1,120,683	1,401,166	839,150
Global Balanced	161,770	167,066	171,633
Senior Secured Income	785,104	947,927	1,172,703
High Income	117,270	127,991	130,771
Total Return Income	83,714	100,308	115,968

A Trustee is also the controlling member of MFund Services, LLC (“MFund”) and the Advisor, and is not paid any fees directly by the Trust for serving as a Trustee.

Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Lead Independent Trustee of the Trust and, the Chairmen of the Trust’s Audit Committee and the Risk and Compliance Committee Chairmen receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Board has adopted the Trust’s Master Distribution Plan Pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Each class of shares, excluding Class I shares, allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C and Class C-1 shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C and Class C-1 shares are currently paying 1.00% per annum of 12b-1 fees. The Plan for Class I Shares of Enhanced Income Fund allows the Fund to pay distribution and shareholder servicing expenses of up to 0.25% per annum of the average daily net assets of the Fund’s Class I Shares, although the Fund is not currently paying 12b-1 fees and there are no plans to impose those fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse Northern Lights Distributors, LLC (the “Distributor”) and Advisor for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C and Class C-1 shares. Alt Fund Distributors LLC, acts as a wholesale marketing and distribution agent for the Funds. As compensation for these services, Alt Fund Distributors is entitled to reimbursement, through the Funds’ Rule 12b-1 Plan, of expenses attributable to sales of Fund shares including marketing materials, broker commission financing costs, and wholesaling fees.

Pursuant to the Management Services Agreement between the Trust and MFund, MFund, an affiliate of the Advisor, MFund provides the Funds with various management and legal administrative services (the “Management Services Agreement”). For these services, the Funds pay MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Funds in the Trust advised by the Advisor): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Funds reimburse MFund for any reasonable out- of- pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund for the Management Services Agreement are listed in the Statements of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statements of Operations under “Legal administration/Management service fees.”

Pursuant to the Compliance Services Agreement (the “Compliance Services Agreement”), MFund, provides chief compliance officer services to the Funds. For these services, the Funds pay MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund for chief compliance officer services are listed in the Statements of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year are shown in the Statements of Operations under “Compliance Officer fees.”

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Trust for serving in such capacity.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

For the year ended June 30, 2024, the 12b-1 expenses accrued by the Funds were as follows:

	12b-1 Fees
Fund	Class A	Class C	Class C-1
Insider Income	$11,059	$28,229	N/A
Enhanced Income	56,147	146,039	N/A
Global Balanced	5,477	52,842	N/A
Senior Secured Income	61,680	292,294	749
High Income	19,604	20,211	N/A
Total Return Income	14,737	27,552	N/A

(4) AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Insider Income	$55,111,913	$481,654	$(1,032,997)	$(551,343)
Enhanced Income	276,471,649	6,202,315	(63,695,039)	(57,492,724)
Global Balanced	12,800,480	2,086,522	(374,491)	1,712,031
Senior Secured Income	516,020,231	4,791,722	(3,918,319)	873,403
High Income	22,642,088	417,017	(4,116,789)	(3,699,772)
Total Return Income	27,154,324	1,049,119	(4,336,752)	(3,287,633)

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2024	Income	Capital Gains	Capital	Total
Insider Income	$2,912,653	$—	$—	$2,912,653
Enhanced Income	24,111,866	—	—	24,111,866
Global Balanced	362,732	416,820	—	779,552
Senior Secured Income	30,003,146	—	—	30,003,146
High Income	1,039,470	—	—	1,039,470
Total Return Income	1,046,368	—	—	1,046,368

For fiscal year ended	Ordinary	Long-Term	Return of
6/30/2023	Income	Capital Gains	Capital	Total
Insider Income	$3,798,325	$2,433	$—	$3,800,758
Enhanced Income	33,822,370	—	—	33,822,370
Global Balanced	289,031	100,532	—	389,563
Senior Secured Income	17,581,441	—	—	17,581,441
High Income	971,976	—	—	971,976
Total Return Income	815,999	—	—	815,999

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Insider Income	$47,361	$—	$(330,066)	$(8,426,421)	$(43,450)	$(551,343)	$(9,303,919)
Enhanced Income	209,091	—	(31,433,819)	(44,998,076)	—	(57,492,724)	(133,715,528)
Global Balanced	29,375	—	(420,376)	(106,508)	—	1,712,003	1,214,494
Senior Secured Income	1,365,982	—	(233,855)	(20,157,506)	(722,151)	873,403	(18,874,127)
High Income	12,299	—	(439,577)	(31,221,514)	—	(3,699,772)	(35,348,564)
Total Return Income	142,335	—	(238,790)	(17,817,283)	—	(3,287,633)	(21,201,371)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales deemed dividend distributions, perpetual bonds and C-Corporation adjustments, adjustments for partnerships, grantor trusts and dividend distributions from business development companies. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable. The unrealized appreciation (depreciation) in the table above may include unrealized foreign currency gains (losses).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Insider Income	$330,066
Enhanced Income	31,433,819
Global Balanced	420,376
Senior Secured Income	233,855
High Income	439,577
Total Return Income	238,790

At June 30, 2024, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non - Expiring			CLCF
	Short-Term	Long-Term	Total	Utilized
Insider Income	$4,430,002	$3,996,419	$8,426,421	$—
Enhanced Income	8,868,024	36,130,052	44,998,076	—
Global Balanced	27,807	78,701	106,508	—
Senior Secured Income	6,171,742	13,985,764	20,157,506	—
High Income	6,527	31,214,987	31,221,514	—
Total Return Income	—	17,817,283	17,817,283	—

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

(6) LINE OF CREDIT

Currently, the Funds have a $150,000,000 uncommitted line of credit provided by U.S. Bank National Association (the “Bank”) under an agreement (the “Uncommitted Line”). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable on an annualized basis. The Uncommitted Line has an interest rate of the Prime Rate with a maturity of January 22, 2025. The Uncommitted Line is not a “committed” line of credit, which is to say that the Bank is not obligated to lend money to the Funds. Accordingly, it is possible that the Funds may wish to borrow money for a temporary or emergency purpose but may not be able to do so. During the year ended June 30, 2024, Global Balanced and High Income did not access the line of credit. The Funds accessed the line of credit, based only on the days borrowed, as follows:

	Average Amount				Outstanding
	Borrowings	Number of	Interest	Average	Borrowings
	Outstanding	Days Outstanding	Expense (1)	Interest Rate	6/30/2024
Insider Income	$106,400	8	$201	8.50%	$—
Enhanced Income	4,326,895	87	88,860	8.50%	—
Global Balanced	31,941	15	113	8.50%	—
Total Return Income	184,833	6	262	8.50%	—

(1)	Includes only Interest Expense for the year ended June 30, 2024 and may not agree back to the Statements of Operations, which also may include overdrafts, line of credit fees, and broker interests.

(7) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the High Income and Total Return Income Funds will be directly affected by the performance of the Mount Vernon Liquid Assets Portfolio, LLC. The financial statements of the Mount Vernon Liquid Assets Portfolio, LLC, including the Schedule of Investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of June 30, 2024, the percentage of the High Income and Total Return Income Funds’ net assets invested in Mount Vernon Liquid Assets Portfolio, LLC was 27.3% and 35.4%, respectively.

(8) SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with the Bank. Each participating Fund can lend its securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current market value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held on loan, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the Funds collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Securities lending income, if any, is disclosed in the Funds’ Statements of Operations and is net of fees retained by the counterparty. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market. The remaining contractual maturity of all securities lending transactions are overnight and continuous.

CATALYST FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2024

The below table shows the collateral held by each Fund at the year ended June 30, 2024.

			Percentage of Total
Fund	Market Value of Loaned Securities	Market Value of Collateral	Investment Income
High Income *	$4,025,898	$4,123,185	6.36%
Total Return Income*	6,169,232	6,310,735	5.63%

*	Securities collateralized below 102% or 105% for foreign securities. The Trust’s securities lending policies and procedures require that the borrow er: (i) deliver cash or U.S. Government securities as collateral w ith respect to each new loan of U.S. securities, equal to at least 102% or 105% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% or 105% due to end of day market movement. The next business day additional collateral is obtained/received from the borrow er to replenish/reestablish 102% or 105%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2024:

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments (1)	Cash Collateral Pledged	Net Amount
High Income
Assets
Securities Loaned	US Bank	$4,025,898	$—	$4,025,898	$(4,025,898)	$—	$—

Total Return Income
Assets
Securities Loaned	US Bank	$6,169,232	$—	$6,169,232	$(6,169,232)	$—	$—

(1)	The amount is limited to the loaned securities and accordingly, does not include excess collateral pledged.

(9) BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control each respective Fund, are as follows:

	Insider	Enhanced		High	Total Return
Owner	Income	Income	Global Balanced	Income	Income
Charles Schwab & Co.(1)	—	—	—	—	34%
LPL Financial (1)	32%	30%	—	—	—
National Financial Services LLC (1)	—	31%	—	—	—
Pershing LLC (1)	—	—	—	26%	—
Raymond James (1)	—	—	40%	—	—
Wells Fargo (1)	—	—	—	27%	49%

(1)	These owners are comprised of multiple investors and accounts.

(10) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Catalyst Insider Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Senior Secured Income Fund, Catalyst/SMH High Income Fund, and Catalyst/SMH Total Return Income Fund and Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Catalyst Insider Income Fund, Catalyst Enhanced Income Strategy Fund, Catalyst/MAP Global Balanced Fund, Catalyst/CIFC Senior Secured Income Fund (formerly, Catalyst/CIFC Floating Rate Income Fund), Catalyst/SMH High Income Fund, and Catalyst/SMH Total Return Income Fund (the “Funds”), each a series of Mutual Fund Series Trust, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2024, the results of their operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodians, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 29, 2024

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Consideration and Renewal of the Advisory Agreement between Catalyst Capital Advisors, LLC and Mutual Fund Series Trust with respect to Catalyst Systematic Alpha Fund, Catalyst/Warrington Strategic Program Fund, Catalyst Buffered Shield Fund, Catalyst/Millburn Dynamic Commodity Strategy Fund, Catalyst/Millburn Hedge Strategy Fund, Catalyst Nasdaq-100 Hedged Equity Fund, Catalyst Insider Buying Fund, Catalyst Energy Infrastructure Fund, Catalyst/MAP Global Equity Fund, Catalyst/MAP Global Balanced Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst Dynamic Alpha Fund, Catalyst Insider Income Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/CIFC Senior Secured Income Fund, and Catalyst Enhanced Income Strategy Fund

In connection with a meeting held on May 8, 9, and 28, 2023, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the advisory agreement (the “Catalyst Agreement”) between the Trust and Catalyst Capital Advisors, LLC (“Catalyst”) with respect to Catalyst Systematic Alpha Fund (“Catalyst SA”), Catalyst/Warrington Strategic Program Fund (“Warrington SP”), Catalyst Buffered Shield Fund (“Catalyst Shield”), Catalyst/Millburn Dynamic Commodity Strategy Fund (“Millburn DCS”), Catalyst/Millburn Hedge Strategy Fund (“Millburn HS”), Catalyst Nasdaq-100 Hedged Equity Fund (“Catalyst HE”), Catalyst Insider Buying Fund (“Catalyst IB”), Catalyst Energy Infrastructure Fund (“Catalyst Energy”), Catalyst/MAP Global Equity Fund (“MAP Global Equity”), Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”), Catalyst/Lyons Tactical Allocation Fund (“Lyons TA”), Catalyst Dynamic Alpha Fund, (“Catalyst DA”), Catalyst Insider Income Fund (“Catalyst Insider”), Catalyst/SMH High Income Fund (“SMH High Income”), Catalyst/SMH Total Return Income Fund (“SMH Total Return”), Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”) and Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”) (collectively, the “Catalyst Renewal Funds”).

The Board examined Catalyst’s responses to a series of questions regarding, among other things, its advisory services provided to the Catalyst Renewal Funds, comparative fee and expense information, and profitability from advising the Catalyst Renewal Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Catalyst Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Catalyst Agreement.

Nature, Extent and Quality of Services: The Board reviewed Catalyst’s corporate structure, officers, and compliance record and reviewed the key personnel servicing the Catalyst Renewal Funds, noting their expertise and years of experience. The Board considered that Catalyst provided continuous oversight of the sub-advisers for the Catalyst Renewal Funds noting that Catalyst assessed and monitored portfolio risk for the Catalyst Renewal Funds and oversaw each sub-advisers’ risk management program. The Board noted that Catalyst continued expansion of its investment operations and resources. The Board discussed Catalyst’s compliance program, and the observations of the Trust’s chief compliance officer related to the program. The Board considered the extent of services provided by Catalyst, including valuation support, management of the derivatives risk management program, proxy voting and reporting, and other critical operational and regulatory functions. The Board agreed that the adviser was appropriately focused on risk management, which was beneficial to the Catalyst Renewal Funds and their respective shareholders. The Board concluded that Catalyst’s services to the Funds were comprehensive, and the quality of service met the Board’s expectations.

Performance. The Board reviewed the performance for each Catalyst Renewal Fund in relation to its peer group, Morningstar category and benchmark index.

Catalyst SA: The Board observed that Catalyst SA significantly outperformed its peer group average, Morningstar category and benchmark indexes, for all time periods with the exception of the S&P 500 TR Index for the 1-year period. The Board noted the inception performance numbers contained the performance data from the prior strategy which was significantly different than the current strategy.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Warrington SP: The Board commented that Warrington SP underperformed its peer group average, Morningstar category and benchmark index for the 1-year, 5-year and 10-year periods but outperformed its peer group for the 3-year period. The Board noted that Catalyst explained that Warrington SP did not have the same level of long equities exposure as the funds in its peer group. The Board acknowledged that Warrington SP had changed its investment strategies and not all time periods were equally relevant and noted the Fund had provided strong returns in prior down markets.

Catalyst Shield: The Board discussed that Catalyst Shield underperformed its peer group and Morningstar category over the 3-year and 5-year periods but outperformed its peer group for the 1-year period. The Board observed that Catalyst Shield underperformed the benchmark index for all time periods. The Board recognized that Catalyst attributed the recent underperformance to Catalyst Shield’s losses on short-term credit used as collateral in the portfolio and the strong returns of the S&P 500.

Millburn DCS: The Board discussed that Millburn DCS outperformed the Bloomberg Commodity Index but underperformed the Peer Group and Morningstar Systematic Trend category and Morningstar Broad Basket category for the 1-year period. The Board noted that Millburn DCS underperformed its peer group, benchmark index and Commodities Broad basket Morningstar Category for all other periods. The Board recognized that Millburn DCS changed sub-adviser and investment strategy in 2021 so not all time periods were equally relevant to assessing Millburn DCS, and that the new strategy should be given additional time to fully assess its performance.

Millburn HS: The Board observed that Millburn HS outperformed its peer group average, Macro Trading Morningstar Category and BofA US 3-Month Treasury Bill TR Index over all time periods. The Board commented that Millburn HS underperformed the Multi-strategy Morningstar category for the 1-year period, Systematic Trend Morningstar category for the 5-year period and Credit Suisse MF Hedge Fund Index for the 3-year and 5-year periods. The Board recognized that the Fund trailed its benchmark, the S&P 500 index for all periods but noted that the investment strategy was not designed to outperform the S&P 500 in times of strong markets.

Catalyst HE: The Board observed that Catalyst HE significantly outperformed its peer group average, the Derivative Income and the Options Trading Morningstar categories and outperformed the S&P 500 TR Index for the 1-year period. The Board commented that Catalyst HE had underperformed its peer group average, the Derivative Income and the Options Trading Morningstar categories and S&P 500 TR Index and NASDAQ-100 Index for the 3-year and 5-year periods. The Board noted that Catalyst HE changed strategies in 2020 and therefore the 1- and 3-year time periods were the most relevant performance periods.

Catalyst IB: The Board noted that Catalyst IB had outperformed the benchmark index but underperformed its peer group average and Morningstar category for the 1-year period. The Board acknowledged that Catalyst explained that Catalyst IB outperformed the S&P 500 as a result of strategic stock selections but underperformed the peer group and Morningstar category because its portfolio did not include some of the top performers included in the peer group’s portfolios and benchmark index. The Board noted that Catalyst IB underperformed its peer group average, Morningstar category and benchmark index for the 3-, 5-, and 10-year periods. The Board observed that Catalyst explained this underperformance was a largely result of Catalyst IB’s defensive positioning in March and April 2020.

Catalyst Energy: The Board noted that Catalyst Energy underperformed its peer group average for the 1-year, 5-year and since inception periods and underperformed its Morningstar category for the 1-year period. The Board recognized that Catalyst Energy outperformed its peer group average and Morningstar category for the 3-year period. The Board noted that Catalyst Energy underperformed the Alerian MLP TR Index across all periods but recognized that SL Advisors attributed the underperformance to the returns of corporations underperforming MLPs. The Board observed that as a registered investment company, Catalyst Energy had additional restrictions on its investments that the benchmark index did not.

MAP Global Equity: The Board discussed that MAP Global Equity underperformed its peer group average, Morningstar category and benchmark indexes for all periods. The Board observed that Catalyst noted that the Fund did not invest in the “magnificent 7” stocks which led to higher returns for the peer group.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

MAP Global Balanced: The Board noted that MAP Global Balanced underperformed its peer group average, Morningstar category, MSCI ACWI Index and blended indexes for all time periods. The Board acknowledged Catalyst’s explanation that MAP Global Balanced underperformed the benchmarks for the 1-year period due to the Fund’s lack of exposure to the “magnificent 7” securities along with the over exposure to and losses in the utilities sector. The Board noted for the 3- and 5-year periods, Catalyst attributed the underperformance to over exposure in the Consumer Staples, Communications Services and Energy sectors.

Lyons TA: The Board noted that Lyons TA had strong 1-year performance and outperformed all benchmarks for the 1-year and since inception periods but underperformed all benchmarks for the 3-year period. The Board observed that the Fund outperformed its peer group average and Morningstar category but underperformed the Lipper Flexible Portfolio Funds Index for the 5-year period. The Board noted Catalyst’s explanation that the 3-year underperformance was due to Lyons TA’s defensive positioning in July 2022 – May 2023.

Catalyst DA: The Board observed Catalyst DA underperformed its peer group average, Morningstar category and S&P 500 TR Index for the 1-year, 5-year and since inception periods. The Board noted that Catalyst DA outperformed its peer group average and Morningstar category for the 3-year period but slightly trailed the benchmark index. The Board recognized that Catalyst attributed the underperformance to the lack of large cap stocks in Catalyst DA.

Catalyst Insider: The Board observed that Catalyst Insider had outperformed the Short-Term Bond Morningstar category and the Bloomberg US Government/Credit 1-3 Year TR Index for the 1-, 3- and 5-year periods. The Board discussed that Catalyst Insider performed similarly to but trailed the peer group average for all time periods.

SMH High Income: The Board commented that SMH High Income had outperformed its peer group average, Morningstar category and BofA Merrill lynch US Cash Pay High Yield Index for the 1- and 5-year periods and provided similar performance for the 3-year period. The Board noted SMH High Income underperformed all benchmarks for the 10-year period. The Board discussed that Catalyst noted the 10-year underperformance included commodity exposure from 2014-2015 but that since that time, the strategy had performed well.

SMH Total Return: The Board discussed that SMH Total Return performed in line with its peer group average and outperformed all other benchmarks for the 1-year period other than the S&P 500 TR Index and blended index. The Board noted that SMH Total Return outperformed the peer group average, Morningstar category and BofA Merrill lynch US Cash Pay High Yield Index for the 3- and 5-year periods but trailed all benchmarks for the 10-year period. The Board recognized that Catalyst attributed the underperformance to SMH Total Return’s strategy of not being fully invested in equities and, therefore, it should not be expected to track the performance of the S&P 500 in strong markets.

CIFC SSI: The Board noted that CIFC SSI outperformed its peer group average and Morningstar category for all periods but underperformed the S&P LSTA US Leveraged Loan 100 Index for all periods. The Board discussed that CIFC SSI had changed its sub-adviser and, therefore, the most relevant periods were the 1-, 3-, and 5-year periods.

Catalyst EIS: The Board observed that Catalyst EIS underperformed all of its benchmarks for the 1-year period but outperformed all benchmarks since inception. The Board noted Catalyst EIS outperformed the Bloomberg US Aggregate Bond Index and Bloomberg MBS Index for the 3- and 5-year periods and peer group average for the 5-year period but trailed both Morningstar categories for the same periods. The Board discussed that Catalyst explained that Catalyst EIS had been forced to sell securities in a weak market which hurt overall performance.

After further discussion, the Board concluded that the performance of each Catalyst Renewal Fund was acceptable.

Fees and Expenses: The Board discussed the advisory fee paid by each of the Catalyst Renewal Funds and compared it to the fees charged to the peer group funds, and the funds in each of the Catalyst Renewal Funds’ Morningstar category. The Board reviewed the expense limitation agreements in place with respect to the Catalyst Renewal Funds and discussed that Catalyst intended to renew each of those agreements with the exception of Milburn HS, which did not have an expense limitation agreement in place. The Board reviewed the allocation of fees between Catalyst and the various sub-advisers, based on the sub-advisory fees paid to the sub-advisers for the applicable Funds by the adviser, in comparison to the level of service provided by Catalyst and each sub-adviser. The Board noted that the agreement between Catalyst and each sub-adviser was the product of an arm’s length negotiation

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Catalyst SA: The Board noted that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the high for each. The Board added that the net expense ratio was above the median and average for the Morningstar category but was below the median and average for the peer group.

Warrington SP: The Board noted that the advisory fee was above the median and average for the peer group and Morningstar category but was well below the high for each. The Board added that the net expense ratio was above the median and average for the Morningstar category but was below the median and average for the peer group.

Catalyst Shield: The Board observed that both the advisory fee and net expense ratio were higher than the medians and averages of its peer group and Morningstar category but were significantly below the highs of each.

Millburn DCS: The Board observed the advisory fee was above the median and averages for the peer group and Systematic Trend and Commodities Broad Basket Morningstar categories. The Board added the Millburn DCS’ advisory fee was below the highs for the peer group and Systematic Trend Morningstar category but was the highest for the Commodities Broad Basket Morningstar category. The Board noted that the net expense ratio was the highest for the Commodities Broad Basket Morningstar category and was below the high for the Systematic Trend Morningstar category. The Board recognized Catalyst’s explanation that Millburn DCS did not fit well into either of the Morningstar categories given the Fund’s managed future-type strategy and that when the fee waiver was taken into effect, the net advisory fee received after waivers was below the peer group average and within the range of both Morningstar categories.

Millburn HS: The Board observed the advisory fee was tied for the high of the Macro Trading Morningstar category at 1.75% but was below the highs for the peer group, Multi-strategy Morningstar category and Systematic Trend Morningstar category. The Board noted that the net expense ratio was above the average and medians but well within the range for the peer group and all three Morningstar categories.

Catalyst HE: The Board acknowledged the advisory fee and net expense ratio were above the high for the Derivatives Income Morningstar category but noted both were within the ranges for the peer group, and Option Trading Morningstar category. The Board discussed Catalyst’s explanation that the fees were justified given the specialized nature of the Fund and that the Option Trading Morningstar category included more similar funds to Catalyst HE than the Derivative Income Morningstar category and therefore provided a better reference.

Catalyst IB: The Board discussed that the advisory fee of 1.00% was above the median and average for the peer group and Morningstar category but was below the high of 1.25% and 1.95%, respectively. The Board added that the net expense ratio was above the median and average for the peer group and Morningstar category but below the highs for both.

Catalyst Energy: The Board discussed that Catalyst Energy’s advisory fee was tied for the high in both the peer group and Morningstar category. The Board commented that the expense ratio was above the median but below the average for the Energy Limited Partnership Morningstar category.

MAP Global Equity: The Board recognized the advisory fee for MAP Global Equity was tied for the high in the peer group at 1.00% but was below the high for the Morningstar category of 1.13%. The Board added that the expense ratio of 0.96% was slightly above the median and the average of the peer group but was below the high.

MAP Global Balanced: The Board acknowledged the advisory fee was in line with the high for the peer group but was within the range for the Global Allocation Morningstar category. The Board noted MAP Global Balanced’s expense ratio was slightly above the median for the peer group and median and averages for the Morningstar category but was significantly below the highs of each.

Lyons TA: The Board noted that the advisory fee of 1.25% for Lyons TA was higher than the average and median of the peer group and Morningstar category but was in line with the high of the peer group. The Board discussed that the net expense ratio for Lyons TA was well below the median and average expense ratio of the peer group and below the Morningstar category median and average expense ratio.

Catalyst DA: The Board observed that the advisory fee and net expense ratio were higher than the averages and medians of the peer group and Morningstar category, but lower than the highs of each.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Catalyst Insider: The Board discussed that the advisory fee for Catalyst Insider was above the median and average for the Short-Term Bond and High Yield Morningstar categories but was slightly above the median and in line with the average advisory fee for the peer group. The Board noted the advisory fee was well below the highs for both Morningstar categories. The Board added that the expense ratio was tied with the peer group average and below the median and was within the range for both Morningstar categories.

SMH High Income: The Board observed that the advisory fee and net expense ratio of 1.00% and 1.27%, respectively, were higher than the averages and medians of the peer group and Morningstar category but were both significantly lower than the highs of each.

SMH Total Return: The Board noted the advisory fee for SMH Total Return was above the median and average for the peer group and Moderately Conservative Allocation Morningstar category but was within the range for both. The Board commented that the net expense ratio was above the median and average for the peer group and Morningstar category and was well below the high for the peer group and in line with the high for the Morningstar category.

CIFC SSI: The Board recognized that the advisory fee was higher than the high for the peer group and the Bank Loan Morningstar category. The Board noted that the net expense ratio was equal to the peer group average, but higher than the median, and above the median and average of the Morningstar category but well below the highs of each. The Board discussed that the Fund was actively managed and that its portfolio focused on bank loans and other asset backed securities which required special expertise and experience. The Board noted Catalyst’s explanation that with the expense limitation in place, the net earned advisory fee was 0.60%, which was within range of its peer group and Morningstar category.

Catalyst EIS: The Board discussed that the advisory fee was below the high for the Non-Traditional Bond Morningstar category but was above the high for the peer group and in line with the high for the Multisector Bond Morningstar Category. The Board recognized the net expense ratio was below the median for the peer group but above the average and above the median and average for both Morningstar categories but well below the highs for each. The Board observed that Catalyst explained that with the expense limitation in place, the net earned advisory fee was 1.22% which is within the range of the peer group and both Morningstar categories.

The Board concluded that the advisory fee paid by each of the Catalyst Funds to Catalyst was not unreasonable.

Profitability. The Board reviewed the financial information provided by Catalyst, and discussed Catalyst’s profitability from its services to each of the Catalyst Renewal Funds. The Board considered the soft dollar benefits received by Catalyst. The Board noted that Catalyst operated Catalyst IB, Catalyst SA, MAP Global Balanced, SMH High Income, Catalyst HE, and Warrington SP at a loss, thus excessive profitability was not an issue. The Board reviewed that the other Catalyst Renewal Funds all generated a profit for Catalyst and discussed the level of profit of each Fund in actual dollars and as a percent or revenue. The Board determined these profits were not excessive.

Economies of Scale. The Board noted that the Catalyst Agreement did not contain breakpoints reducing the fee rate on assets based on certain specified levels. The Board noted that the shareholders of most of the Catalyst Renewal Funds received a benefit from the expense limitation agreements in place. The Board discussed the additional benefits that could be provided to shareholders if the Catalyst Renewal Funds reached asset levels that provide material economies of scale and determined it would review break points again as the Catalyst Renewal Funds increased AUM. The Board added that no Catalyst Renewal Fund had reached such levels where profits were excessive and agreed to revisit the issue of breakpoints at the Catalyst Agreement’s next renewal.

Conclusion. Having requested and received such information from Catalyst as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the advisory agreement was in the best interests of each Catalyst Renewal Fund and its respective shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Wynkoop LLC with respect to Catalyst Enhanced Income Strategy Fund

In connection with a meeting held on May 8, 9, and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “Wynkoop Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Wynkoop LLC (“Wynkoop”) with respect to Catalyst Enhanced Income Strategy Fund (“Catalyst EIS”).

The Board examined Wynkoop’s responses to a series of questions regarding, among other things, its sub-advisory services provided to Catalyst EIS, comparative fee and expense information, and profitability from sub-advising Catalyst EIS. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Wynkoop Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the Wynkoop Agreement.

Nature, Extent, and Quality of Services. The Board discussed the services provided to Catalyst EIS by Wynkoop. The Board reviewed the key personnel involved with Catalyst EIS, noting Wynkoop’s personnel had extensive experience in fixed income trading. The Board further noted that Wynkoop assembled research and conducted analysis in determining security selection and portfolio allocations. The Board reviewed Wynkoop’s compliance monitoring practices, noting that Wynkoop reported no material compliance issues. The Board noted Wynkoop provided continuous reviews of the portfolio to ensure compliance with credit and investment limitations. The Board agreed that Wynkoop had the experience and resources necessary to continue providing quality services to Catalyst EIS.

Performance. The Board observed that Catalyst EIS underperformed all benchmarks for the 1-year period but had outperformed all benchmarks since inception. The Board discussed Catalyst EIS outperformed the Bloomberg US Aggregate Bond Index and Bloomberg MBS Index for the 3-year and 5-year periods and peer group average for the 5-year period. The Board noted that Catalyst EIS trailed both Morningstar categories for the same periods. The Board recognized the impact of loss in Fund assets on performance.

Fees and Expenses. The Board reviewed the fees paid to Wynkoop and discussed the allocation of fees between Wynkoop and Catalyst relative to their respective duties and other factors. The Board noted that the advisory fee for Catalyst EIS was 1.5% and that Wynkoop received 50% of the net advisory fee. The Board noted that the fee Wynkoop charged to Catalyst EIS was lower than other accounts with similar strategies managed by Wynkoop. The Board concluded that the sub-advisory fee received by Wynkoop for managing Catalyst EIS was not unreasonable.

Profitability. The Board reviewed Wynkoop’s profitability from sub-advising Catalyst EIS. The Board recognized that Wynkoop earned a reasonable profit from sub-advising Catalyst EIS, noting that expenses were allocated based on the time spent sub-advising the Fund. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale. The Board considered whether Catalyst EIS had reached the size where Wynkoop benefited from economies of scale. The Board acknowledged economies of scale was an issue primarily considered by the Board when evaluating the advisory agreement. The Board determined that, based on the current size of Catalyst EIS, it was unlikely that Wynkoop benefitted from any meaningful economies of scale.

Conclusion. Having requested and received such information from Wynkoop as the Board believed to be reasonably necessary to evaluate the terms of the Wynkoop Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Wynkoop Agreement was in the best interests of Catalyst EIS and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and Managed Asset Portfolios, LLC, with respect to Catalyst/MAP Global Equity Fund and Catalyst/MAP Global Balanced Fund

In connection with a meeting held on May 8, 9, and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “MAP Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and Managed Asset Portfolios, LLC (“MAP”) with respect to Catalyst/MAP Global Equity Fund (“MAP Global Equity”) and Catalyst/MAP Global Balanced Fund (“MAP Global Balanced”) (collectively, the “MAP Funds”).

The Board examined MAP’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the MAP Funds, comparative fee and expense information, and profitability from sub-advising the MAP Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the MAP Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the MAP Agreement.

Nature, Extent and Quality of Services. The Board reviewed the experience of the key personnel at the sub-adviser and noted one individual was promoted to portfolio manager. The Board discussed MAP’s efforts in relation to the MAP Funds and recognized that MAP provided the MAP Funds’ investment decisions, managed the Funds’ investment operations, and conducted research and analysis related to the each of the MAP Funds’ investments. The Board discussed that MAP operated the controls and compliance procedures for the MAP Funds to ensure the MAP Funds remained in compliance with investment restrictions and limitations. The Board also noted that the adviser had recommended that the sub-advisory agreement be continued. The Board concluded that the services provided by MAP were in line with its expectations and could be expected to continue providing quality service to the MAP Funds and their respective shareholders.

Performance. The Board reviewed the performance of each MAP Fund relative to its benchmarks.

MAP Global Equity: The Board observed that MAP Global Equity underperformed its peer group average, Morningstar category and benchmark indexes for all periods. The Board recognized that Catalyst noted that the Fund did not invest in the “magnificent 7” stocks which led to higher returns for the peer group.

MAP Global Balanced: The Board acknowledged that MAP Global Balanced underperformed its peer group average, Morningstar category, MSCI ACWI Index and blended index for all time periods. The Board noted the adviser’s explanation that MAP Global Balanced underperformed the benchmarks for the 1-year period due to the Fund’s lack of exposure to the “magnificent 7” securities along with the over exposure to, and losses in, the utilities sector. The Board observed for the 3- and 5-year periods, the adviser attributed the underperformance to over exposure in the Consumer Staples sector, Communications Services sector and Energy sector.

After discussion, the Board concluded that the performance of each MAP Fund was acceptable.

Fees and Expenses. The Board noted the advisory fee for each MAP Fund was 1.00% and that 50% of each MAP Fund’s net advisory fee (after certain expenses) was paid to MAP by the adviser. The Board commented that this was lower than the fee MAP charged for other similar accounts. The Board discussed the allocation of fees between the adviser and MAP relative to their respective duties and other factors and agreed the allocation for each MAP Fund was appropriate. The Board determined that the sub-advisory fee was not unreasonable.

Profitability. The Board reviewed MAP’s profitability in connection with each MAP Fund. The Board commented that MAP was earning a reasonable profit from its relationship with MAP Global Equity and operated MAP Global Balanced at a loss. After further discussion the Board agreed that MAP’s profitability from either MAP Fund was not excessive.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

Economies of Scale. The Board considered whether either MAP Fund had reached the size where MAP benefited from economies of scale. The Board acknowledged that this was generally an adviser issue and noted that it should be considered in terms of the advisory agreement and its potential impact on sub-adviser expenses. The Board concluded, based on the size of the MAP Funds, it was unlikely MAP had benefited from economies of scale.

Conclusion: Having requested and received information from MAP as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Catalyst and MAP, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the sub-advisory agreement was in the best interests of each of the MAP Funds and their shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and CIFC Investment Management, LLC with respect to the Catalyst/CIFC Senior Secured Income Fund

In connection with a meeting held on May 8, 9 and 28, 2024, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “CIFC Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and CIFC Investment Management, LLC (“CIFC”) with respect to the Catalyst/CIFC Senior Secured Income Fund (“CIFC SSI”).

The Board examined CIFC’s responses to a series of questions regarding, among other things, its sub-advisory services provided to CIFC SSI, comparative fee and expense information, and profitability from sub-advising CIFC SSI. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the CIFC Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the CIFC Agreement.

Nature, Extent and Quality of Services. The Board reviewed the key personnel at CIFC who serviced CIFC SSI. The Board noted that a new portfolio manager joined CIFC in 2023 who had extensive experience in trading and market operations. The Board discussed CIFC’s services to CIFC SSI, including providing investment research, portfolio management, and trading services. The Board reviewed CIFC’s investment procedures and portfolio management process to ensure compliance with investment restrictions. The Board noted that CIFC did not report any material litigation or compliance issues in the prior year. After further discussion, the Board concluded that the nature, extent and quality of services provided by CIFC to CIFC SSI was adequate.

Performance. The Board recognized that CIFC SSI outperformed its peer group average and Morningstar category for all periods. The Board noted CIFC SSI underperformed the S&P LSTA US Leveraged Loan 100 Index for all periods. The Board discussed that CIFC SSI had changed sub-advisers and, therefore, the most relevant periods were the 1-, 3-, and 5-year periods.

Fees and Expenses. The Board reviewed the sub-advisory fee paid to CIFC and discussed the allocation of the advisory fee between CIFC and Catalyst relative to their respective duties and other factors. The Board noted that the advisory fee for CIFC SSI was 1.00% with 50% of the fee the net advisory fee (after certain expenses) paid to CIFC by the adviser. The Board recognized that CIFC’s sub-advisory fee was in line with the fees CIFC charged, to its other clients. The Board concluded that the sub-advisory fee received by CIFC for its services to CIFC SSI was not unreasonable.

Profitability. The Board recognized that CIFC did not make a profit from CIFC SSI. As such, the Board concluded that excessive profitability was not an issue for CIFC at this time.

Economies of Scale. The Board considered whether CIFC SSI had reached the size where CIFC would benefit from economies of scale. The Board acknowledged that this was generally an adviser issue and noted that it should be considered in terms of the advisory agreement and its potential impact on sub-adviser expenses. The Board determined that, based on the current size of CIFC SSI, it was unlikely that CIFC benefited from any meaningful economies of scale.

Conclusion. Having requested and received such information from CIFC as the Board believed to be reasonably necessary to evaluate the terms of the CIFC Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the CIFC Agreement was in the best interests of CIFC SSI and its shareholders.

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2024

Consideration and Renewal of Sub-Advisory Agreement between Catalyst Capital Advisors, LLC and SMH Capital Advisors, Inc. with respect to Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund

In connection with a meeting held on May 8, 9, and 28, 2023, the Board of Trustees (the “Board”) of Mutual Fund Series Trust, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of a sub-advisory agreement (the “SMHCA Agreement”) between Catalyst Capital Advisors, LLC (“Catalyst”) and SMH Capital Advisors, Inc. (“SMHCA”) with respect to Catalyst/SMH High Income Fund (“SMH High Income”) and Catalyst/SMH Total Return Fund (“SMH Total Return Fund”) (collectively, the “SMH Funds”).

The Board examined SMHCA’s responses to a series of questions regarding, among other things, its sub-advisory services provided to the SMH Funds, comparative fee and expense information, and profitability from sub-advising the SMH Funds. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the SMHCA Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the SMHCA Agreement.

Nature, Extent and Quality of Services. The Board considered the extensive professional experience of SMHCA’s key personnel involved in the SMH Funds. The Board noted that there were no recent changes in key personnel for SMHCA. The Board reviewed the services provided by SMHCA to the SMH Funds and noted that SMHCA operated the investment strategy and conducted research and portfolio modeling for the SMH Funds. The Board discussed that SMHCA executed transactions on behalf of the SMH Funds and assisted in fair valuing securities when necessary. The Board noted there were no material compliance issues in the last year and no ongoing SEC examinations. The Board noted that Catalyst had recommended continuing the sub-advisory agreement with SMHCA. The Board concluded that the nature, extent and quality of services provided by SMHCA to the SMH Funds was satisfactory.

Performance. The Board reviewed the performance of each SMH Fund relative to its benchmarks.

SMH High Income: The Board observed that SMH High Income outperformed its peer group average, Morningstar category, and BofA Merrill lynch US Cash Pay High Yield Index for the 1-year and 5-year periods and had similar performance to each benchmark for the 3-year period. The Board noted SMH High Income underperformed all benchmarks for the 10-year period. The Board discussed that SMHCA explained the 10-year underperformance included commodity exposure from 2014-2015 noting that since that time, the strategy had performed well.

SMH Total Return: The Board discussed that SMH Total Return performed in line with its peer group average and outperformed all other benchmarks for the 1-year period, other than the S&P 500 TR Index and blended index. The Board noted that SMH Total Return outperformed the peer group average, Morningstar category, and BofA Merrill lynch US Cash Pay High Yield Index for the 3-year and 5-year periods but trailed all benchmarks for the 10-year period. The Board observed that SMHCA attributed the underperformance to the fact that SMH Total Return’s strategy of not being fully invested in equities and therefore was not expected to track the performance of the S&P 500 in strong markets.

After discussion, the Board concluded that the performance of each SMH Fund was acceptable.

Fees and Expenses. The Board reviewed the fees paid to SMHCA and discussed the allocation of fees between SMHCA and Catalyst relative to their respective duties and other factors. The Board noted that the advisory fee for the SMH Funds was 1.00% and 50% of each SMH Fund’s net advisory fee (after certain expenses) was paid to SMHCA by the adviser. The Board recognized that SMHCA’s sub-advisory fee for each SMH Fund was comparable to, or lower than, the fees SMHCA charged, or would have charged, to its other clients. The Board concluded that the sub-advisory fee received by SMHCA from Catalyst for each of the SMH Funds was not unreasonable.

Profitability. The Board commented that SMHCA earned a reasonable profit from sub-advising each of the SMH Funds. The Board noted that SMHCA’s expenses are based on the overall gross revenue from each SMH Fund

CATALYST FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2024

compared to SMHCA’s total gross revenue. The Board concluded that SMHCA’s profitability from either SMH Fund was not excessive.

Economies of Scale. The Board discussed whether SMHCA had achieved economies of scale with respect to its sub-advisory services provided to each SMH Fund. The Board acknowledged that this was generally an adviser issue and noted that it should be considered in terms of the advisory agreement and its potential impact on sub-adviser expenses. The Board concluded that, based on the current size of each SMH Fund, it was unlikely that SMHCA was benefiting from economies of scale.

Conclusion. Having requested and received information from SMHCA as the Board believed to be reasonably necessary to evaluate the terms of the sub-advisory agreement between Catalyst and SMHCA, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the sub-advisory agreement was in the best interests of each of the SMH Funds and their shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date:	10/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer/President
Date:	10/7/2024

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer/Treasurer
Date:	10/7/2024